UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867
                                                      --------

                     OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--128.6%
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.8%
$       10,000   AL HFA (Single Family)                                                      5.350%    10/01/2026   $      10,168
----------------------------------------------------------------------------------------------------------------------------------
    20,720,000   AL HFA (Single Family)                                                      5.450     10/01/2032      21,178,741
----------------------------------------------------------------------------------------------------------------------------------
    15,880,000   AL IDA Solid Waste Disposal (Pine City Fiber
                 Company)                                                                    6.450     12/01/2023      16,184,896
----------------------------------------------------------------------------------------------------------------------------------
     7,430,000   AL IDA Solid Waste Disposal (Pine City Fiber
                 Company)                                                                    6.450     12/01/2023       7,577,634
----------------------------------------------------------------------------------------------------------------------------------
    10,585,000   AL Space Science Exhibit Finance Authority                                  6.000     10/01/2025      10,762,934
----------------------------------------------------------------------------------------------------------------------------------
        25,000   AL Water Pollution Control Authority                                        5.500     08/15/2020          25,127
----------------------------------------------------------------------------------------------------------------------------------
     1,810,000   Andalusia-Opp, AL Airport Authority                                         5.000     08/01/2026       1,871,685
----------------------------------------------------------------------------------------------------------------------------------
       100,000   Bay Minette, AL Industrial Devel. Board (B.F.
                 Goodrich)                                                                   6.500     02/15/2009         100,162
----------------------------------------------------------------------------------------------------------------------------------
       185,000   Courtland, AL Industrial Devel. Board (Champion
                 International Corp.)                                                        5.750     11/01/2027         189,619
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000   Courtland, AL Industrial Devel. Board (International
                 Paper Company) 1                                                            5.200     06/01/2025      10,375,600
----------------------------------------------------------------------------------------------------------------------------------
        20,000   Huntsville, AL Health Care Authority                                        4.445 2   06/01/2032          20,020
----------------------------------------------------------------------------------------------------------------------------------
    73,980,000   Huntsville, AL Health Care Authority 3                                      4.445     06/01/2032      74,053,980
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Mobile, AL Industrial Devel. Board (International
                 Paper Company)                                                              6.450     05/15/2019          26,459
----------------------------------------------------------------------------------------------------------------------------------
        10,000   Prichard, AL Hsg. Corp. (Wolf Ridge)                                        5.750     06/01/2023          10,010
----------------------------------------------------------------------------------------------------------------------------------
     2,200,000   Rainbow City, AL Special Health Care Facilities
                 Financing Authority (Regency Pointe) 4                                      8.250     01/01/2031       1,006,676
----------------------------------------------------------------------------------------------------------------------------------
        10,000   Selma, AL Industrial Devel. Board (International
                 Paper Company)                                                              6.000     05/01/2025          10,581
----------------------------------------------------------------------------------------------------------------------------------
        10,000   South Marengo County, AL Water & Fire Protection
                 Authority                                                                   7.700     05/01/2008          10,152
                                                                                                                    --------------
                                                                                                                      143,414,444
----------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.5%
    10,000,000   AK HFC                                                                      4.800     06/01/2038      10,003,200
----------------------------------------------------------------------------------------------------------------------------------
     7,250,000   AK HFC, Series C 1                                                          5.200     12/01/2037       7,516,365
----------------------------------------------------------------------------------------------------------------------------------
     2,250,000   AK Industrial Devel. & Export Authority (Anchorage
                 Sportsplex/Grace Community Church Obligated
                 Group)                                                                      6.150     08/01/2031       2,295,158
----------------------------------------------------------------------------------------------------------------------------------
     1,650,000   AK Industrial Devel. & Export Authority Community
                 Provider (Boys & Girls Home)                                                5.875     12/01/2027       1,700,391
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   AK Industrial Devel. & Export Authority Community
                 Provider (Boys & Girls Home)                                                6.000     12/01/2036       1,555,845
----------------------------------------------------------------------------------------------------------------------------------
        70,000   AK Industrial Devel. & Export Authority, Series A                           5.250     04/01/2023          71,380
----------------------------------------------------------------------------------------------------------------------------------
     7,780,000   AK Northern Tobacco Securitization Corp. (TASC)                             5.000     06/01/2032       7,719,238
----------------------------------------------------------------------------------------------------------------------------------
     1,730,000   AK Northern Tobacco Securitization Corp. (TASC)                             5.000     06/01/2046       1,702,182
----------------------------------------------------------------------------------------------------------------------------------
    31,850,000   AK Northern Tobacco Securitization Corp. (TASC)                             6.125 5   06/01/2046       3,132,448
----------------------------------------------------------------------------------------------------------------------------------
    20,860,000   AK Northern Tobacco Securitization Corp. (TASC)                             6.375 5   06/01/2046       1,875,314
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Kasaan, AK Lease 6                                                          9.500     07/01/2020          25,042
                                                                                                                    --------------
                                                                                                                       37,596,563
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.3%
       325,000   Apache County, AZ IDA (Tucson Electric Power
                 Company) 1                                                                  5.875     03/01/2033         325,224
----------------------------------------------------------------------------------------------------------------------------------
     6,700,000   AZ Health Facilities Authority (American Baptist
                 Estates)                                                                    7.750     11/15/2033       7,501,454
----------------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    3,000,000   Buckeye, AZ Watson Road Community Facilities
                 District                                                                    5.750%    07/01/2022   $   3,153,510
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Buckeye, AZ Watson Road Community Facilities
                 District                                                                    6.000     07/01/2030       5,290,250
----------------------------------------------------------------------------------------------------------------------------------
       810,000   Estrella, AZ Mountain Ranch Community Facilities
                 District                                                                    5.625     07/15/2025         841,744
----------------------------------------------------------------------------------------------------------------------------------
       400,000   Estrella, AZ Mountain Ranch Community Facilities
                 District                                                                    5.800     07/15/2030         420,060
----------------------------------------------------------------------------------------------------------------------------------
       500,000   Gladden Farms, AZ Community Facilities District                             5.500     07/15/2031         515,065
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Goodyear, AZ IDA Water & Sewer (Litchfield Park
                 Service Company)                                                            6.750     10/01/2031       1,085,510
----------------------------------------------------------------------------------------------------------------------------------
     4,910,000   Maricopa County, AZ IDA (Christian Care
                 Apartments)                                                                 6.500     01/01/2036       5,199,739
----------------------------------------------------------------------------------------------------------------------------------
     1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)                              8.500     04/20/2041       1,919,364
----------------------------------------------------------------------------------------------------------------------------------
       355,000   Maricopa County, AZ IDA (Sun King Apartments)                               6.750     11/01/2018         368,841
----------------------------------------------------------------------------------------------------------------------------------
       500,000   Maricopa County, AZ IDA (Sun King Apartments)                               6.750     05/01/2031         517,415
----------------------------------------------------------------------------------------------------------------------------------
     3,795,000   Maricopa County, AZ IDA (Sun King Apartments)                               9.500     11/01/2031       3,782,477
----------------------------------------------------------------------------------------------------------------------------------
       675,000   Maricopa County, AZ School District No. 024 (Gila
                 Bend)                                                                       5.500     07/01/2021         693,779
----------------------------------------------------------------------------------------------------------------------------------
       460,000   Merrill Ranch, AZ Community Facilities District No.
                 1 Special Assessment Lien                                                   5.250     07/01/2024         471,914
----------------------------------------------------------------------------------------------------------------------------------
       390,000   Merrill Ranch, AZ Community Facilities District No.
                 2 Special Assessment Lien                                                   5.250     07/01/2024         400,101
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Merrill Ranch, AZ Community Facilities District No.
                 2 Special Assessment Lien                                                   5.300     07/01/2030       1,023,620
----------------------------------------------------------------------------------------------------------------------------------
       195,000   Navajo County, AZ IDA (Stone Container Corp.)                               7.200     06/01/2027         199,222
----------------------------------------------------------------------------------------------------------------------------------
     1,060,000   Navajo County, AZ IDA (Stone Container Corp.)                               7.400     04/01/2026       1,084,899
----------------------------------------------------------------------------------------------------------------------------------
     1,125,000   Palm Valley, AZ Community Facility District No. 3                           5.300     07/15/2031       1,154,666
----------------------------------------------------------------------------------------------------------------------------------
       420,000   Parkway, AZ Community Facilities District No. 1
                 (Prescott Valley)                                                           5.300     07/15/2025         429,643
----------------------------------------------------------------------------------------------------------------------------------
       350,000   Parkway, AZ Community Facilities District No. 1
                 (Prescott Valley)                                                           5.350     07/15/2031         358,015
----------------------------------------------------------------------------------------------------------------------------------
     3,275,000   Phoenix, AZ IDA (America West Airlines)                                     6.250     06/01/2019       3,354,255
----------------------------------------------------------------------------------------------------------------------------------
     7,500,000   Phoenix, AZ IDA (America West Airlines)                                     6.300     04/01/2023       7,639,200
----------------------------------------------------------------------------------------------------------------------------------
        50,000   Phoenix, AZ IDA (Crossroads Apartments)                                     5.200     12/15/2021          50,771
----------------------------------------------------------------------------------------------------------------------------------
     1,650,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)                           6.250     07/01/2036       1,728,887
----------------------------------------------------------------------------------------------------------------------------------
     1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)                                     5.875     11/01/2037       1,933,626
----------------------------------------------------------------------------------------------------------------------------------
     1,450,000   Phoenix, AZ IDA (Royal Paper Converting)                                    7.000     03/01/2014       1,479,508
----------------------------------------------------------------------------------------------------------------------------------
       190,000   Pima County, AZ Devel. Authority (Tucson Electric
                 Power Company)                                                              6.100     09/01/2025         190,165
----------------------------------------------------------------------------------------------------------------------------------
     2,200,000   Pima County, AZ IDA (Christian Senior Living)                               5.050     01/01/2037       2,162,292
----------------------------------------------------------------------------------------------------------------------------------
       400,000   Pima County, AZ IDA (Desert Technology Schools)                             6.375     02/01/2014         411,196
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Pima County, AZ IDA (Desert Technology Schools)                             7.000     02/01/2024       1,032,620
----------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Pima County, AZ IDA (Facility Choice Education &
                 Devel. Corp.)                                                               6.250     06/01/2026       1,312,163
----------------------------------------------------------------------------------------------------------------------------------
     2,350,000   Pima County, AZ IDA (Facility Choice Education &
                 Devel. Corp.)                                                               6.375     06/01/2036       2,469,639
----------------------------------------------------------------------------------------------------------------------------------
     3,410,000   Pima County, AZ IDA (Global Water Resources)                                5.450     12/01/2017       3,428,891
----------------------------------------------------------------------------------------------------------------------------------
     2,215,000   Pima County, AZ IDA (Global Water Resources)                                5.600     12/01/2022       2,229,818
----------------------------------------------------------------------------------------------------------------------------------
    11,100,000   Pima County, AZ IDA (Global Water Resources)                                5.750     12/01/2032      11,173,704
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                                6.750     04/01/2036       1,606,140
----------------------------------------------------------------------------------------------------------------------------------
       250,000   Pima County, AZ IDA (Paradise Education Center)                             5.875     06/01/2022         257,610
----------------------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      550,000   Pima County, AZ IDA (Paradise Education Center)                             6.000%    06/01/2036   $     565,664
----------------------------------------------------------------------------------------------------------------------------------
       200,000   Pima County, AZ IDA (Single Family Mtg.)                                    6.200     11/01/2030         210,766
----------------------------------------------------------------------------------------------------------------------------------
     1,600,000   Pima County, AZ IDA (Sonoran Science Academy)                               5.670     12/01/2027       1,602,144
----------------------------------------------------------------------------------------------------------------------------------
     1,960,000   Pima County, AZ IDA (Sonoran Science Academy)                               5.750     12/01/2037       1,960,608
----------------------------------------------------------------------------------------------------------------------------------
     1,650,000   Pinal County, AZ IDA (San Manuel Facility)                                  6.250     06/01/2026       1,837,737
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Quail Creek, AZ Community Facilities District                               5.550     07/15/2030       1,552,440
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   San Luis, AZ Facility Devel. Corp. (Regional
                 Detention Center)                                                           7.250     05/01/2027       1,022,670
----------------------------------------------------------------------------------------------------------------------------------
       600,000   Tucson & Pima Counties, AZ IDA (Single Family
                 Mtg.)                                                                       6.000     07/01/2021         605,538
----------------------------------------------------------------------------------------------------------------------------------
       105,000   Tucson & Pima Counties, AZ IDA (Single Family
                 Mtg.)                                                                       6.200     01/01/2034         107,012
----------------------------------------------------------------------------------------------------------------------------------
       840,000   Tucson & Pima Counties, AZ IDA (Single Family
                 Mtg.)                                                                       6.350     01/01/2034         849,148
----------------------------------------------------------------------------------------------------------------------------------
       800,000   Tucson, AZ IDA (Joint Single Family Mtg.)                                   5.000     01/01/2039         801,888
----------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Verrado, AZ Community Facilities District No. 1                             5.350     07/15/2031       4,091,600
----------------------------------------------------------------------------------------------------------------------------------
       115,000   Yavapai County, AZ IDA (Citizens Utilities
                 Company)                                                                    5.450     06/01/2033         115,851
----------------------------------------------------------------------------------------------------------------------------------
    10,200,000   Yavapai County, AZ IDA Solid Waste Disposal
                 (Waste Management) 3                                                        4.900     03/01/2028      10,414,506
                                                                                                                    --------------
                                                                                                                      104,934,569
----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
       130,000   Calhoun County, AR Solid Waste Disposal (Georgia-
                 Pacific Corp.)                                                              6.375     11/01/2026         136,412
----------------------------------------------------------------------------------------------------------------------------------
        50,000   Grand Prairie, AR Water Users Board                                         5.900     07/01/2022          50,146
----------------------------------------------------------------------------------------------------------------------------------
     1,310,000   Little River County, AR (Georgia-Pacific Corp.)                             5.600     10/01/2026       1,321,711
----------------------------------------------------------------------------------------------------------------------------------
       375,000   Little Rock, AR Municipal Property Owners                                   5.250     03/01/2023         378,559
----------------------------------------------------------------------------------------------------------------------------------
       575,000   Little Rock, AR Municipal Property Owners                                   5.350     03/01/2032         581,751
----------------------------------------------------------------------------------------------------------------------------------
     8,450,000   North Little Rock, AR Residential Hsg.
                 Facilities Board (Ridgeview Apartments) 3                                   5.600     08/20/2045       8,919,475
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Pine Bluff, AR (International Paper Company)                                5.550     08/15/2022          25,797
----------------------------------------------------------------------------------------------------------------------------------
     5,460,000   Sebastian County, AR Health Facilities Board (Sparks
                 Regional Medical Center)                                                    5.625     11/01/2031       5,304,554
                                                                                                                    --------------
                                                                                                                       16,718,405
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--14.3%
       715,000   Azusa, AZ Special Tax Community Facilities District
                 No. 05-1                                                                    5.000     09/01/2027         726,204
----------------------------------------------------------------------------------------------------------------------------------
     6,450,000   Azusa, AZ Special Tax Community Facilities District
                 No. 05-1 1                                                                  5.000     09/01/2037       6,545,847
----------------------------------------------------------------------------------------------------------------------------------
     1,840,000   Azusa, AZ Special Tax Community Facilities District
                 No. 05-1                                                                    5.000     09/01/2037       1,867,342
----------------------------------------------------------------------------------------------------------------------------------
     1,640,000   Azusa, CA Special Tax Community Facilities District
                 No. 05-1                                                                    5.000     09/01/2027       1,665,699
----------------------------------------------------------------------------------------------------------------------------------
       415,000   Bakersfield, CA Improvement Bond Act 1915                                   5.100     09/02/2021         426,637
----------------------------------------------------------------------------------------------------------------------------------
     1,325,000   Bakersfield, CA Improvement Bond Act 1915                                   5.125     09/02/2026       1,350,308
----------------------------------------------------------------------------------------------------------------------------------
    60,110,000   CA County Tobacco Securitization Agency                                     6.118 5   06/01/2046       6,690,844
----------------------------------------------------------------------------------------------------------------------------------
    75,000,000   CA County Tobacco Securitization Agency                                     6.300 5   06/01/2055       3,848,250
----------------------------------------------------------------------------------------------------------------------------------
   127,310,000   CA County Tobacco Securitization Agency                                     6.489 5   06/01/2046      11,399,337
----------------------------------------------------------------------------------------------------------------------------------
   107,400,000   CA County Tobacco Securitization Agency                                     6.619 5   06/01/2050       6,585,768
----------------------------------------------------------------------------------------------------------------------------------
    33,920,000   CA County Tobacco Securitization Agency                                     6.650 5   06/01/2046       2,849,958
----------------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$  215,100,000   CA County Tobacco Securitization Agency                                     7.000% 5  06/01/2055   $   8,474,940
----------------------------------------------------------------------------------------------------------------------------------
   246,760,000   CA County Tobacco Securitization Agency                                     7.477 5   06/01/2055       7,494,101
----------------------------------------------------------------------------------------------------------------------------------
    36,000,000   CA County Tobacco Securitization Agency (TASC)                              0.000 7   06/01/2041      31,655,520
----------------------------------------------------------------------------------------------------------------------------------
    56,530,000   CA County Tobacco Securitization Agency (TASC)                              0.000 7   06/01/2046      49,863,417
----------------------------------------------------------------------------------------------------------------------------------
       255,000   CA County Tobacco Securitization Agency (TASC)                              5.250     06/01/2045         258,205
----------------------------------------------------------------------------------------------------------------------------------
    19,000,000   CA County Tobacco Securitization Agency (TASC)                              5.250     06/01/2046      19,133,000
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   CA County Tobacco Securitization Agency (TASC)                              5.500     06/01/2033       2,602,850
----------------------------------------------------------------------------------------------------------------------------------
       680,000   CA County Tobacco Securitization Agency (TASC)                              5.750     06/01/2029         715,612
----------------------------------------------------------------------------------------------------------------------------------
       235,000   CA County Tobacco Securitization Agency (TASC)                              5.875     06/01/2027         248,625
----------------------------------------------------------------------------------------------------------------------------------
     2,610,000   CA County Tobacco Securitization Agency (TASC)                              5.875     06/01/2035       2,752,845
----------------------------------------------------------------------------------------------------------------------------------
     7,285,000   CA County Tobacco Securitization Agency (TASC)                              5.875     06/01/2043       7,683,708
----------------------------------------------------------------------------------------------------------------------------------
     2,930,000   CA County Tobacco Securitization Agency (TASC)                              6.000     06/01/2042       3,117,022
----------------------------------------------------------------------------------------------------------------------------------
       155,000   CA County Tobacco Securitization Agency (TASC)                              6.000     06/01/2043         164,894
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   CA County Tobacco Securitization Agency (TASC)                              6.125     06/01/2038       5,347,200
----------------------------------------------------------------------------------------------------------------------------------
   318,250,000   CA County Tobacco Securitization Agency (TASC)                              6.315 5   06/01/2050      23,878,298
----------------------------------------------------------------------------------------------------------------------------------
    57,000,000   CA County Tobacco Securitization Agency (TASC)                              6.400 5   06/01/2046       5,578,590
----------------------------------------------------------------------------------------------------------------------------------
     9,010,000   CA GO 3                                                                     4.750     12/01/2018       9,299,980
----------------------------------------------------------------------------------------------------------------------------------
    21,000,000   CA GO 3                                                                     4.900     12/01/2025      21,656,670
----------------------------------------------------------------------------------------------------------------------------------
    57,500,000   CA GO 3                                                                     5.050     12/01/2036      59,318,725
----------------------------------------------------------------------------------------------------------------------------------
     3,655,000   CA Golden State Tobacco Securitization Corp. 1                              6.250     06/01/2033       4,045,902
----------------------------------------------------------------------------------------------------------------------------------
   137,060,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                      5.000     06/01/2045     142,080,508
----------------------------------------------------------------------------------------------------------------------------------
    40,650,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                      5.125     06/01/2047      40,775,202
----------------------------------------------------------------------------------------------------------------------------------
   264,735,000   CA Golden State Tobacco Securitization Corp.
                 (TASC) 3,6                                                                  5.750     06/01/2047     283,442,940
----------------------------------------------------------------------------------------------------------------------------------
 1,071,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                      5.899 5   06/01/2047     108,053,190
----------------------------------------------------------------------------------------------------------------------------------
   340,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)                                                                      6.000 5   06/01/2047      32,725,000
----------------------------------------------------------------------------------------------------------------------------------
     1,510,000   CA Golden State Tobacco Securitization Corp.
                 (TASC) 1                                                                    7.875     06/01/2042       1,842,849
----------------------------------------------------------------------------------------------------------------------------------
     6,250,000   CA Pollution Control Financing Authority
                 (Browning-Ferris Industries)                                                6.750     09/01/2019       6,278,063
----------------------------------------------------------------------------------------------------------------------------------
    25,575,000   CA Pollution Control Financing Authority
                 (Browning-Ferris Industries)                                                6.875     11/01/2027      25,726,916
----------------------------------------------------------------------------------------------------------------------------------
     2,980,000   CA Pollution Control Financing Authority (General
                 Motors Corp.) 1                                                             5.500     04/01/2008       2,979,732
----------------------------------------------------------------------------------------------------------------------------------
     4,815,000   CA Statewide CDA (Aspire Public Schools)                                    7.250     08/01/2031       5,001,533
----------------------------------------------------------------------------------------------------------------------------------
    13,000,000   CA Statewide CDA (East Valley Tourist)                                      9.250     10/01/2020      14,307,540
----------------------------------------------------------------------------------------------------------------------------------
    14,400,000   CA Statewide CDA (Fairfield Apartments)                                     7.250     01/01/2035      11,762,208
----------------------------------------------------------------------------------------------------------------------------------
   555,300,000   CA Statewide Financing Authority Tobacco
                 Settlement                                                                  7.001 5   06/01/2055      21,878,820
----------------------------------------------------------------------------------------------------------------------------------
   260,000,000   CA Statewide Financing Authority Tobacco
                 Settlement                                                                  7.876 5   06/01/2055       6,918,600
----------------------------------------------------------------------------------------------------------------------------------
     4,500,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)                                                           6.000     05/01/2037       4,783,230
----------------------------------------------------------------------------------------------------------------------------------
     1,405,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)                                                           6.000     05/01/2043       1,493,431
----------------------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      100,000   CA Statewide Financing Authority Tobacco                                    6.000%    05/01/2043  $      106,294
                 Settlement (TASC)
----------------------------------------------------------------------------------------------------------------------------------
     4,005,000   CA Valley Health System COP                                                 6.875     05/15/2023       4,011,328
----------------------------------------------------------------------------------------------------------------------------------
     1,380,000   Lathrop, CA Special Tax Community Facilities
                 District No. 03-2                                                           7.000     09/01/2033       1,445,840
----------------------------------------------------------------------------------------------------------------------------------
    13,000,000   Long Beach, CA Harbor 3                                                     5.200     05/15/2027      13,761,540
----------------------------------------------------------------------------------------------------------------------------------
     5,700,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Air Canada)                                                          8.750     10/01/2014       5,507,967
----------------------------------------------------------------------------------------------------------------------------------
     2,010,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (American Airlines)                                                   7.500     12/01/2024       2,282,134
----------------------------------------------------------------------------------------------------------------------------------
     1,685,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Continental Airlines)                                                5.650     08/01/2017       1,666,398
----------------------------------------------------------------------------------------------------------------------------------
     1,135,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta Airlines)                                                      6.350     11/01/2025       1,114,547
----------------------------------------------------------------------------------------------------------------------------------
     9,660,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Delta-Continental Airlines) 6                                        9.250     08/01/2024       9,691,492
----------------------------------------------------------------------------------------------------------------------------------
   115,975,000   Northern CA Tobacco Securitization Authority
                 (TASC)                                                                      6.375 5   06/01/2045      12,826,835
----------------------------------------------------------------------------------------------------------------------------------
     5,925,000   Palm Deser, CA Improvement Bond Act 1915                                    5.100     09/02/2037       5,941,709
----------------------------------------------------------------------------------------------------------------------------------
     2,200,000   San Diego County, CA COP                                                    5.700     02/01/2028       2,216,676
----------------------------------------------------------------------------------------------------------------------------------
    45,440,000   Southern CA Tobacco Securitization Authority                                5.125     06/01/2046      45,491,347
----------------------------------------------------------------------------------------------------------------------------------
   175,550,000   Southern CA Tobacco Securitization Authority                                6.250 5   06/01/2046      16,664,962
----------------------------------------------------------------------------------------------------------------------------------
    41,325,000   Southern CA Tobacco Securitization Authority                                6.400 5   06/01/2046       3,686,603
----------------------------------------------------------------------------------------------------------------------------------
   143,080,000   Southern CA Tobacco Securitization Authority                                7.100 5   06/01/2046       9,985,553
----------------------------------------------------------------------------------------------------------------------------------
       125,000   Southern CA Tobacco Securitization Authority
                 (TASC)                                                                      5.000     06/01/2037         124,129
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Stockton, CA Public Financing Authority,
                 Series A                                                                    5.250     09/01/2031       3,199,260
----------------------------------------------------------------------------------------------------------------------------------
     2,860,000   Stockton, CA Public Financing Authority,
                 Series A                                                                    5.250     09/01/2034       3,047,702
----------------------------------------------------------------------------------------------------------------------------------
     5,425,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)                                   5.450     09/01/2026       5,184,293
----------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)                                   5.500     09/01/2036       3,769,760
----------------------------------------------------------------------------------------------------------------------------------
     2,680,000   Val Verde, CA Unified School District Special Tax                           5.450     09/01/2036       2,817,109
                                                                                                                   ---------------
                                                                                                                    1,171,839,538
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--3.3%
     1,000,000   Andonea, CO Metropolitan District No. 2                                     6.125     12/01/2025       1,048,180
----------------------------------------------------------------------------------------------------------------------------------
     2,380,000   Andonea, CO Metropolitan District No. 3                                     6.250     12/01/2035       2,496,572
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Arista, CO Metropolitan District                                            6.750     12/01/2035       5,413,950
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Aurora, CO Single Tree Metropolitan District                                5.500     11/15/2031       1,513,725
----------------------------------------------------------------------------------------------------------------------------------
     2,620,000   Beacon Point, CO Metropolitan District                                      6.125     12/01/2025       2,807,540
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Beacon Point, CO Metropolitan District                                      6.250     12/01/2035       2,150,300
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Castle Oaks, CO Metropolitan District                                       6.000     12/01/2025       1,042,480
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Castle Oaks, CO Metropolitan District                                       6.125     12/01/2035       1,560,780
----------------------------------------------------------------------------------------------------------------------------------
     5,920,000   Central Marksheffel, CO Metropolitan District                               7.250     12/01/2029       6,421,542
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   CO Educational & Cultural Facilities Authority
                 (Banning Lewis Ranch Academy)                                               6.125     12/15/2035       1,559,565
----------------------------------------------------------------------------------------------------------------------------------
       680,000   CO Educational & Cultural Facilities Authority
                 (Carbon Valley Academy Charter School)                                      5.625     12/01/2036         695,892
----------------------------------------------------------------------------------------------------------------------------------
     2,475,000   CO Educational & Cultural Facilities Authority (Inn
                 at Auraria)                                                                 5.375     07/01/2015       2,517,347
----------------------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   24,295,000   CO Educational & Cultural Facilities Authority (Inn
                 at Auraria)                                                                 6.000%    07/01/2042   $  25,047,902
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   CO Health Facilities Authority (Christian Living
                 Communities)                                                                5.750     01/01/2037       2,099,820
----------------------------------------------------------------------------------------------------------------------------------
     1,225,000   CO Health Facilities Authority Health & Residential
                 Care Facilities (Volunteers of America) 8                                   5.300     07/01/2037       1,230,464
----------------------------------------------------------------------------------------------------------------------------------
       405,000   CO Hsg. & Finance Authority 1                                               6.400     11/01/2024         414,068
----------------------------------------------------------------------------------------------------------------------------------
       690,000   CO Hsg. & Finance Authority 1                                               6.450     04/01/2030         725,652
----------------------------------------------------------------------------------------------------------------------------------
       820,000   CO Hsg. & Finance Authority 1                                               7.000     02/01/2030         861,943
----------------------------------------------------------------------------------------------------------------------------------
       170,000   CO Hsg. & Finance Authority                                                 7.050     04/01/2031         178,913
----------------------------------------------------------------------------------------------------------------------------------
       675,000   CO Hsg. & Finance Authority                                                 7.050     04/01/2031         710,390
----------------------------------------------------------------------------------------------------------------------------------
       695,000   CO Hsg. & Finance Authority 1                                               7.250     10/01/2031         714,717
----------------------------------------------------------------------------------------------------------------------------------
       435,000   CO Hsg. & Finance Authority 1                                               8.400     10/01/2021         459,886
----------------------------------------------------------------------------------------------------------------------------------
        15,000   CO Hsg. & Finance Authority (Single Family)                                 6.500     11/01/2029          15,332
----------------------------------------------------------------------------------------------------------------------------------
        40,000   CO Hsg. & Finance Authority (Single Family)                                 6.800     04/01/2030          41,012
----------------------------------------------------------------------------------------------------------------------------------
     2,135,000   CO Hsg. & Finance Authority (Single Family)                                 6.800     02/01/2031       2,258,830
----------------------------------------------------------------------------------------------------------------------------------
        74,000   CO Hsg. & Finance Authority (Single Family)                                 7.250     05/01/2027          74,098
----------------------------------------------------------------------------------------------------------------------------------
        10,000   CO Hsg. & Finance Authority (Single Family)                                 7.375     06/01/2026          10,291
----------------------------------------------------------------------------------------------------------------------------------
       435,000   CO Hsg. & Finance Authority, Series C-2 1                                   6.600     08/01/2032         458,412
----------------------------------------------------------------------------------------------------------------------------------
       380,000   CO Hsg. & Finance Authority, Series C-2 1                                   6.875     11/01/2028         384,830
----------------------------------------------------------------------------------------------------------------------------------
     7,050,000   CO International Center Metropolitan District
                 No.3                                                                        6.500     12/01/2035       7,431,899
----------------------------------------------------------------------------------------------------------------------------------
       215,000   Colorado Springs, CO Utilities 1                                            5.000     11/15/2043         223,065
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Confluence, CO Metropolitan District 8                                      5.400     12/01/2027       1,011,610
----------------------------------------------------------------------------------------------------------------------------------
       750,000   Confluence, CO Metropolitan District 8                                      5.450     12/01/2034         761,115
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Copperleaf, CO Metropolitan District No. 2                                  5.850     12/01/2026       1,040,410
----------------------------------------------------------------------------------------------------------------------------------
     1,850,000   Copperleaf, CO Metropolitan District No. 2                                  5.950     12/01/2036       1,924,426
----------------------------------------------------------------------------------------------------------------------------------
     1,100,000   Crystal Crossing, CO Metropolitan District                                  6.000     12/01/2036       1,145,815
----------------------------------------------------------------------------------------------------------------------------------
     8,000,000   Denver, CO City & County Airport 3                                          5.000     11/15/2025       8,469,960
----------------------------------------------------------------------------------------------------------------------------------
       535,000   Denver, CO City & County Airport                                            5.000     11/15/2025         544,807
----------------------------------------------------------------------------------------------------------------------------------
       195,000   Denver, CO City & County Airport                                            5.000     11/15/2031         196,808
----------------------------------------------------------------------------------------------------------------------------------
    22,150,000   Denver, CO City & County Airport Special
                 Facilities (United Air Lines)                                               6.875     10/01/2032      22,471,175
----------------------------------------------------------------------------------------------------------------------------------
     1,355,000   Denver, CO Urban Renewal Authority                                          9.125     09/01/2017       1,372,574
----------------------------------------------------------------------------------------------------------------------------------
    40,000,000   Denver, CO. Convention Center Hotel
                 Authority 3                                                                 5.000     12/01/2035      42,245,200
----------------------------------------------------------------------------------------------------------------------------------
       375,000   Eagle County, CO Airport Terminal Corp.                                     5.250     05/01/2020         383,775
----------------------------------------------------------------------------------------------------------------------------------
     1,335,000   Elbert & Highway 86, CO Metropolitan District                               5.750     12/01/2036       1,342,249
----------------------------------------------------------------------------------------------------------------------------------
     2,475,000   Elkhorn Ranch, CO Metropolitan District                                     6.375     12/01/2035       2,617,139
----------------------------------------------------------------------------------------------------------------------------------
       560,000   Fairplay, CO Sanitation District                                            5.250     12/15/2031         560,594
----------------------------------------------------------------------------------------------------------------------------------
       700,000   Fallbrook, CO Metropolitan District                                         5.625     12/01/2026         709,065
----------------------------------------------------------------------------------------------------------------------------------
     3,625,000   High Plains, CO Metropolitan District                                       6.125     12/01/2025       3,884,478
----------------------------------------------------------------------------------------------------------------------------------
     6,625,000   High Plains, CO Metropolitan District                                       6.250     12/01/2035       7,122,869
----------------------------------------------------------------------------------------------------------------------------------
     3,725,000   Highline Business Improvement District (Littleton,
                 CO) 6,9                                                                     5.250     12/15/2019       2,235,000
----------------------------------------------------------------------------------------------------------------------------------
     1,060,000   Horse Creek, CO Metropolitan District                                       5.750     12/01/2036       1,064,982
----------------------------------------------------------------------------------------------------------------------------------
       500,000   Huntington Trails, CO Metropolitan District                                 6.250     12/01/2036         526,670
----------------------------------------------------------------------------------------------------------------------------------
     3,750,000   Lambertson Farms, CO Metropolitan District No. 1                            6.100     12/01/2035       3,770,025
----------------------------------------------------------------------------------------------------------------------------------
     1,145,000   Liberty Ranch, CO Metropolitan District                                     6.250     12/01/2036       1,204,334
----------------------------------------------------------------------------------------------------------------------------------
    11,000,000   Lincoln Park, CO Metropolitan District                                      7.750     12/01/2026      12,000,450
----------------------------------------------------------------------------------------------------------------------------------
     1,875,000   Madre, CO Metropolitan District No. 2                                       5.500     12/01/2036       1,895,081
----------------------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    1,800,000   Mountain Shadows, CO Metropolitan District                                  5.625%    12/01/2037   $   1,801,872
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Murphy Creek, CO Metropolitan District No. 3                                6.000     12/01/2026       3,154,800
----------------------------------------------------------------------------------------------------------------------------------
     9,060,000   Murphy Creek, CO Metropolitan District No. 3                                6.125     12/01/2035       9,540,995
----------------------------------------------------------------------------------------------------------------------------------
     4,500,000   Northwest CO Metropolitan District No. 3                                    6.125     12/01/2025       4,809,195
----------------------------------------------------------------------------------------------------------------------------------
     5,625,000   Northwest CO Metropolitan District No. 3                                    6.250     12/01/2035       6,019,481
----------------------------------------------------------------------------------------------------------------------------------
    18,340,000   Park Valley, CO Water & Sanitation Metropolitan
                 District                                                                    6.000 5   12/15/2017       9,869,304
----------------------------------------------------------------------------------------------------------------------------------
       850,000   Prairie Center, CO Metropolitan District No. 3                              5.250     12/15/2021         865,700
----------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Prairie Center, CO Metropolitan District No. 3                              5.400     12/15/2031       1,274,450
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Prairie Center, CO Metropolitan District No. 3                              5.400     12/15/2031       1,019,560
----------------------------------------------------------------------------------------------------------------------------------
     2,275,000   Regency, CO Metropolitan District                                           5.750     12/01/2036       2,312,742
----------------------------------------------------------------------------------------------------------------------------------
     1,320,000   Silver Peaks, CO Metropolitan District                                      5.750     12/01/2036       1,327,168
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Sorrell Ranch, CO Metropolitan District                                     5.750     12/01/2036       1,546,050
----------------------------------------------------------------------------------------------------------------------------------
     1,735,000   Sorrell Ranch, CO Metropolitan District                                     6.750     12/15/2036       1,760,539
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Southlands, CO Medical District                                             7.000     12/01/2024       1,110,600
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Southlands, CO Medical District                                             7.125     12/01/2034       2,223,460
----------------------------------------------------------------------------------------------------------------------------------
     2,065,000   Tallgrass, CO Metropolitan District                                         5.250     12/01/2037       2,082,862
----------------------------------------------------------------------------------------------------------------------------------
       500,000   Tallyns Reach, CO Metropolitan District No. 3                               5.200     12/01/2036         507,330
----------------------------------------------------------------------------------------------------------------------------------
       655,000   Todd Creek Farms, CO Metropolitan District No. 1                            6.125     12/01/2019         691,916
----------------------------------------------------------------------------------------------------------------------------------
       695,000   Traditions, CO Metropolitan District No. 2                                  5.750     12/01/2036         700,303
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Wheatlands, CO Metropolitan District                                        6.125     12/01/2035       2,093,580
----------------------------------------------------------------------------------------------------------------------------------
     1,550,000   Wildgrass, CO Metropolitan District                                         6.200     12/01/2034       1,675,364
----------------------------------------------------------------------------------------------------------------------------------
       750,000   Woodmen Heights, CO Metropolitan District No. 1                             6.750     12/01/2020         799,380
----------------------------------------------------------------------------------------------------------------------------------
    12,250,000   Woodmen Heights, CO Metropolitan District No. 1                             7.000     12/01/2030      13,261,605
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Wyndham Hill, CO Metropolitan District                                      6.250     12/01/2025       1,055,970
----------------------------------------------------------------------------------------------------------------------------------
     2,450,000   Wyndham Hill, CO Metropolitan District                                      6.375     12/01/2035       2,590,704
                                                                                                                    --------------
                                                                                                                      267,164,938
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.6%
        50,000   CT Devel. Authority (Aquarion Water Company of
                 Connecticut)                                                                6.000     09/01/2036          51,072
----------------------------------------------------------------------------------------------------------------------------------
       133,505   CT Devel. Authority (East Hills Woods)                                      7.750     11/01/2017         133,516
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   CT Devel. Authority Airport Facility (Learjet) 1                            7.950     04/01/2026       1,806,975
----------------------------------------------------------------------------------------------------------------------------------
       425,000   CT Devel. Authority Pollution Control (Connecticut
                 Light & Power Company)                                                      5.850     09/01/2028         444,180
----------------------------------------------------------------------------------------------------------------------------------
     8,055,000   CT Devel. Authority Pollution Control (Connecticut
                 Light & Power Company) 1                                                    5.950     09/01/2028       8,375,750
----------------------------------------------------------------------------------------------------------------------------------
    15,590,000   CT Devel. Authority Pollution Control (Western
                 Massachusetts Electric Company)                                             5.850     09/01/2028      16,293,577
----------------------------------------------------------------------------------------------------------------------------------
       110,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                 Foundation Obligated Group) 1                                               6.500     07/01/2012         112,424
----------------------------------------------------------------------------------------------------------------------------------
       235,000   CT H&EFA (Windham Community Memorial
                 Hospital)                                                                   6.000     07/01/2020         239,658
----------------------------------------------------------------------------------------------------------------------------------
        80,000   CT HFA 1                                                                    6.300     11/15/2017          81,874
----------------------------------------------------------------------------------------------------------------------------------
     9,020,000   CT Resource Recovery Authority (Browning-Ferris
                 Industries) 1                                                               6.450     11/15/2022       9,161,524
----------------------------------------------------------------------------------------------------------------------------------
     2,975,000   Georgetown, CT Special Taxing District                                      5.125     10/01/2036       2,985,889
----------------------------------------------------------------------------------------------------------------------------------
     3,750,000   Mashantucket, CT Western Pequot Tribe, Series B                             5.500     09/01/2036       3,967,088
----------------------------------------------------------------------------------------------------------------------------------
       750,000   Mashantucket, CT Western Pequot Tribe, Series B                             5.750     09/01/2027         767,400
----------------------------------------------------------------------------------------------------------------------------------
     1,305,000   New Britain, CT Senior Citizens Hsg. (Nathan Hale
                 Apartments)                                                                 6.875     07/01/2024       1,354,825
----------------------------------------------------------------------------------------------------------------------------------


                  7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     950,000   West Haven, CT Hsg. Authority (Meadow Landing Apartments)                    6.000%    01/01/2028   $      998,403
-----------------------------------------------------------------------------------------------------------------------------------
      605,000   West Haven, CT Hsg. Authority (Meadow Landing Apartments)                    6.000     01/01/2033          636,218
                                                                                                                    ---------------
                                                                                                                        47,410,373
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.0%
    1,810,000   DE EDA (General Motors Corp.)                                                5.600     04/01/2009        1,808,244
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   DE EDA (Peninsula United Methodist Homes)                                    6.300     05/01/2022          142,909
-----------------------------------------------------------------------------------------------------------------------------------
      275,000   DE Hsg. Authority (Multifamily Mtg.)                                         7.000     05/01/2025          275,547
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   DE Hsg. Authority (Single Family Mtg.)                                       6.000     07/01/2018           15,252
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   New Castle County, DE Pollution Control (General Motors Corp.)               7.000 2   10/01/2008          200,000
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Wilmington, DE GO                                                            6.200     10/01/2016           25,545
                                                                                                                    ---------------
                                                                                                                         2,467,497
-----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--3.4%
      110,000   District of Columbia HFA (Benning Road Apartments)                           6.300     01/01/2012          110,317
-----------------------------------------------------------------------------------------------------------------------------------
   10,380,000   District of Columbia HFA (Shipley Park Apartments) 3                         4.800     06/01/2038       10,483,022
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   District of Columbia Tobacco Settlement Financing Corp.                      6.250     05/15/2024          139,504
-----------------------------------------------------------------------------------------------------------------------------------
   10,290,000   District of Columbia Tobacco Settlement Financing Corp. 1                    6.500     05/15/2033       12,289,553
-----------------------------------------------------------------------------------------------------------------------------------
   32,680,000   District of Columbia Tobacco Settlement Financing Corp.                      6.750     05/15/2040       35,921,202
-----------------------------------------------------------------------------------------------------------------------------------
  435,000,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)               6.250 5   06/15/2046       41,790,450
-----------------------------------------------------------------------------------------------------------------------------------
1,348,680,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)               6.873 5   06/15/2055       55,821,865
-----------------------------------------------------------------------------------------------------------------------------------
1,055,000,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)               7.250 5   06/15/2055       35,891,100
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Metropolitan Washington D.C. Airport Authority, Series A 3                   5.000     10/01/2035        5,248,475
-----------------------------------------------------------------------------------------------------------------------------------
   16,400,000   Metropolitan Washington D.C. Airport Authority, Series A 3                   5.000     10/01/2035       17,293,882
-----------------------------------------------------------------------------------------------------------------------------------
    8,220,000   Metropolitan Washington D.C. Airport Authority, Series A 3                   5.125     10/01/2029        8,610,245
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Metropolitan Washington D.C. Airport Authority, Series A 3                   5.250     10/01/2020        1,822,284
-----------------------------------------------------------------------------------------------------------------------------------
   12,270,000   Metropolitan Washington D.C. Airport Authority, Series A 3                   5.250     10/01/2020       12,776,812
-----------------------------------------------------------------------------------------------------------------------------------
   12,300,000   Metropolitan Washington D.C. Airport Authority, Series A 3                   5.250     10/01/2020       12,808,052
-----------------------------------------------------------------------------------------------------------------------------------
   22,300,000   Metropolitan Washington D.C. Airport Authority, Series A 3                   5.250     10/01/2032       23,434,624
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Metropolitan Washington D.C. Airport Authority, Series B 3                   5.000     10/01/2034        5,223,375
                                                                                                                    ---------------
                                                                                                                       279,664,762


                  8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--12.4%
$   1,270,000   Aberdeen, FL Community Devel. District                                       5.250%    11/01/2015   $    1,278,217
-----------------------------------------------------------------------------------------------------------------------------------
      505,000   Aberdeen, FL Community Devel. District                                       5.500     11/01/2011          506,692
-----------------------------------------------------------------------------------------------------------------------------------
    4,765,000   Aberdeen, FL Community Devel. District                                       5.500     05/01/2036        4,852,200
-----------------------------------------------------------------------------------------------------------------------------------
    1,895,000   Amelia Walk, FL Community Devel. District Special Assessment                 5.500     05/01/2037        1,934,776
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Arborwood, FL Community Devel. District (Centex Homes)                       5.250     05/01/2016        4,018,520
-----------------------------------------------------------------------------------------------------------------------------------
    4,200,000   Arlington Ridge, FL Community Devel. District                                5.500     05/01/2036        4,285,764
-----------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Ave Maria Stewardship, FL Community Devel. District                          5.125     05/01/2038        2,259,653
-----------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Avelar Creek, FL Community Devel. District                                   5.375     05/01/2036        2,261,610
-----------------------------------------------------------------------------------------------------------------------------------
    1,205,000   Avignon Villages, FL Community Devel. District                               5.300     05/01/2014        1,207,506
-----------------------------------------------------------------------------------------------------------------------------------
      770,000   Avignon Villages, FL Community Devel. District                               5.400     05/01/2037          767,844
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Bahia Lakes, FL Community Devel. District                                    5.450     05/01/2037        1,013,840
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Bainebridge, FL Community Devel. District 8                                  5.500     05/01/2038        1,501,140
-----------------------------------------------------------------------------------------------------------------------------------
    2,745,000   Bartram Park, FL Community Devel. District                                   5.300     05/01/2035        2,779,285
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   Bayshore, FL Hsg. Corp.                                                      8.000     12/01/2016          210,926
-----------------------------------------------------------------------------------------------------------------------------------
    4,300,000   Baywinds, FL Community Devel. District                                       4.900     05/01/2012        4,278,930
-----------------------------------------------------------------------------------------------------------------------------------
    2,895,000   Baywinds, FL Community Devel. District                                       5.250     05/01/2037        2,906,319
-----------------------------------------------------------------------------------------------------------------------------------
   11,000,000   Beacon, FL Tradeport Community Devel. District 3                             5.625     05/01/2032       11,897,545
-----------------------------------------------------------------------------------------------------------------------------------
    1,955,000   Beacon, FL Tradeport Community Devel. District                               7.250     05/01/2033        2,119,435
-----------------------------------------------------------------------------------------------------------------------------------
    9,955,000   Bella Verde, FL Golf Community Devel. District                               4.800     12/18/2007        9,943,850
-----------------------------------------------------------------------------------------------------------------------------------
    7,625,000   Bonnet Creek, FL Resort Community Devel. District Special Assessment         7.500     05/01/2034        8,389,559
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Broward County, FL Educational Facilities Authority (Nova Southeastern
                University) 3                                                                5.000     04/01/2036       10,464,650
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Broward County, FL Educational Facilities Authority (Pompano Oaks
                Apartments)                                                                  6.000     12/01/2027           76,562
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Broward County, FL HFA (Cross Keys Apartments)                               5.750     10/01/2028           25,460
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   Broward County, FL HFA (Heron Pointe Apartments)                             5.700     11/01/2029          161,946
-----------------------------------------------------------------------------------------------------------------------------------
   12,475,000   Broward County, FL HFA (Pembroke Village Apartments)                         7.000     06/01/2046       12,475,125
-----------------------------------------------------------------------------------------------------------------------------------
    1,310,000   Broward County, FL HFA (Single Family)                                       5.000     10/01/2039        1,311,362
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Broward County, FL HFA (Stirling Apartments)                                 5.600     10/01/2018           15,294
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Broward County, FL HFA (Stirling Apartments)                                 5.750     04/01/2038          128,560
-----------------------------------------------------------------------------------------------------------------------------------
      400,000   Broward County, FL Port Facilities                                           5.000     09/01/2027          405,516
-----------------------------------------------------------------------------------------------------------------------------------
    1,050,000   Century Gardens, FL Community Devel. District                                5.100     05/01/2037        1,051,218
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Chapel Creek, FL Community Devel. District Special Assessment                5.200     05/01/2011        2,516,575
-----------------------------------------------------------------------------------------------------------------------------------
    3,665,000   Chapel Creek, FL Community Devel. District Special Assessment                5.250     05/01/2015        3,687,576
-----------------------------------------------------------------------------------------------------------------------------------
   12,595,000   Chapel Creek, FL Community Devel. District Special Assessment                5.500     05/01/2038       12,877,506
-----------------------------------------------------------------------------------------------------------------------------------
   19,840,000   Clearwater Cay, FL Community Devel. District                                 5.500     05/01/2037       20,256,442
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Collier County, FL HFA (Saxon Manor Isles Apartments)                        5.450     03/01/2030          203,708
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Collier County, FL IDA (Allete)                                              6.500     10/01/2025           55,479
-----------------------------------------------------------------------------------------------------------------------------------
    4,080,000   Connerton West, FL Community Devel. District                                 5.125     05/01/2016        4,106,316
-----------------------------------------------------------------------------------------------------------------------------------
    4,370,000   Connerton West, FL Community Devel. District                                 5.400     05/01/2038        4,442,324
-----------------------------------------------------------------------------------------------------------------------------------
    4,940,000   Copperstone, FL Community Devel. District                                    5.200     05/01/2038        4,957,191
-----------------------------------------------------------------------------------------------------------------------------------


                  9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   7,520,000   Cordoba Ranch, FL Community Devel. District Special Assessment               5.550%    05/01/2037   $    7,704,616
-----------------------------------------------------------------------------------------------------------------------------------
    3,250,000   Creekside, FL Community Devel. District                                      5.200     05/01/2038        3,271,678
-----------------------------------------------------------------------------------------------------------------------------------
    1,130,000   Crestview II, FL Community Devel. District Special Assessment                5.600     05/01/2037        1,161,753
-----------------------------------------------------------------------------------------------------------------------------------
    2,625,000   Crosscreek, FL Community Devel. District                                     5.500     05/01/2017        2,678,629
-----------------------------------------------------------------------------------------------------------------------------------
    1,280,000   Crosscreek, FL Community Devel. District                                     5.600     05/01/2039        1,304,832
-----------------------------------------------------------------------------------------------------------------------------------
    9,685,000   Cypress Creek of Hillsborough County, FL Community Devel. District           5.350     05/01/2037        9,775,942
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   Dade County, FL Aviation (Miami International Airport)                       5.125     10/01/2022           96,712
-----------------------------------------------------------------------------------------------------------------------------------
      355,000   Dade County, FL Aviation (Miami International Airport) 1                     5.750     10/01/2018          362,551
-----------------------------------------------------------------------------------------------------------------------------------
    1,710,000   Dade County, FL Aviation (Miami International Airport) 1                     5.750     10/01/2026        1,746,372
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Dade County, FL Aviation, Series A                                           5.750     10/01/2011           20,425
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Dade County, FL HFA (Golden Lakes Apartments)                                6.050     11/01/2039           45,604
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Dade County, FL HFA (Siesta Pointe Apartments)                               5.650     09/01/2017           40,535
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Dade County, FL HFA (Siesta Pointe Apartments) 1                             5.750     09/01/2029           70,886
-----------------------------------------------------------------------------------------------------------------------------------
       10,752   Dade County, FL HFA (Single Family Mtg.)                                     6.100     04/01/2027           11,124
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Dade County, FL IDA (Florida Club Care) 1                                    6.600     01/20/2018           25,054
-----------------------------------------------------------------------------------------------------------------------------------
    1,915,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)                         8.000     06/01/2022        1,935,395
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Dade County, FL Res Rec                                                      5.500     10/01/2013           81,394
-----------------------------------------------------------------------------------------------------------------------------------
    3,235,000   Durbin Crossing, FL Community Devel. District Special Assessment             5.250     11/01/2015        3,255,930
-----------------------------------------------------------------------------------------------------------------------------------
    1,125,000   Easton Park, FL Community Devel. District                                    5.200     05/01/2037        1,121,940
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Edgewater, FL Water & Sewer                                                  7.000     10/01/2021            5,014
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Enclave at Black Point Marina, FL Community Devel. District                  5.200     05/01/2014        1,514,370
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Enclave at Black Point Marina, FL Community Devel. District                  5.400     05/01/2037          750,915
-----------------------------------------------------------------------------------------------------------------------------------
    4,200,000   Escambia County, FL Environmental Improvement (International Paper
                Company) 1                                                                   5.000     08/01/2026        4,263,126
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Escambia County, FL HFA (Single Family Mtg.)                                 5.500     10/01/2031           30,754
-----------------------------------------------------------------------------------------------------------------------------------
    8,720,000   Fiddlers Creek, FL Community Devel. District                                 6.000     05/01/2038        9,424,750
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   FL Capital Projects Finance Authority (Waste Corp. of America)               9.000     09/01/2020        1,262,313
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL Capital Projects Finance Authority CCRC (Glenridge on Palmer Ranch)       7.625     06/01/2032           53,492
-----------------------------------------------------------------------------------------------------------------------------------
    8,485,000   FL Capital Projects Finance Authority CCRC (Glenridge on Palmer Ranch)       8.000     06/01/2032       10,173,515
-----------------------------------------------------------------------------------------------------------------------------------
   26,200,000   FL Capital Trust Agency (AHF Florida LLC)                                    8.125     10/01/2038       27,632,354
-----------------------------------------------------------------------------------------------------------------------------------
    3,085,000   FL Capital Trust Agency (American Opportunity)                               5.750     06/01/2023        3,170,084
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   FL Capital Trust Agency (American Opportunity) 1                             5.875     06/01/2038        2,061,480
-----------------------------------------------------------------------------------------------------------------------------------
      980,000   FL Capital Trust Agency (American Opportunity)                               7.250     06/01/2038        1,028,402
-----------------------------------------------------------------------------------------------------------------------------------
      705,000   FL Capital Trust Agency (American Opportunity)                               8.250     12/01/2038          732,446
-----------------------------------------------------------------------------------------------------------------------------------
    7,135,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           6.000     07/01/2040        7,253,370
-----------------------------------------------------------------------------------------------------------------------------------
   13,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                           8.000     07/01/2040       13,030,940
-----------------------------------------------------------------------------------------------------------------------------------
   24,600,000   FL Capital Trust Agency (Seminole Tribe Convention)                          8.950     10/01/2033       30,023,316
-----------------------------------------------------------------------------------------------------------------------------------


                 10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,980,000   FL City Center Community Devel. District                                     6.125%    05/01/2036   $    2,046,350
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Crossings Indian Run Apartments)                                     6.200     12/01/2036           25,470
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   FL HFA (Hsg. Partners of Panama City)                                        5.700     05/01/2037           10,177
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFA (Landings Boot Ranch) 1                                               6.100     11/01/2035           35,793
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   FL HFA (Mar Lago Village Apartments)                                         5.900     12/01/2027          103,046
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Reserve at Kanapaha)                                                 5.700     07/01/2037           50,953
-----------------------------------------------------------------------------------------------------------------------------------
    4,905,000   FL HFA (St. Cloud Village Associates) 1                                      5.950     02/01/2030        5,016,393
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Stoddert Arms Apartments)                                            6.250     09/01/2026           50,867
-----------------------------------------------------------------------------------------------------------------------------------
    1,150,000   FL HFA (The Vinyards)                                                        6.500     11/01/2025        1,169,481
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Turtle Creek Apartments) 1                                           6.150     05/01/2026           25,273
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Turtle Creek Apartments)                                             6.200     05/01/2036           15,163
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Vizcaya Villas) 1                                                    6.125     12/01/2021           25,380
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   FL HFA (Vizcaya Villas) 1                                                    6.200     12/01/2028           60,913
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Wentworth Apartments)                                                5.450     10/01/2037           15,256
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Willow Lake Apartments)                                              5.250     01/01/2021           50,836
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   FL HFC (Ashton Point Apartments)                                             5.625     07/01/2029           56,655
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   FL HFC (Ashton Point Apartments)                                             5.750     07/01/2036          103,307
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (Brittany of Rosemont)                                                6.250     07/01/2035           15,141
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   FL HFC (Crossing at University Apartments) 1                                 5.250     12/01/2038          112,098
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFC (East Lake Apartments)                                                5.050     10/01/2026           20,274
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Hampton Court Apartments)                                            5.600     03/01/2032           51,307
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   FL HFC (Heron Cove Apartments)                                               5.150     11/01/2029          102,379
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   FL HFC (Homeowner Mtg.)                                                      5.050     07/01/2026       10,307,300
-----------------------------------------------------------------------------------------------------------------------------------
   24,660,000   FL HFC (Homeowner Mtg.)                                                      5.150     07/01/2037       25,432,105
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   FL HFC (Homeowner Mtg.)                                                      5.573 5   01/01/2029           49,721
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Kendall Court Apartments)                                            5.300     02/01/2031           50,947
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   FL HFC (Mystic Woods II Apartments)                                          6.300     07/01/2036           45,671
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFC (Raceway Pointe Apartments)                                           5.950     09/01/2032           26,011
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (Sable Chase Associates)                                              5.875     11/01/2036           15,761
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Spring Harbor Apartments)                                            5.500     08/01/2019           51,697
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   FL HFC (Stonebridge Landings Apartments)                                     5.200     08/01/2031           10,186
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   FL HFC (Sundance Pointe Associates)                                          5.850     02/01/2037           10,344
-----------------------------------------------------------------------------------------------------------------------------------
    2,585,000   FL HFC (Tallahassee Augustine Club Apartments)                               8.250     10/01/2030        2,673,252
-----------------------------------------------------------------------------------------------------------------------------------
    5,150,000   FL HFC (Westchase Apartments)                                                6.610     07/01/2038        5,293,376
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   FL HFC (Woodridge Apartments)                                                5.800     10/01/2029          103,657
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   FL Ports Financing Commission                                                5.375     06/01/2016          183,796
-----------------------------------------------------------------------------------------------------------------------------------
    1,925,000   FL Ports Financing Commission                                                5.375     06/01/2027        1,946,194
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Flora Ridge, FL Educational Facilities Benefit District                      5.300     05/01/2037        1,505,190
-----------------------------------------------------------------------------------------------------------------------------------
   12,255,000   Forest Creek, FL Community Devel. District                                   5.450     05/01/2036       12,465,541
-----------------------------------------------------------------------------------------------------------------------------------
   18,340,000   Glades, FL Correctional Devel. Corp. (Glades County Detention)               7.375     03/01/2030       19,449,203
-----------------------------------------------------------------------------------------------------------------------------------
      665,000   Grand Haven, FL Community Devel. District                                    6.900     05/01/2019          666,024
-----------------------------------------------------------------------------------------------------------------------------------
    7,870,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District                     5.500     05/01/2038        7,969,005
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   Greater Orlando, FL Aviation Authority                                       5.125     10/01/2015          187,646
-----------------------------------------------------------------------------------------------------------------------------------
    6,445,000   Greater Orlando, FL Aviation Authority (JetBlue Airways Corp.)               6.375     11/15/2026        6,848,393
-----------------------------------------------------------------------------------------------------------------------------------
   14,965,000   Greater Orlando, FL Aviation Authority (JetBlue Airways Corp.)               6.500     11/15/2036       15,979,926
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Gulf Breeze, FL GO 1                                                         5.900     12/01/2015          151,751
-----------------------------------------------------------------------------------------------------------------------------------


                 11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,125,000   Hawks Point, FL Community Devel. District                                    5.300%    05/01/2039   $    1,127,160
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Heritage Plantation, FL Community Devel. District                            5.100     11/01/2013        2,000,540
-----------------------------------------------------------------------------------------------------------------------------------
    3,580,000   Heritage Plantation, FL Community Devel. District                            5.400     05/01/2037        3,632,232
-----------------------------------------------------------------------------------------------------------------------------------
      960,000   Highland Meadows, FL Community Devel. District Special Assessment,
                Series A                                                                     5.500     05/01/2036          981,533
-----------------------------------------------------------------------------------------------------------------------------------
    4,185,000   Highlands, FL Community Devel. District                                      5.550     05/01/2036        4,284,017
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Hillsborough County, FL IDA (National Gypsum Company)                        7.125     04/01/2030        2,169,600
-----------------------------------------------------------------------------------------------------------------------------------
    9,250,000   Hillsborough County, FL IDA (Senior Care Group)                              6.700     07/01/2021        9,505,300
-----------------------------------------------------------------------------------------------------------------------------------
    6,100,000   Hillsborough County, FL IDA (Senior Care Group)                              6.750     07/01/2029        6,255,733
-----------------------------------------------------------------------------------------------------------------------------------
    2,740,000   Indigo, FL Community Devel. District                                         5.750     05/01/2036        2,799,294
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Jacksonville, FL EDC (Met Packaging Solutions)                               5.500     10/01/2030        3,234,360
-----------------------------------------------------------------------------------------------------------------------------------
   18,000,000   Jacksonville, FL Health Facilities Authority (Ascension Health) 3            5.250     11/15/2032       18,866,340
-----------------------------------------------------------------------------------------------------------------------------------
      405,000   Jacksonville, FL Water & Sewage (United Waterworks)                          6.350     08/01/2025          407,458
-----------------------------------------------------------------------------------------------------------------------------------
    1,475,000   K-Bar Ranch, FL Community Devel. District Special Assessment                 5.450     05/01/2036        1,513,498
-----------------------------------------------------------------------------------------------------------------------------------
    1,195,000   Keys Cove, FL Community Devel. District                                      5.875     05/01/2035        1,256,351
-----------------------------------------------------------------------------------------------------------------------------------
      930,000   Lake Frances, FL Community Devel. District Special Assessment                5.300     05/01/2037          930,428
-----------------------------------------------------------------------------------------------------------------------------------
    3,410,000   Lakeland, FL Hospital System (Lakeland Regional Health System)               5.000     11/15/2026        3,527,645
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Lakeside Landings, FL Devel. District                                        5.250     05/01/2013        2,011,860
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Lakeside Landings, FL Devel. District                                        5.500     05/01/2038          756,600
-----------------------------------------------------------------------------------------------------------------------------------
    6,500,000   Landmark at Doral, FL Community Devel. District Special Assessment           5.200     05/01/2015        6,531,655
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Landmark at Doral, FL Community Devel. District Special Assessment           5.500     05/01/2038        8,177,680
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Largo, FL Sun Coast Health System (Sun Coast Hospital)                       6.200     03/01/2013           99,310
-----------------------------------------------------------------------------------------------------------------------------------
       85,000   Lee County, FL HFA (Single Family Mtg.)                                      7.200     03/01/2033           86,265
-----------------------------------------------------------------------------------------------------------------------------------
      360,000   Lee County, FL Passenger Facility Charge                                     5.000     10/01/2018          361,206
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Leon County, FL Educational Facilities Authority
                (Southgate Residence Hall)                                                   6.750     09/01/2028          103,080
-----------------------------------------------------------------------------------------------------------------------------------
    1,740,000   Madison County, FL Mtg. (Twin Oaks)                                          6.000     07/01/2025        1,807,721
-----------------------------------------------------------------------------------------------------------------------------------
    2,940,000   Magnolia West, FL Community Devel. District Special Assessment               5.350     05/01/2037        2,961,932
-----------------------------------------------------------------------------------------------------------------------------------
      190,000   Manatee County, FL HFA (Single Family Mtg.)                                  7.000     11/01/2027          194,267
-----------------------------------------------------------------------------------------------------------------------------------
   14,190,000   Martin County, FL IDA (Indiantown Cogeneration)                              7.875     12/15/2025       14,334,170
-----------------------------------------------------------------------------------------------------------------------------------
      720,000   Martin County, FL IDA (Indiantown Cogeneration)                              8.050     12/15/2025          728,374
-----------------------------------------------------------------------------------------------------------------------------------
    4,845,000   Meadow Woods, FL Community Devel. District Special Assessment                6.050     05/01/2035        5,126,398
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Mediterranea, FL Community Devel. District Special Assessment                5.600     05/01/2037        1,028,100
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)       6.700     11/15/2019        1,092,480
-----------------------------------------------------------------------------------------------------------------------------------
      540,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)       6.800     11/15/2031          598,066
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Miami-Dade County, FL Aviation                                               5.000     10/01/2023           81,491
-----------------------------------------------------------------------------------------------------------------------------------
      380,000   Miami-Dade County, FL Aviation                                               5.000     10/01/2024          386,977
-----------------------------------------------------------------------------------------------------------------------------------
      365,000   Miami-Dade County, FL Aviation                                               5.000     10/01/2028          371,815
-----------------------------------------------------------------------------------------------------------------------------------


                 12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     195,000   Miami-Dade County, FL Aviation                                               5.000%    10/01/2033   $      201,148
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Miami-Dade County, FL Aviation 3                                             5.000     10/01/2033       10,315,350
-----------------------------------------------------------------------------------------------------------------------------------
      235,000   Miami-Dade County, FL Aviation                                               5.050     10/01/2036          243,065
-----------------------------------------------------------------------------------------------------------------------------------
   17,300,000   Miami-Dade County, FL Aviation (Miami International Airport) 3               5.000     10/01/2030       18,092,254
-----------------------------------------------------------------------------------------------------------------------------------
   70,160,000   Miami-Dade County, FL Aviation (Miami International Airport) 3               5.000     10/01/2037       73,393,454
-----------------------------------------------------------------------------------------------------------------------------------
   35,590,000   Miami-Dade County, FL Aviation (Miami International Airport) 3               5.000     10/01/2038       37,179,181
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Miami-Dade County, FL Aviation (Miami International Airport)                 5.000     10/01/2033           31,098
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   Mira Lago West, FL Community Devel. District                                 5.375     05/01/2036          706,461
-----------------------------------------------------------------------------------------------------------------------------------
    6,980,000   Miromar Lakes, FL Community Devel. District                                  6.875     05/01/2035        7,770,625
-----------------------------------------------------------------------------------------------------------------------------------
   20,895,000   Montecito, FL Community Devel. District                                      5.100     05/01/2013       20,953,924
-----------------------------------------------------------------------------------------------------------------------------------
    3,790,000   Montecito, FL Community Devel. District                                      5.500     05/01/2037        3,862,427
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Monterra, FL Community Devel. District Special Assessment                    5.000     11/01/2010        3,995,040
-----------------------------------------------------------------------------------------------------------------------------------
    1,875,000   Monterra, FL Community Devel. District Special Assessment                    5.125     11/01/2014        1,865,325
-----------------------------------------------------------------------------------------------------------------------------------
    5,210,000   Monterra, FL Community Devel. District Special Assessment                    5.500     05/01/2036        5,245,168
-----------------------------------------------------------------------------------------------------------------------------------
      700,000   Moody River, FL Estates Community Devel. District                            5.350     05/01/2036          703,444
-----------------------------------------------------------------------------------------------------------------------------------
    4,250,000   Myrtle Creek, FL Improvement District Special Assessment                     5.200     05/01/2037        4,246,770
-----------------------------------------------------------------------------------------------------------------------------------
    1,760,000   Naturewalk, FL Community Devel. District                                     5.300     05/01/2016        1,755,142
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Naturewalk, FL Community Devel. District                                     5.500     05/01/2038        1,492,485
-----------------------------------------------------------------------------------------------------------------------------------
    1,555,000   New Port Tampa Bay, FL Community Devel. District                             5.300     11/01/2012        1,572,354
-----------------------------------------------------------------------------------------------------------------------------------
   24,700,000   New Port Tampa Bay, FL Community Devel. District                             5.875     05/01/2038       25,661,571
-----------------------------------------------------------------------------------------------------------------------------------
    3,480,000   New River, FL Community Devel. District                                      5.000     05/01/2013        3,463,087
-----------------------------------------------------------------------------------------------------------------------------------
      365,000   New River, FL Community Devel. District                                      5.350     05/01/2038          365,387
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   North Broward, FL Hospital District                                          5.375     01/15/2024           55,607
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   North Miami, FL Health Facilities Authority (CHS/S JRNC Obligated Group)     6.000     08/15/2016        1,027,670
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Northern Palm Beach, FL Improvement District                                 5.350     08/01/2041          752,580
-----------------------------------------------------------------------------------------------------------------------------------
    1,420,000   Oak Creek, FL Community Devel. District Special Assessment                   5.800     05/01/2035        1,486,342
-----------------------------------------------------------------------------------------------------------------------------------
    2,750,000   Oakmont Grove, FL Community Devel. District Special Assessment               5.250     05/01/2012        2,764,520
-----------------------------------------------------------------------------------------------------------------------------------
    1,595,000   Oakmont Grove, FL Community Devel. District Special Assessment               5.400     05/01/2038        1,595,239
-----------------------------------------------------------------------------------------------------------------------------------
    1,535,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                Obligated Group)                                                             8.875     07/01/2021        1,703,942
-----------------------------------------------------------------------------------------------------------------------------------
    3,200,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                Obligated Group)                                                             9.000     07/01/2031        3,561,440
-----------------------------------------------------------------------------------------------------------------------------------
    2,625,000   Orange County, FL HFA                                                        5.150     03/01/2037        2,714,250
-----------------------------------------------------------------------------------------------------------------------------------
    6,020,000   Orange County, FL HFA (Dunwoodie Apartments)                                 6.500     07/01/2035        6,181,818
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   Orange County, FL HFA (Homeowner)                                            5.420 5   03/01/2028           72,968
-----------------------------------------------------------------------------------------------------------------------------------
    1,755,000   Orange County, FL HFA (Seminole Pointe)                                      5.800     06/01/2032        1,827,745
-----------------------------------------------------------------------------------------------------------------------------------
      310,000   Orange County, FL School Board COP                                           5.375     08/01/2022          314,182
-----------------------------------------------------------------------------------------------------------------------------------


                 13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     125,000   Osceola County, FL HFA (Tierra Vista Apartments)                             5.800%    12/01/2029   $      125,099
-----------------------------------------------------------------------------------------------------------------------------------
    3,750,000   Palm Bay, FL Educational Facilities (Patriot Charter School)                 7.000     07/01/2036        4,145,925
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Palm Beach County, FL HFA (Chelsea Commons)                                  5.900     06/01/2029           45,068
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)                          6.100     08/01/2029           45,198
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL HFA (Pinnacle Palms Apartments)                        5.750     07/01/2041           25,910
-----------------------------------------------------------------------------------------------------------------------------------
      685,000   Palm Beach County, FL Multifamily (Boynton Apartments) 9,10                  8.000     01/01/2014          508,770
-----------------------------------------------------------------------------------------------------------------------------------
    4,375,000   Palm Coast Park, FL Community Devel. District Special Assessment             5.700     05/01/2037        4,497,981
-----------------------------------------------------------------------------------------------------------------------------------
      975,000   Palm Glades, FL Community Devel. District                                    5.300     05/01/2036          982,985
-----------------------------------------------------------------------------------------------------------------------------------
    1,850,000   Palm River, FL Community Devel. District                                     5.150     05/01/2013        1,855,199
-----------------------------------------------------------------------------------------------------------------------------------
    1,050,000   Palm River, FL Community Devel. District                                     5.375     05/01/2036        1,060,112
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Panther Trace, FL Community Devel. District                                  7.250     05/01/2033           78,050
-----------------------------------------------------------------------------------------------------------------------------------
    1,235,000   Parkway Center, FL Community Devel. District, Series A                       6.300     05/01/2034        1,333,442
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   Pasco County, FL HFA (Pasco Woods)                                           5.700     08/01/2019          150,451
-----------------------------------------------------------------------------------------------------------------------------------
    3,250,000   Paseo, FL Community Devel. District                                          5.000     02/01/2011        3,250,293
-----------------------------------------------------------------------------------------------------------------------------------
    2,750,000   Pine Ridge Plantation, FL Community Devel. District                          5.400     05/01/2037        2,759,735
-----------------------------------------------------------------------------------------------------------------------------------
      820,000   Pinellas County, FL Educational Facilities Authority (Barry University)      5.875     10/01/2030          873,784
-----------------------------------------------------------------------------------------------------------------------------------
    2,325,000   Pinellas County, FL HFA (Single Family Hsg.)                                 5.000     03/01/2038        2,355,132
-----------------------------------------------------------------------------------------------------------------------------------
    1,105,000   Pinellas County, FL HFA (Single Family Hsg.)                                 5.000     03/01/2048        1,109,100
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Pinellas County, FL HFA (Single Family Hsg.)                                 5.200     03/01/2037           40,369
-----------------------------------------------------------------------------------------------------------------------------------
      800,000   Pinellas County, FL HFA (Single Family Hsg.)                                 5.250     03/01/2038          804,928
-----------------------------------------------------------------------------------------------------------------------------------
      525,000   Pinellas County, FL HFA (Single Family Hsg.)                                 5.300     09/01/2021          540,876
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   Pinellas County, FL HFA (Single Family Hsg.)                                 5.503 5   03/01/2031           48,944
-----------------------------------------------------------------------------------------------------------------------------------
      280,000   Polk County, FL IDA Solid Waste Disposal (Tampa Electric Company)            5.850     12/01/2030          285,981
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   Polk County, FL IDA Solid Waste Disposal (Tampa Electric Company)            5.850     12/01/2030          163,421
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)                      5.350     07/01/2027        1,506,300
-----------------------------------------------------------------------------------------------------------------------------------
    6,250,000   Portico, FL Community Devel. District                                        5.450     05/01/2037        6,395,000
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Portofino Isles, FL Community Devel. District (Portofino Court)              5.600     05/01/2036        3,080,700
-----------------------------------------------------------------------------------------------------------------------------------
    2,585,000   Portofino Vista, FL Community Devel. District                                5.000     05/01/2013        2,572,437
-----------------------------------------------------------------------------------------------------------------------------------
      495,000   Renaissance Commons, FL Community Devel. District, Series A                  5.600     05/01/2036          505,360
-----------------------------------------------------------------------------------------------------------------------------------
    1,650,000   Reunion East, FL Community Devel. District                                   5.800     05/01/2036        1,721,742
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Reunion East, FL Community Devel. District, Series A                         7.375     05/01/2033       11,252,400
-----------------------------------------------------------------------------------------------------------------------------------
    1,975,000   Reunion West, FL Community Devel. District                                   6.250     05/01/2036        2,101,657
-----------------------------------------------------------------------------------------------------------------------------------
    7,890,000   River Glen, FL Community Devel. District Special Assessment                  5.450     05/01/2038        8,021,842
-----------------------------------------------------------------------------------------------------------------------------------
    2,795,000   Riverwood Estates, FL Community Devel. District Special Assessment           5.350     05/01/2037        2,778,034
-----------------------------------------------------------------------------------------------------------------------------------
    2,580,000   Rolling Hills, FL Community Devel. District                                  5.125     11/01/2013        2,584,231
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Rolling Hills, FL Community Devel. District                                  5.450     05/01/2037        6,104,580
-----------------------------------------------------------------------------------------------------------------------------------
    1,060,000   Sanford, FL Airport Facilities Authority (Central Florida Terminals)         7.500     05/01/2021        1,081,931
-----------------------------------------------------------------------------------------------------------------------------------


                 14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   2,145,000   Sarasota, FL Health Facility Authority (SPS/SHS/SR Obligated Group)          6.000%    05/15/2010   $    2,172,242
-----------------------------------------------------------------------------------------------------------------------------------
   12,500,000   Sarasota, FL National Commmunity Devel. District Special Assessment          5.300     05/01/2039       12,522,125
-----------------------------------------------------------------------------------------------------------------------------------
    4,475,000   Seminole County, FL IDA (Progressive Health)                                 7.500     03/01/2035        4,680,089
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Shingle Creek, FL Community Devel. District                                  6.100     05/01/2025        6,426,600
-----------------------------------------------------------------------------------------------------------------------------------
    9,085,000   Shingle Creek, FL Community Devel. District                                  6.125     05/01/2037        9,628,101
-----------------------------------------------------------------------------------------------------------------------------------
      965,000   South Bay, FL Community Devel. District                                      5.125     11/01/2009          966,795
-----------------------------------------------------------------------------------------------------------------------------------
    3,100,000   St. Johns County, FL IDA (Glenmoor Health Care)                              5.375     01/01/2040        3,170,246
-----------------------------------------------------------------------------------------------------------------------------------
      565,000   St. Johns County, FL IDA (St. John's County Welfare Federation)              5.200     10/01/2027          573,147
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   St. Johns County, FL IDA (St. John's County Welfare Federation)              5.250     10/01/2041        1,014,790
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Stonebrier, FL Community Devel. District                                     5.500     05/01/2037        2,041,980
-----------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Sweetwater Creek, FL Community Devel. District                               5.500     05/01/2038        2,262,735
-----------------------------------------------------------------------------------------------------------------------------------
   14,780,000   Tern Bay, FL Community Devel. District                                       5.375     05/01/2037       14,891,441
-----------------------------------------------------------------------------------------------------------------------------------
    2,925,000   Town Center, FL at Palm Coast Community Devel. District                      6.000     05/01/2036        3,067,009
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Verandah East, FL Community Devel. District                                  5.400     05/01/2037        1,536,945
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Villa Portofino East, FL Community Devel. District                           5.200     05/01/2037        2,502,900
-----------------------------------------------------------------------------------------------------------------------------------
    1,790,000   Villa Portofino West, FL Community Devel. District                           5.350     05/01/2036        1,811,033
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Villages of Westport, FL Community Devel. District                           5.700     05/01/2035        2,035,020
-----------------------------------------------------------------------------------------------------------------------------------
    2,815,000   Villagewalk of Bonita Springs, FL Community Devel. District                  5.150     05/01/2038        2,794,732
-----------------------------------------------------------------------------------------------------------------------------------
    1,395,000   Waterford Estates, FL Community Devel. District Special Assessment           5.125     05/01/2013        1,397,134
-----------------------------------------------------------------------------------------------------------------------------------
    3,400,000   Waterford Estates, FL Community Devel. District Special Assessment           5.500     05/01/2037        3,464,974
-----------------------------------------------------------------------------------------------------------------------------------
    7,160,000   Waters Edge, FL Community Devel. District                                    5.350     05/01/2039        7,233,891
-----------------------------------------------------------------------------------------------------------------------------------
    3,025,000   Waters Edge, FL Community Devel. District                                    5.400     05/01/2039        3,066,957
-----------------------------------------------------------------------------------------------------------------------------------
    3,750,000   Waterstone, FL Community Devel. District                                     5.500     05/01/2018        3,785,438
-----------------------------------------------------------------------------------------------------------------------------------
   10,620,000   Wentworth Estates, FL Community Devel. District                              5.625     05/01/2037       10,908,864
-----------------------------------------------------------------------------------------------------------------------------------
    8,180,000   West Villages, FL Improvement District                                       5.500     05/01/2037        8,219,346
-----------------------------------------------------------------------------------------------------------------------------------
   12,500,000   West Villages, FL Improvement District                                       5.800     05/01/2036       12,884,250
-----------------------------------------------------------------------------------------------------------------------------------
   15,250,000   Westridge, FL Community Devel. District                                      5.800     05/01/2037       15,510,318
-----------------------------------------------------------------------------------------------------------------------------------
    6,525,000   Westside, FL Community Devel. District                                       5.650     05/01/2037        6,713,051
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Winter Garden Village at Fowler Groves, FL Community Devel. District
                Special Tax                                                                  5.650     05/01/2037        1,552,935
-----------------------------------------------------------------------------------------------------------------------------------
    2,085,000   World Commerce, FL Community Devel. District Special Assessment              5.500     05/01/2038        2,104,953
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   World Commerce, FL Community Devel. District Special Assessment              6.500     05/01/2036        1,074,860
-----------------------------------------------------------------------------------------------------------------------------------
    6,250,000   Wyld Palms, FL Community Devel. District                                     5.400     05/01/2015        6,274,938
-----------------------------------------------------------------------------------------------------------------------------------
    2,525,000   Wyld Palms, FL Community Devel. District                                     5.500     05/01/2038        2,529,798
-----------------------------------------------------------------------------------------------------------------------------------
    2,270,000   Zephyr Ridge, FL Community Devel. District                                   5.250     05/01/2013        2,268,252
-----------------------------------------------------------------------------------------------------------------------------------
    2,705,000   Zephyr Ridge, FL Community Devel. District                                   5.625     05/01/2037        2,729,264
                                                                                                                    ---------------
                                                                                                                     1,014,453,762
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.5%
       60,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)                        6.200     03/01/2027           61,250
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Atlanta, GA Airport Passenger Facility 3                                     5.000     01/01/2034       10,475,900
-----------------------------------------------------------------------------------------------------------------------------------


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   3,000,000   Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU Partners) 1               6.250%    07/01/2036   $    3,419,670
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Atlanta, GA Hsg. Authority (Village at Castleberry)                          5.400     02/20/2039          102,319
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Atlanta, GA Tax Allocation (Eastside)                                        5.600     01/01/2030        1,563,420
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)         6.000     05/20/2017          102,081
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Atlanta, GA Urban Residential Finance Authority (John Hope Community
                Partnership)                                                                 5.550     11/20/2037          152,565
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   Atlanta, GA Urban Residential Finance Authority (Spring Branch
                Apartments)                                                                  8.500     04/01/2026          137,980
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Augusta, GA Hsg. Authority (Bon Air Apartments)                              5.100     11/20/2045           30,497
-----------------------------------------------------------------------------------------------------------------------------------
      305,000   Brunswick & Glynn County, GA Devel. Authority (Coastal Community
                Retirement Corp.) 9                                                          7.125     01/01/2025          246,202
-----------------------------------------------------------------------------------------------------------------------------------
    7,095,000   Brunswick & Glynn County, GA Devel. Authority (Coastal Community
                Retirement Corp.) 9                                                          7.250     01/01/2035        5,729,496
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Brunswick & Glynn County, GA Devel. Authority (Georgia-Pacific Corp.)        5.550     03/01/2026          150,381
-----------------------------------------------------------------------------------------------------------------------------------
      195,000   Burke County, GA Devel. Authority (Georgia Power Company) 1                  5.450     05/01/2034          195,137
-----------------------------------------------------------------------------------------------------------------------------------
      455,000   Burke County, GA Devel. Authority (Georgia Power Company)                    5.450     05/01/2034          455,469
-----------------------------------------------------------------------------------------------------------------------------------
      220,000   Charlton County, GA Solid Waste Management Authority (Chesser Island
                Road Landfill)                                                               7.375     04/01/2018          220,233
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital) 1        7.300     12/01/2013           45,125
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Clayton County, GA Hsg. Authority (Pointe Clear Apartments)                  5.650     07/01/2017           71,375
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   De Kalb County, GA Devel. Authority (General Motors Corp.) 1                 6.000     03/15/2021        1,533,240
-----------------------------------------------------------------------------------------------------------------------------------
    1,045,000   Effingham County, GA Devel. Authority (Fort James Corp.) 1                   5.625     07/01/2018        1,055,586
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Effingham County, GA IDA Pollution Control (Georgia-Pacific Corp.)           6.500     06/01/2031           74,052
-----------------------------------------------------------------------------------------------------------------------------------
   39,510,000   Fulton County, GA Devel. Authority (Catholic Health East)                    4.148     11/15/2028       39,523,829
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   Fulton County, GA Devel. Authority (Delta Airlines) 9,10                     5.300     05/01/2013           73,930
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   Fulton County, GA Devel. Authority (Delta Airlines) 9,10                     5.450     05/01/2023          148,038
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Fulton County, GA Devel. Authority (Delta Airlines) 9,10                     5.500     05/01/2033           14,812
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   Fulton County, GA Devel. Authority (Delta Airlines) 9,10                     6.950     11/01/2012           47,306
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)   5.000     07/01/2027        4,031,480
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)   5.125     07/01/2042        1,011,390
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   GA Hsg. & Finance Authority (Single Family Mtg.)                             5.400     12/01/2031           10,083
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   GA Municipal Gas Authority (Warner Robins)                                   6.000     01/01/2008           50,074
-----------------------------------------------------------------------------------------------------------------------------------
   24,740,000   George L. Smith II, GA World Congress Center Authority (Domed Stadium) 3     5.500     07/01/2020       26,032,294
-----------------------------------------------------------------------------------------------------------------------------------


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     100,000   McDuffie County, GA County Devel. Authority (Temple-Inland)                  6.950%    12/01/2023   $      107,079
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Peach County, GA Devel. Authority Healthcare Facility                        8.500     03/01/2034           10,058
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Richmond County, GA Devel. Authority (International Paper Company)           5.000     08/01/2030        7,059,430
-----------------------------------------------------------------------------------------------------------------------------------
    3,125,000   Rockdale County, GA Devel. Authority (Visy Paper)                            7.400     01/01/2016        3,147,469
-----------------------------------------------------------------------------------------------------------------------------------
   14,500,000   Rockdale County, GA Devel. Authority (Visy Paper)                            7.500     01/01/2026       14,604,255
-----------------------------------------------------------------------------------------------------------------------------------
      430,000   Savannah, GA EDA (Skidway Health & Living Services)                          6.850     01/01/2019          460,380
-----------------------------------------------------------------------------------------------------------------------------------
    1,005,000   Savannah, GA EDA (Skidway Health & Living Services)                          7.400     01/01/2024        1,104,163
-----------------------------------------------------------------------------------------------------------------------------------
    2,885,000   Savannah, GA EDA (Skidway Health & Living Services)                          7.400     01/01/2034        3,160,085
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   Savannah, GA EDA (Snap Hsg.)                                                 5.350     11/20/2040           72,212
                                                                                                                    ---------------
                                                                                                                       126,490,345
-----------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.6%
   10,000,000   HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company) 3   5.000     12/01/2022       10,351,500
-----------------------------------------------------------------------------------------------------------------------------------
    8,500,000   HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company) 3   5.100     09/01/2032        8,806,298
-----------------------------------------------------------------------------------------------------------------------------------
    9,760,000   HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company) 3   5.650     10/01/2027       10,571,398
-----------------------------------------------------------------------------------------------------------------------------------
    1,425,000   HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)     5.450     11/01/2023        1,433,137
-----------------------------------------------------------------------------------------------------------------------------------
   10,600,000   HI Dept. of Budget & Finance Special Purpose (Kahala Nui)                    8.000     11/15/2033       12,272,892
-----------------------------------------------------------------------------------------------------------------------------------
    2,700,000   HI Dept. of Budget & Finance Special Purpose (Kahala Senior Living
                Community)                                                                   7.875     11/15/2023        3,122,604
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   HI Dept. of Transportation (Continental Airlines)                            5.625     11/15/2027          227,297
-----------------------------------------------------------------------------------------------------------------------------------
    5,765,000   HI Dept. of Transportation (Continental Airlines)                            7.000     06/01/2020        6,100,754
                                                                                                                    ---------------
                                                                                                                        52,885,880
-----------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
    3,000,000   ID Health Facilities Authority (Valley Vista Care Corp.)                     7.875     11/15/2022        3,163,380
-----------------------------------------------------------------------------------------------------------------------------------
    3,595,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                                4.750     01/01/2038        3,591,872
-----------------------------------------------------------------------------------------------------------------------------------
    1,345,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                                4.800     01/01/2028        1,337,065
-----------------------------------------------------------------------------------------------------------------------------------
      505,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                                4.800     01/01/2037          505,449
-----------------------------------------------------------------------------------------------------------------------------------
    2,900,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                                5.000     01/01/2038        2,946,893
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                                5.350     01/01/2025           10,275
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                                5.950     01/01/2014          100,678
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   ID Hsg. Agency (Single Family Mtg.) 1                                        6.200     07/01/2025          107,254
-----------------------------------------------------------------------------------------------------------------------------------
      560,000   ID Hsg. Agency (Single Family Mtg.)                                          6.550     07/01/2025          572,197
                                                                                                                    ---------------
                                                                                                                        12,335,063
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--4.8%
    1,700,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)                          5.625     01/01/2018        1,697,960
-----------------------------------------------------------------------------------------------------------------------------------
   38,325,000   Aurora, IL Single Family Mtg.                                                5.500     12/01/2039       41,137,289
-----------------------------------------------------------------------------------------------------------------------------------
    4,262,500   Bolingbrook, IL Will & Du Page Counties Wastewater Facilities
                (Crossroads Treatment)                                                       6.600     01/01/2035        4,369,361
-----------------------------------------------------------------------------------------------------------------------------------


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   8,000,000   Caseyville, IL Tax (Forest Lakes)                                            7.000%    12/30/2022   $    8,447,280
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Centerpoint, IL Intermodal Center Program                                    8.000     06/15/2023        8,306,320
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Chicago, IL (Single Family Mtg.) 8                                           5.550     12/01/2038        5,388,150
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Chicago, IL (Single Family Mtg.)                                             6.350     10/01/2030           21,082
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Chicago, IL Midway Airport                                                   5.750     01/01/2017           45,509
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Chicago, IL Midway Airport, Series A                                         5.500     01/01/2029       10,113,500
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Chicago, IL Multifamily Hsg. (Indiana Manor Townhomes)                       5.100     03/20/2044           50,999
-----------------------------------------------------------------------------------------------------------------------------------
    2,700,000   Chicago, IL Multifamily Hsg. (Paul G. Stewart Phases I & II)                 5.000     03/20/2049        2,721,519
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Chicago, IL O'Hare International Airport 3                                   5.000     01/01/2034        8,246,360
-----------------------------------------------------------------------------------------------------------------------------------
   32,205,000   Chicago, IL O'Hare International Airport 3                                   6.000     01/01/2029       36,100,395
-----------------------------------------------------------------------------------------------------------------------------------
   20,300,000   Chicago, IL O'Hare International Airport (American Airlines)                 8.200     12/01/2024       20,563,900
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   Cook County, IL Multifamily Hsg. (Morton Grove Senior Hsg.)                  5.650     09/20/2033           94,928
-----------------------------------------------------------------------------------------------------------------------------------
    5,375,000   Cortland, IL Special Tax (Sheaffer System) 1                                 5.500     03/01/2017        5,456,593
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Deerfield, IL Educational Facilities (Chicagoland Jewish High School)        6.000     05/01/2041        1,542,510
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Du Page County, IL Special Service Area No. 31 Special Tax (Monarch
                Landing)                                                                     5.625     03/01/2036        1,048,130
-----------------------------------------------------------------------------------------------------------------------------------
    3,750,000   Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)           5.375     03/01/2016        3,720,075
-----------------------------------------------------------------------------------------------------------------------------------
    1,375,000   Godfrey, IL (United Methodist Village)                                       5.875     11/15/2029        1,161,188
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   IL COP (Dept. of Central Management Services) 1                              5.650     07/01/2017          102,146
-----------------------------------------------------------------------------------------------------------------------------------
       26,961   IL Devel. Finance Authority (Community Rehabilitation Providers)             8.250     08/01/2012           23,268
-----------------------------------------------------------------------------------------------------------------------------------
   23,540,000   IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum
                Corp.)                                                                       8.000     06/01/2032       26,417,530
-----------------------------------------------------------------------------------------------------------------------------------
    3,735,000   IL Devel. Finance Authority Pollution Control (Amerencips)                   5.500     03/01/2014        3,756,514
-----------------------------------------------------------------------------------------------------------------------------------
      475,000   IL Devel. Finance Authority Pollution Control (Central Illinois Public
                Service Company)                                                             5.700     08/15/2026          475,561
-----------------------------------------------------------------------------------------------------------------------------------
    8,750,000   IL Devel. Finance Authority Pollution Control (Central Illinois Public
                Service Company)                                                             5.950     08/15/2026        8,841,175
-----------------------------------------------------------------------------------------------------------------------------------
    4,350,000   IL Educational Facilities Authority (Plum Creek Rolling Meadows)             6.500     12/01/2037        4,456,836
-----------------------------------------------------------------------------------------------------------------------------------
    3,195,000   IL Finance Authority (Bethel Terrace Apartments)                             5.375     09/01/2035        3,226,822
-----------------------------------------------------------------------------------------------------------------------------------
    4,250,000   IL Finance Authority (Clare Oaks)                                            6.000     11/15/2039        4,463,945
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   IL Finance Authority (Covered Bridges Apartments)                            4.875     06/01/2039        8,009,520
-----------------------------------------------------------------------------------------------------------------------------------
   15,000,000   IL Finance Authority (Educational Advancement Fund) 1                        5.000     05/01/2025       15,405,300
-----------------------------------------------------------------------------------------------------------------------------------
    2,250,000   IL Finance Authority (Franciscan Communities)                                5.500     05/15/2027        2,309,310
-----------------------------------------------------------------------------------------------------------------------------------
    2,750,000   IL Finance Authority (Franciscan Communities)                                5.500     05/15/2037        2,800,903
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village Schaumburg)                         5.375     02/15/2025        2,043,860
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village Schaumburg)                         5.625     02/15/2037        2,067,940
-----------------------------------------------------------------------------------------------------------------------------------
      850,000   IL Finance Authority (Luther Oaks)                                           6.000     08/15/2026          900,813
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   IL Finance Authority (Luther Oaks)                                           6.000     08/15/2039        1,584,015
-----------------------------------------------------------------------------------------------------------------------------------


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   3,640,000   IL Finance Authority (Lutheran Social Services of Illinois/Vesper
                Management Corp. Obligated Group)                                            5.125%    08/15/2028   $    3,632,684
-----------------------------------------------------------------------------------------------------------------------------------
    3,265,000   IL Finance Authority (Lutheran Social Services)                              5.000     08/15/2024        3,231,240
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   IL Finance Authority (Montgomery Place)                                      5.500     05/15/2026        1,285,913
-----------------------------------------------------------------------------------------------------------------------------------
    2,250,000   IL Finance Authority (Montgomery Place)                                      5.750     05/15/2038        2,352,060
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   IL Finance Authority (Three Crowns Park Plaza)                               5.875     02/15/2038        3,687,425
-----------------------------------------------------------------------------------------------------------------------------------
   27,700,000   IL Finance Authority Student Hsg. (Educational Advancement Fund)             5.250     05/01/2034       28,647,617
-----------------------------------------------------------------------------------------------------------------------------------
    5,250,000   IL GO 1                                                                      5.250     02/01/2013        5,308,538
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   IL Health Facilities Authority                                               6.900     11/15/2033        1,660,215
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   IL Health Facilities Authority (Central Baptist Home for the Aged)           6.750     11/15/2026           10,012
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   IL Health Facilities Authority (Delnor Community Resource Living)            6.000     11/15/2017           50,031
-----------------------------------------------------------------------------------------------------------------------------------
    8,500,000   IL Health Facilities Authority (Edward Hospital) 3                           5.125     02/15/2025        8,990,578
-----------------------------------------------------------------------------------------------------------------------------------
    1,555,000   IL Hsg. Devel. Authority (65th Street Devel. Partnership) 1                  4.900     07/01/2036        1,565,932
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   IL Hsg. Devel. Authority (Garden House River Oak)                            6.875     01/01/2020           30,329
-----------------------------------------------------------------------------------------------------------------------------------
    1,525,000   IL Hsg. Devel. Authority (Pineview of Rockford) 1                            5.000     07/01/2031        1,556,629
-----------------------------------------------------------------------------------------------------------------------------------
    3,080,000   IL Hsg. Devel. Authority (Pineview of Rockford)                              5.050     07/01/2038        3,148,130
-----------------------------------------------------------------------------------------------------------------------------------
      890,000   IL Hsg. Devel. Authority (Prairie View Apartments) 1                         4.900     07/01/2036          899,398
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Lindenhurst, IL Special Service Area No. 4                                   6.150     01/01/2018           25,654
-----------------------------------------------------------------------------------------------------------------------------------
    3,955,000   Lombard, IL Public Facilities Corp. (Conference Center & Hotel) 3            5.250     01/01/2030        4,201,270
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Lombard, IL Public Facilities Corp. (Conference Center & Hotel) 3            5.250     01/01/2036        5,297,725
-----------------------------------------------------------------------------------------------------------------------------------
   13,635,000   Lombard, IL Public Facilities Corp. (Conference Center & Hotel)              7.125     01/01/2036       14,704,529
-----------------------------------------------------------------------------------------------------------------------------------
      490,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)                                7.750     10/15/2033          490,353
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   Plano, IL Special Service Area No. 5                                         6.000     03/01/2036        3,683,120
-----------------------------------------------------------------------------------------------------------------------------------
    3,750,000   Quad Cities, IL Regional EDA (Heritage Woods Moline)                         6.000     12/01/2041        3,798,188
-----------------------------------------------------------------------------------------------------------------------------------
    6,375,000   Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)                     6.375     08/01/2040        6,144,608
-----------------------------------------------------------------------------------------------------------------------------------
       47,033   Robbins, IL Res Rec (Robbins Res Rec Partners)                               5.873 5   10/15/2009           40,650
-----------------------------------------------------------------------------------------------------------------------------------
          968   Robbins, IL Res Rec (Robbins Res Rec Partners) 6                             7.250     10/15/2009              990
-----------------------------------------------------------------------------------------------------------------------------------
   19,208,162   Robbins, IL Res Rec (Robbins Res Rec Partners)                               7.250     10/15/2024       22,158,920
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Rockford, IL Mtg. (Faust Landmark Partnership)                               6.200     01/01/2028           10,317
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Southwestern, IL Devel. Authority (Eden Retirement Center)                   5.850     12/01/2036        1,543,350
-----------------------------------------------------------------------------------------------------------------------------------
    3,650,000   Southwestern, IL Devel. Authority (Village of Sauget)                        5.625     11/01/2026        3,726,723
-----------------------------------------------------------------------------------------------------------------------------------
      950,000   University of IL Health Services Facilities                                  5.800     10/01/2018          976,781
-----------------------------------------------------------------------------------------------------------------------------------
    3,200,000   Volo Village, IL Special Service Area (Lancaster Falls)                      5.750     03/01/2036        3,239,872
-----------------------------------------------------------------------------------------------------------------------------------
    5,608,000   Volo Village, IL Special Service Area (Remington Pointe)                     6.450     03/01/2034        6,053,443
-----------------------------------------------------------------------------------------------------------------------------------
    5,175,000   Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)    5.875     03/01/2036        5,363,474
                                                                                                                    ---------------
                                                                                                                       394,635,204


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.9%
$  15,210,000   Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate
                Industrial Bio-Energy)                                                       7.500%    09/01/2019   $   15,195,551
-----------------------------------------------------------------------------------------------------------------------------------
    4,200,000   East Chicago, IN Solid Waste Disposal (USG Corp.) 1                          6.375     08/01/2029        4,446,288
-----------------------------------------------------------------------------------------------------------------------------------
      980,000   Evansville, IN First Mtg.                                                    7.375     10/01/2021        1,015,407
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Fort Wayne, IN Pollution Control (General Motors Corp.)                      6.200     10/15/2025           25,746
-----------------------------------------------------------------------------------------------------------------------------------
      270,000   IN Airport Authority (Federal Express)                                       5.500     05/01/2029          275,694
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   IN Bond Bank (Southwestern Bartholomew Water Corp.)                          6.625     06/01/2012           25,039
-----------------------------------------------------------------------------------------------------------------------------------
    1,520,000   IN Health Facility Financing Authority (Methodist Hospitals)                 5.500     09/15/2031        1,541,219
-----------------------------------------------------------------------------------------------------------------------------------
   16,750,000   IN Health Facility Financing Authority (Sisters of St. Francis Health) 3     5.500     11/01/2031       18,129,180
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   IN HFA (Single Family Mtg.)                                                  5.550     01/01/2025           20,123
-----------------------------------------------------------------------------------------------------------------------------------
      550,000   IN Pollution Control (General Motors Corp.)                                  5.625     04/01/2011          546,183
-----------------------------------------------------------------------------------------------------------------------------------
    4,360,000   Indianapolis, IN Hsg. (Cambridge Station Apartments)                         5.250     01/01/2039        4,480,380
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)                    5.600     04/01/2029           25,358
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)                    5.625     12/01/2027          111,046
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   North Manchester, IN (Estelle Peabody Memorial Home)                         6.500     07/01/2015           30,042
-----------------------------------------------------------------------------------------------------------------------------------
   17,505,000   North Manchester, IN (Estelle Peabody Memorial Home)                         7.250     07/01/2033       18,353,993
-----------------------------------------------------------------------------------------------------------------------------------
      230,000   St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)        5.550     05/15/2019          233,673
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)        5.700     05/15/2028          270,297
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)        6.000     05/15/2038          530,770
-----------------------------------------------------------------------------------------------------------------------------------
    6,695,000   Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)     6.250     01/01/2024        6,764,896
                                                                                                                    ---------------
                                                                                                                        72,020,885
-----------------------------------------------------------------------------------------------------------------------------------
IOWA--2.9%
    4,565,000   Cedar Rapids, IA (Cottage Grove Place)                                       6.000     07/01/2014        4,175,560
-----------------------------------------------------------------------------------------------------------------------------------
      375,000   Coralville, IA Ubran Renewal 8                                               5.125     06/01/2039          383,134
-----------------------------------------------------------------------------------------------------------------------------------
      650,000   Coralville, IA Urban Renewal 8                                               5.000     06/01/2047          649,747
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Coralville, IA Urban Renewal                                                 5.750     06/01/2028          774,443
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   Coralville, IA Urban Renewal                                                 6.000     06/01/2036          781,740
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Des Moines, IA Aviation System                                               5.125     07/01/2028           30,252
-----------------------------------------------------------------------------------------------------------------------------------
    5,475,000   Dickinson County, IA Hsg. (Spirit Lake)                                      5.875     12/01/2036        5,483,979
-----------------------------------------------------------------------------------------------------------------------------------
      520,000   IA Finance Authority (Amity Fellowserve)                                     5.900     10/01/2016          534,487
-----------------------------------------------------------------------------------------------------------------------------------
      860,000   IA Finance Authority (Amity Fellowserve)                                     6.000     10/01/2028          860,473
-----------------------------------------------------------------------------------------------------------------------------------
      940,000   IA Finance Authority (Amity Fellowserve)                                     6.375     10/01/2026          975,071
-----------------------------------------------------------------------------------------------------------------------------------
    2,190,000   IA Finance Authority (Amity Fellowserve)                                     6.500     10/01/2036        2,268,293
-----------------------------------------------------------------------------------------------------------------------------------
    1,160,000   IA Finance Authority (Boys & Girls Home)                                     5.900     12/01/2028        1,208,233
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   IA Finance Authority Health Facilities (Care Initiatives)                    5.500     07/01/2025        3,155,220
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   IA Finance Authority Retirement Community (Friendship Haven)                 6.125     11/15/2032          931,797
-----------------------------------------------------------------------------------------------------------------------------------


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   IA Finance Authority Senior Hsg. (Bethany Manor)                             5.550%    11/01/2041   $    1,008,050
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   IA Higher Education Loan Authority (Wartburg College)                        5.300     10/01/2037       10,342,800
-----------------------------------------------------------------------------------------------------------------------------------
   34,825,000   IA Tobacco Settlement Authority                                              5.375     06/01/2038       35,662,193
-----------------------------------------------------------------------------------------------------------------------------------
   56,000,000   IA Tobacco Settlement Authority                                              5.500     06/01/2042       58,184,560
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   IA Tobacco Settlement Authority                                              5.625     06/01/2046        5,236,350
-----------------------------------------------------------------------------------------------------------------------------------
  190,800,000   IA Tobacco Settlement Authority                                              6.250 5   06/01/2046       17,918,028
-----------------------------------------------------------------------------------------------------------------------------------
  360,990,000   IA Tobacco Settlement Authority                                              7.125 5   06/01/2046       24,009,445
-----------------------------------------------------------------------------------------------------------------------------------
   60,000,000   IA Tobacco Settlement Authority (TASC) 3                                     5.625     06/01/2046       62,836,200
                                                                                                                    ---------------
                                                                                                                       237,410,055
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.5%
       15,000   Kingman, KS Hospital Revenue (Ninnescah Valley)                              6.375     03/01/2022           15,003
-----------------------------------------------------------------------------------------------------------------------------------
    1,075,000   KS Devel. Finance Authority (Oak Ridge Park Associates)                      6.500     02/01/2018        1,094,522
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   KS Devel. Finance Authority (Oak Ridge Park Associates)                      6.625     08/01/2029        1,018,870
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)                  5.500     11/15/2015           55,020
-----------------------------------------------------------------------------------------------------------------------------------
    1,800,000   KS Independent College Finance Authority (Newman University)                 5.000     10/01/2028        1,806,462
-----------------------------------------------------------------------------------------------------------------------------------
    1,285,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)                             7.950     10/15/2035        1,340,101
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Manhattan, KS Health Care Facility (Meadowlark Hills Retirement) 8           5.125     05/15/2042        1,001,380
-----------------------------------------------------------------------------------------------------------------------------------
    4,500,000   Olathe, KS Tax Increment (Gateway)                                           5.000     03/01/2026        4,496,985
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Olathe, KS Transportation Devel. District (Gateway)                          5.000     12/01/2028        2,481,950
-----------------------------------------------------------------------------------------------------------------------------------
    4,825,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    5.450     06/01/2038        5,140,941
-----------------------------------------------------------------------------------------------------------------------------------
      785,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    5.900     06/01/2028          792,198
-----------------------------------------------------------------------------------------------------------------------------------
    2,995,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    5.900     12/01/2035        3,195,965
-----------------------------------------------------------------------------------------------------------------------------------
    5,485,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    5.950     06/01/2036        5,876,410
-----------------------------------------------------------------------------------------------------------------------------------
    2,360,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    6.450     12/01/2033        2,525,814
-----------------------------------------------------------------------------------------------------------------------------------
    1,370,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    6.450     12/01/2033        1,457,886
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    6.875     12/01/2026          582,751
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    7.600     12/01/2031          248,986
-----------------------------------------------------------------------------------------------------------------------------------
      615,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                    7.600     12/01/2031          625,006
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   Sterling, KS Educational Facilities (Sterling College)                       5.375     11/01/2027          200,956
-----------------------------------------------------------------------------------------------------------------------------------
      860,000   Sterling, KS Educational Facilities (Sterling College)                       5.500     11/01/2032          863,741
-----------------------------------------------------------------------------------------------------------------------------------
    1,650,000   Wichita, KS Hsg. (Innes Station Apartments)                                  6.250     03/01/2028        1,666,682
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Wyandotte County/Kansas City, KS Unified Government Industrial Devel.
                (Crestwood Apartments)                                                       6.950     06/01/2037        2,538,700
-----------------------------------------------------------------------------------------------------------------------------------


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
$   1,400,000   Wyandotte County/Kansas City, KS Unified Government Pollution Control
                (General Motors)                                                             6.000%    06/01/2025   $    1,423,114
                                                                                                                    ---------------
                                                                                                                        40,449,443
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.4%
       15,000   Elizabethtown, KY Industrial Building (Elizabethtown Medical
                Rehabilitation)                                                             10.250     12/01/2016           15,078
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Jefferson County, KY Health Facilities (University Medical Center)           5.500     07/01/2017        2,024,840
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Kenton County, KY Airport Board (Cincinnati/Northern Kentucky
                International)                                                               5.750     03/01/2010           25,282
-----------------------------------------------------------------------------------------------------------------------------------
   27,170,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 6,9            6.125     02/01/2022       15,622,750
-----------------------------------------------------------------------------------------------------------------------------------
   45,510,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 6,9            7.125     02/01/2021       26,168,250
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 6,9            7.250     02/01/2022           86,250
-----------------------------------------------------------------------------------------------------------------------------------
   28,805,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 6,9            7.500     02/01/2012       16,562,875
-----------------------------------------------------------------------------------------------------------------------------------
   31,750,000   Kenton County, KY Airport Special Facilities (Delta Airlines) 6,9            7.500     02/01/2020       18,256,250
-----------------------------------------------------------------------------------------------------------------------------------
    4,930,000   Kenton County, KY Airport Special Facilities (Mesaba Aviation)               6.625     07/01/2019        4,834,407
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Kenton County, KY Airport Special Facilities (Mesaba Aviation)               6.700     07/01/2029        5,130,600
-----------------------------------------------------------------------------------------------------------------------------------
    2,635,000   Kuttawa, KY (1st Mortgage-GF/Kentucky)                                       6.750     03/01/2029        2,635,843
-----------------------------------------------------------------------------------------------------------------------------------
    9,240,000   KY Hsg. Corp. 1                                                              4.800     07/01/2037        9,242,772
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   KY Hsg. Corp.                                                                4.900     07/01/2037        3,525,760
-----------------------------------------------------------------------------------------------------------------------------------
    2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                         6.000     05/01/2023        2,928,710
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                         7.450     05/01/2022        1,224,036
-----------------------------------------------------------------------------------------------------------------------------------
    5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                         7.650     05/01/2016        5,804,690
-----------------------------------------------------------------------------------------------------------------------------------
    2,130,000   Perry County, KY Solid Waste Disposal (Weyerhaeuser Company)                 6.550     04/15/2027        2,175,987
                                                                                                                    ---------------
                                                                                                                       116,264,380
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--2.8%
      100,000   Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)         5.600     12/01/2028          103,104
-----------------------------------------------------------------------------------------------------------------------------------
    5,565,000   Calcasieu Parish, LA Industrial Devel. Board Pollution Control (Gulf
                States Utilities Company)                                                    6.750     10/01/2012        5,619,259
-----------------------------------------------------------------------------------------------------------------------------------
    2,800,000   Claiborne Parish, LA Law Enforcement District (Claiborne Correctional
                Facilities) 6                                                                6.250 5   03/01/2019        2,929,640
-----------------------------------------------------------------------------------------------------------------------------------
    1,400,000   Epps, LA COP 6                                                               8.000 5   06/01/2018        1,455,552
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Juban Park, LA Community Devel. District Special Assessment                  5.150     10/01/2014        2,510,750
-----------------------------------------------------------------------------------------------------------------------------------
    3,775,000   LA CDA (Eunice Student Hsg. Foundation)                                      7.375     09/01/2033        3,423,472
-----------------------------------------------------------------------------------------------------------------------------------
      470,000   LA HFA (Malta Square at Sacred Heart)                                        6.450     09/01/2027          491,709
-----------------------------------------------------------------------------------------------------------------------------------
      125,000   LA HFA (Single Family Mtg.)                                                  6.300     06/01/2020          126,206
-----------------------------------------------------------------------------------------------------------------------------------


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   1,100,000   LA Local Government EF&CD Authority (Cypress Apartments)                     8.000%    04/20/2028   $     1,100,011
------------------------------------------------------------------------------------------------------------------------------------
      510,000   LA Local Government EF&CD Authority (Oakleigh Apartments)                    8.500     06/01/2038           534,322
------------------------------------------------------------------------------------------------------------------------------------
    4,100,000   LA Local Government EF&CD Authority (Oakleigh Apartments), Series A          6.375     06/01/2038         4,383,802
------------------------------------------------------------------------------------------------------------------------------------
      505,000   LA Local Government EF&CD Authority (Sharlo Apartments)                      8.000     06/20/2028           505,091
------------------------------------------------------------------------------------------------------------------------------------
    8,000,000   LA Local Government EF&CD Authority (St. James Place)                        7.000     11/01/2029         8,334,560
------------------------------------------------------------------------------------------------------------------------------------
    7,460,000   LA Public Facilities Authority (Lake Charles Memorial Hospital)              8.625     12/01/2030         8,010,921
------------------------------------------------------------------------------------------------------------------------------------
    7,500,000   LA Public Facilities Authority (Ochsner Clinic Foundation) 3                 5.000     05/15/2022         7,718,288
------------------------------------------------------------------------------------------------------------------------------------
    5,350,000   LA Public Facilities Authority (Progressive Healthcare)                      6.375     10/01/2028         5,447,477
------------------------------------------------------------------------------------------------------------------------------------
  119,935,000   LA Tobacco Settlement Financing Corp. (TASC)                                 5.875     05/15/2039       128,084,583
------------------------------------------------------------------------------------------------------------------------------------
    9,630,000   LA Tobacco Settlement Financing Corp. (TASC), Series B                       5.500     05/15/2030        10,067,395
------------------------------------------------------------------------------------------------------------------------------------
    7,500,000   Lakeshore Villages Master, LA Community Devel. District 8                    5.250     07/01/2017         7,461,525
------------------------------------------------------------------------------------------------------------------------------------
   23,400,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial) 3                5.250     07/15/2028        24,932,934
------------------------------------------------------------------------------------------------------------------------------------
      335,000   New Orleans, LA Finance Authority (Single Family Mtg.)                       6.218 5   12/01/2032            69,127
------------------------------------------------------------------------------------------------------------------------------------
    1,525,000   New Orleans, LA Finance Authority (Single Family Mtg.)                       6.372 5   06/01/2032           311,253
------------------------------------------------------------------------------------------------------------------------------------
      335,000   New Orleans, LA HDC (Southwood Patio)                                        7.700     02/01/2022           335,034
------------------------------------------------------------------------------------------------------------------------------------
    3,020,000   St. James Parish, LA Solid Waste (IMC Phosphates Company)                    7.700     10/01/2022         3,093,235
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Tensas Parish, LA Law Enforcement District COP 6                             8.000     10/01/2010            51,250
------------------------------------------------------------------------------------------------------------------------------------
      140,000   West Feliciana Parish, LA Pollution Control (Entergy Gulf States)            5.800     12/01/2015           140,223
------------------------------------------------------------------------------------------------------------------------------------
      290,000   West Feliciana Parish, LA Pollution Control (Entergy Gulf States)            5.800     04/01/2016           292,433
                                                                                                                    ----------------
                                                                                                                        227,533,156
------------------------------------------------------------------------------------------------------------------------------------
MAINE--0.6%
   35,020,000   ME Finance Authority Solid Waste Recycling Facilities (Great Northern
                Paper)                                                                       7.750     10/01/2022        35,283,701
------------------------------------------------------------------------------------------------------------------------------------
       15,000   ME Hsg. Authority                                                            5.650     11/15/2014            15,429
------------------------------------------------------------------------------------------------------------------------------------
       90,000   ME Municipal Bond Bank, Series D                                             6.300     11/01/2014            90,184
------------------------------------------------------------------------------------------------------------------------------------
    4,200,000   ME State Hsg. Authority Mtg., Series F-2 3                                   5.150     11/15/2022         4,295,697
------------------------------------------------------------------------------------------------------------------------------------
       20,000   North Berwick, ME (Hussey Seating Company)                                   7.000     12/01/2013            20,175
------------------------------------------------------------------------------------------------------------------------------------
    4,800,000   Rumford, ME Pollution Control (Boise Cascade Corp.)                          6.625     07/01/2020         4,828,560
------------------------------------------------------------------------------------------------------------------------------------
    6,200,000   Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)                       6.875     10/01/2026         6,748,514
                                                                                                                    ----------------
                                                                                                                         51,282,260
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
    4,000,000    Baltimore, MD Convention Center 1                                           5.875     09/01/2039         4,276,720
------------------------------------------------------------------------------------------------------------------------------------


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   6,810,000   Brunswick, MD Special Obligation (Brunswick Crossing)                        5.500%    07/01/2036   $     6,994,483
------------------------------------------------------------------------------------------------------------------------------------
    3,090,000   MD Community Devel. People's Resource Center, Series A                       5.050     07/01/2047         3,131,375
------------------------------------------------------------------------------------------------------------------------------------
    8,000,000   MD EDC (Chesapeake Bay)                                                      5.000     12/01/2031         8,100,000
------------------------------------------------------------------------------------------------------------------------------------
    5,135,000   MD EDC Student Hsg. (Bowie State University)                                 6.000     06/01/2023         5,286,020
------------------------------------------------------------------------------------------------------------------------------------
      400,000   MD EDC Student Hsg. (University of Maryland)                                 5.625     10/01/2023           401,048
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   MD EDC Student Hsg. (University of Maryland)                                 5.750     10/01/2033         5,019,650
------------------------------------------------------------------------------------------------------------------------------------
      750,000   MD H&HEFA (Edenwald)                                                         5.400     01/01/2031           785,220
------------------------------------------------------------------------------------------------------------------------------------
      600,000   MD H&HEFA (Edenwald)                                                         5.400     01/01/2037           625,914
------------------------------------------------------------------------------------------------------------------------------------
      710,000   MD H&HEFA (King Farm Presbyterian Community)                                 5.250     01/01/2027           732,216
------------------------------------------------------------------------------------------------------------------------------------
      600,000   MD H&HEFA (King Farm Presbyterian Community)                                 5.300     01/01/2037           618,216
------------------------------------------------------------------------------------------------------------------------------------
      925,000   MD H&HEFA (Washington Christian Academy)                                     5.500     07/01/2038           953,962
------------------------------------------------------------------------------------------------------------------------------------
      320,000   MD Industrial Devel. Financing Authority (Our Lady of Good Counsel)          5.500     05/01/2020           338,333
------------------------------------------------------------------------------------------------------------------------------------
      800,000   MD Industrial Devel. Financing Authority (Our Lady of Good Counsel)          6.000     05/01/2035           860,696
------------------------------------------------------------------------------------------------------------------------------------
    3,950,000   Prince Georges County, MD Special Obligation (National Harbor)               5.200     07/01/2034         4,051,436
------------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Salisbury, MD Special Obligation (Villages at Aydelotte Farm)                5.250     01/01/2037         2,262,533
                                                                                                                    ----------------
                                                                                                                         44,437,822
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.5%
       40,000   MA Devel. Finance Agency (Alliance Health of Brockton/Alliance Health
                of Quincy Obligated Group)                                                   7.100     07/01/2032            41,726
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Devel. Finance Agency (Curry College) 1                                   5.000     03/01/2036         1,034,590
------------------------------------------------------------------------------------------------------------------------------------
      800,000   MA Devel. Finance Agency (Eastern Nazarene College)                          5.625     04/01/2019           822,000
------------------------------------------------------------------------------------------------------------------------------------
    2,630,000   MA Devel. Finance Agency (Eastern Nazarene College)                          5.625     04/01/2029         2,692,436
------------------------------------------------------------------------------------------------------------------------------------
      300,000   MA Devel. Finance Agency (Regis College)                                     5.250     10/01/2018           298,587
------------------------------------------------------------------------------------------------------------------------------------
    8,000,000   MA GO 3                                                                      5.000     08/01/2027         8,474,280
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   MA H&EFA (Emerson Hospital) 3                                                5.000     08/15/2035        10,331,700
------------------------------------------------------------------------------------------------------------------------------------
       85,000   MA H&EFA (Holyoke Hospital)                                                  6.500     07/01/2015            85,031
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Medical Academic and Scientific Community Organization)            6.625     01/01/2015            10,110
------------------------------------------------------------------------------------------------------------------------------------
    9,990,000   MA H&EFA (Catholic Health East)                                              4.148     11/13/2032         9,993,497
------------------------------------------------------------------------------------------------------------------------------------
    4,500,000   MA HFA (Single Family)                                                       5.000     12/01/2031         4,599,090
------------------------------------------------------------------------------------------------------------------------------------
   52,085,000   MA HFA, Series A 3                                                           5.250     07/01/2025        53,698,699
------------------------------------------------------------------------------------------------------------------------------------
    2,185,000   MA HFA, Series A                                                             5.200     06/01/2036         2,254,767
------------------------------------------------------------------------------------------------------------------------------------
    1,280,000   MA HFA, Series A                                                             5.700     07/01/2020         1,334,016
------------------------------------------------------------------------------------------------------------------------------------
    1,355,000   MA HFA, Series A                                                             5.800     07/01/2030         1,414,390
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA HFA, Series D                                                             4.850     06/01/2040         2,005,020
------------------------------------------------------------------------------------------------------------------------------------
   22,575,000   MA HFA, Series F 3                                                           5.000     07/01/2022        22,927,500
------------------------------------------------------------------------------------------------------------------------------------
      145,000   MA Industrial Finance Agency (Arbors at Taunton)                             5.500     06/20/2040           151,122
                                                                                                                    ----------------
                                                                                                                        122,168,561
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.8%
   58,050,000   Detroit, MI Sewer Disposal System 3,6                                        4.184     07/01/2032        58,107,000
------------------------------------------------------------------------------------------------------------------------------------


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   1,700,000   Kalamazoo, MI EDC (Heritage Community) 8                                     5.500%    05/15/2036   $     1,736,652
------------------------------------------------------------------------------------------------------------------------------------
    2,625,000   Kent, MI Hospital Finance Authority                                          6.250     07/01/2040         2,933,096
------------------------------------------------------------------------------------------------------------------------------------
      750,000   Kentwood, MI Economic Devel. (Holland Homes/Faith Hospice/HHCAHH/RD/HHF
                Obligated Group)                                                             5.375     11/15/2036           771,690
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Meridian, MI EDC (Burcham Hills)                                             5.250     07/01/2026         1,203,732
------------------------------------------------------------------------------------------------------------------------------------
    9,900,000   MI Higher Education Student Loan Authority 3                                 5.450     09/01/2026        10,369,805
------------------------------------------------------------------------------------------------------------------------------------
       65,000   MI Hospital Finance Authority (Detroit Medical Center)                       6.500     08/15/2018            65,049
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   MI Hospital Finance Authority (Henry Ford Health System)                     5.250     11/15/2046        21,011,800
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000   MI Hsg. Devel. Authority (Deaconess Tower)                                   5.200     08/20/2038         1,239,708
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MI Hsg. Devel. Authority, Series D                                           5.200     10/01/2042           515,670
------------------------------------------------------------------------------------------------------------------------------------
    2,185,000   MI Job Devel. Authority Pollution Control (General Motors Corp.)             5.550     04/01/2009         2,187,185
------------------------------------------------------------------------------------------------------------------------------------
      450,000   MI Public Educational Facilities Authority (Black River School)              5.800     09/01/2030           463,860
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   MI Public Educational Facilities Authority (Old Redford Academy)             6.000     12/01/2035         2,106,040
------------------------------------------------------------------------------------------------------------------------------------
      360,000   MI Strategic Fund Limited Obligation (Clark Retirement Community/Clark
                Retirement Community Foundation Obligated Group)                             5.650     09/01/2029           379,685
------------------------------------------------------------------------------------------------------------------------------------
    8,000,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 3              5.500     06/01/2030         8,616,520
------------------------------------------------------------------------------------------------------------------------------------
    5,505,000   MI Strategic Fund Limited Obligation (Ford Motor Company), Series A          6.550     10/01/2022         5,595,777
------------------------------------------------------------------------------------------------------------------------------------
    2,975,000   MI Strategic Fund Pollution Control (General Motors Corp.)                   6.200     09/01/2020         3,048,483
------------------------------------------------------------------------------------------------------------------------------------
   15,375,000   MI Strategic Fund Pollution Control (General Motors Corp.)                   7.000 2   04/01/2008        15,375,000
------------------------------------------------------------------------------------------------------------------------------------
   27,895,000   MI Strategic Fund Pollution Control (General Motors Corp.)                   7.000 2   12/01/2008        27,895,000
------------------------------------------------------------------------------------------------------------------------------------
    4,800,000   MI Strategic Fund Solid Waste (Genesee Power Station)                        7.500     01/01/2021         4,800,144
------------------------------------------------------------------------------------------------------------------------------------
   25,250,000   Midland County, MI EDC (Midland Cogeneration Venture)                        6.875     07/23/2009        25,690,360
------------------------------------------------------------------------------------------------------------------------------------
      800,000   Pontiac, MI Tax Increment Finance Authority                                  6.375     06/01/2031           857,272
------------------------------------------------------------------------------------------------------------------------------------
    3,765,000   Wayne Charter County, MI Airport Facilities (Northwest Airlines) 9,10        6.000     12/01/2029         3,770,120
------------------------------------------------------------------------------------------------------------------------------------
   31,195,000   Wayne County, MI Airport Authority (Detroit Metropolitan Wayne County
                Airport) 1,3                                                                 5.000     12/01/2029        32,633,022
                                                                                                                    ----------------
                                                                                                                        231,372,670
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.3%
    1,375,000   Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)              5.600     02/01/2032         1,420,293
------------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)                      5.500     09/01/2033         1,769,600
------------------------------------------------------------------------------------------------------------------------------------
    1,430,000   Burnsville, MN Commercial Devel. (Holiday Inn) 1                             5.900     04/01/2008         1,429,685
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Chisago City, MN Hsg. Devel (Bungalows of Chisago City)                      7.500     05/01/2027            35,001
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Cloguet, MN Pollution Control (Potlach Corp.)                                5.900     10/01/2026           117,920
------------------------------------------------------------------------------------------------------------------------------------


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)                             5.400%    12/01/2036   $     1,011,980
------------------------------------------------------------------------------------------------------------------------------------
    2,700,000   Coon Rapids, MN Multifamily Hsg. (Coon Rapids Leased Hsg. Associates
                II) 1                                                                        4.950     10/20/2041         2,716,281
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Cottage Grove, MN Senior Hsg.                                                5.250     12/01/2046         6,101,040
------------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Cottage Grove, MN Senior Hsg.                                                6.000     12/01/2046         1,782,953
------------------------------------------------------------------------------------------------------------------------------------
      475,000   Cuyuna Range, MN Hospital District Health Facilities                         5.200     06/01/2025           486,951
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Cuyuna Range, MN Hospital District Health Facilities                         5.500     06/01/2035         1,040,520
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Eden Prairie, MN Multifamily Hsg. (Sterling Ponds)                           6.250     12/01/2029           201,448
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Elysian, MN Senior Hsg. (Kingsway Ministries) 8                              5.350     05/01/2042         2,007,100
------------------------------------------------------------------------------------------------------------------------------------
      750,000   Eveleth, MN Health Care (Arrowhead Senior Living Community)                  5.200     10/01/2027           751,898
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Eveleth, MN Multifamily (Manor House Woodland)                               5.500     10/01/2025         1,006,520
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Eveleth, MN Multifamily (Manor House Woodland)                               5.700     10/01/2036         2,027,540
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Grand Rapids, MN Hsg. & Redevel. Authority (Lakeshore)                       5.700     10/01/2029           134,347
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Inner Grove Heights, MN Nursing Home (Presbyterian Homes)                    5.500     10/01/2041         1,011,780
------------------------------------------------------------------------------------------------------------------------------------
      525,000   International Falls, MN Pollution Control (Boise Cascade Corp.) 1            5.500     04/01/2023           534,665
------------------------------------------------------------------------------------------------------------------------------------
    3,250,000   International Falls, MN Pollution Control (Boise Cascade Corp.)              5.650     12/01/2022         3,320,948
------------------------------------------------------------------------------------------------------------------------------------
    6,325,000   International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)           6.850     12/01/2029         6,742,956
------------------------------------------------------------------------------------------------------------------------------------
      530,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                                5.550     09/01/2026           541,930
------------------------------------------------------------------------------------------------------------------------------------
    1,135,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                                5.700     09/01/2036         1,159,437
------------------------------------------------------------------------------------------------------------------------------------
    1,225,000   Mahtomedi, MN Multifamily (Briarcliff)                                       7.350     06/01/2036         1,251,460
------------------------------------------------------------------------------------------------------------------------------------
    9,800,000   Mankato, MN Industrial Devel. (Environ Biocomposites Holdings)               7.250     12/01/2025         9,514,526
------------------------------------------------------------------------------------------------------------------------------------
    7,993,964   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)           5.000     11/01/2038         8,157,281
------------------------------------------------------------------------------------------------------------------------------------
    4,774,862   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)           5.000     12/01/2038         4,860,905
------------------------------------------------------------------------------------------------------------------------------------
   47,015,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest
                Airlines) 9,10                                                               7.000     04/01/2025        39,626,593
------------------------------------------------------------------------------------------------------------------------------------
   16,400,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest
                Airlines) 9,10                                                               7.375     04/01/2025        13,821,756
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Minneapolis, MN (Belmont Apartments)                                         7.625     11/01/2027           101,936
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Minneapolis, MN (Walker Methodist Senior Services)                           5.875     11/15/2018            35,405
------------------------------------------------------------------------------------------------------------------------------------
      145,000   Minneapolis, MN (Walker Methodist Senior Services)                           6.000     11/15/2028           147,487
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Minneapolis, MN (Walker Methodist Senior Services)                           6.000     11/15/2028            15,185
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Minneapolis, MN Tax Increment (Grant Park)                                   5.350     02/01/2030           252,445
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)                                    5.700     02/01/2029         1,025,730
------------------------------------------------------------------------------------------------------------------------------------
    4,585,000   MN HFA (Residential Hsg.)                                                    4.875     07/01/2037         4,620,167
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MN HFA (Single Family Mtg.)                                                  5.900     07/01/2025            25,365
------------------------------------------------------------------------------------------------------------------------------------
      375,000   Moorhead EDA (Eventide)                                                      5.150     06/01/2029           377,194
------------------------------------------------------------------------------------------------------------------------------------
      900,000   New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home
                North Ridge)                                                                 5.900     03/01/2019           927,477
------------------------------------------------------------------------------------------------------------------------------------
       80,000   New Hope, MN Multifamily (Chardon Court)                                     7.250     06/01/2026            79,999
------------------------------------------------------------------------------------------------------------------------------------


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$     500,000   Northfield, MN Hospital                                                      5.375%    11/01/2031   $       526,410
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Northfield, MN Hsg. & Redevel. Authority (Northfield Retirement)             5.375     12/01/2036         1,008,310
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Northfield, MN Lease (Village School of Northfield) 6,9,10                   6.500     12/01/2014            12,719
------------------------------------------------------------------------------------------------------------------------------------
      330,000   Northfield, MN Lease (Village School of Northfield) 6,9,10                   7.500     12/01/2024           165,310
------------------------------------------------------------------------------------------------------------------------------------
    2,100,000   Northwest MN Multi-County Hsg. & Redevel. Authority                          5.450     07/01/2041         2,107,854
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)                        5.400     06/01/2041         5,012,200
------------------------------------------------------------------------------------------------------------------------------------
   10,170,000   Otter Tail County, MN 8                                                      7.500     11/01/2019        10,205,392
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)                            5.800     10/01/2029           409,056
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)                            6.000     04/01/2041         1,290,688
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Park Rapids, MN Health Facilities (Mankato Lutheran Homes)                   5.600     08/01/2036           405,620
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Pine City, MN (Lakes International Language Academy)                         6.250     05/01/2035         1,022,420
------------------------------------------------------------------------------------------------------------------------------------
      820,000   Pine City, MN Health Care & Hsg. (North Branch)                              6.000     10/20/2036           835,293
------------------------------------------------------------------------------------------------------------------------------------
    1,715,000   Pine City, MN Health Care & Hsg. (North Branch)                              6.125     10/20/2047         1,749,506
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)                      5.625     08/01/2026         1,552,905
------------------------------------------------------------------------------------------------------------------------------------
    1,875,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)                      5.750     08/01/2041         1,916,363
------------------------------------------------------------------------------------------------------------------------------------
    6,200,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)                            6.625     12/01/2039         6,401,872
------------------------------------------------------------------------------------------------------------------------------------
      680,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)                           7.750     12/15/2034           680,490
------------------------------------------------------------------------------------------------------------------------------------
    4,300,000   Sartell, MN Health Care & Hsg. Facilities (The Foundation for Health
                Care Continuums)                                                             6.625     09/01/2029         4,474,408
------------------------------------------------------------------------------------------------------------------------------------
      935,000   Seaway Port Authority of Duluth, MN (Northstar Aerospace)                    5.000     04/01/2017           933,149
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Seaway Port Authority of Duluth, MN (Northstar Aerospace)                    5.200     04/01/2027           211,323
------------------------------------------------------------------------------------------------------------------------------------
      830,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)              5.375     08/01/2021           865,225
------------------------------------------------------------------------------------------------------------------------------------
      790,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)              5.625     02/01/2031           829,160
------------------------------------------------------------------------------------------------------------------------------------
      100,000   St. Cloud, MN Hsg. & Redevel. Authority (Germain Towers)                     5.900     09/01/2020            99,217
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   St. Louis Park, MN (Roitenberg Family)                                       5.700     08/15/2041         1,023,490
------------------------------------------------------------------------------------------------------------------------------------
    1,300,000   St. Paul, MN Hsg. & Redevel. Authority (Brigecreek Senior Place)             7.000     09/15/2037         1,300,312
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)              5.630     10/01/2033         2,066,060
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)                6.250     03/01/2029         3,226,950
------------------------------------------------------------------------------------------------------------------------------------
      400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)                       5.750     09/01/2026           413,536
------------------------------------------------------------------------------------------------------------------------------------
      650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)                       6.000     09/01/2036           673,667
------------------------------------------------------------------------------------------------------------------------------------


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   1,500,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard Shaller) 8           5.250%    10/01/2042   $     1,520,970
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                       6.800     03/01/2029         2,145,820
------------------------------------------------------------------------------------------------------------------------------------
    2,130,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                       7.000     03/01/2029         2,304,916
------------------------------------------------------------------------------------------------------------------------------------
    1,770,000   St. Paul, MN Port Authority (Great Northern)                                 6.000     03/01/2030         1,869,793
------------------------------------------------------------------------------------------------------------------------------------
    3,400,000   St. Paul, MN Port Authority (Healtheast Midway Campus)                       6.000     05/01/2030         3,531,138
------------------------------------------------------------------------------------------------------------------------------------
    1,760,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)                   6.000     02/01/2019         1,775,206
------------------------------------------------------------------------------------------------------------------------------------
    3,600,000   Washington County, MN Hsg. & Redevel. (Birchwood & Woodbury)                 5.625     06/01/2037         3,619,080
                                                                                                                    ----------------
                                                                                                                        190,379,532
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.7%
      125,000   Claiborne County, MS Pollution Control (System Energy Resources)             6.200     02/01/2026           125,470
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Gulfport, MS Hospital Facility (Gulfport Memorial Hospital) 1                6.125     07/01/2015            50,085
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Jackson, MS Hsg. Authority (Elton Park Apartments)                           5.400     04/01/2039            51,200
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Jones County, MS Solid Waste Disposal (International Paper Company)          5.800     10/01/2021            51,261
------------------------------------------------------------------------------------------------------------------------------------
   12,510,000   MS Business Finance Corp. (System Energy Resources)                          5.875     04/01/2022        12,644,858
------------------------------------------------------------------------------------------------------------------------------------
    6,430,000   MS Business Finance Corp. (System Energy Resources)                          5.900     05/01/2022         6,498,287
------------------------------------------------------------------------------------------------------------------------------------
   22,400,000   MS Devel. Bank Special Obligation 3                                          5.000     03/01/2041        23,398,928
------------------------------------------------------------------------------------------------------------------------------------
   17,500,000   MS Hospital Equipment & Facilities Authority (Baptist Memorial Health
                Care) 3                                                                      5.000     09/01/2024        18,073,650
                                                                                                                    ----------------
                                                                                                                         60,893,739
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.2%
      250,000   Belton, MO Tax Increment (Belton Town Center)                                5.500     03/01/2020           254,620
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Belton, MO Tax Increment (Belton Town Center)                                5.625     03/01/2025           408,056
------------------------------------------------------------------------------------------------------------------------------------
    2,485,000   Branson, MO IDA (Branson Hills Redevel.)                                     5.750     05/01/2026         2,487,808
------------------------------------------------------------------------------------------------------------------------------------
   13,000,000   Branson, MO IDA (Branson Hills Redevel.)                                     7.050     05/01/2027        14,302,730
------------------------------------------------------------------------------------------------------------------------------------
    2,075,000   Branson, MO IDA (Branson Landing)                                            5.250     06/01/2021         2,112,516
------------------------------------------------------------------------------------------------------------------------------------
    2,470,000   Branson, MO IDA (Branson Landing)                                            5.500     06/01/2029         2,532,219
------------------------------------------------------------------------------------------------------------------------------------
   24,545,000   Branson, MO IDA (Branson Shoppe Redevel.)                                    5.950     11/01/2029        25,381,494
------------------------------------------------------------------------------------------------------------------------------------
      570,000   Broadway-Fairview, MO Transportation Devel. District (Columbia)              6.125     12/01/2036           586,182
------------------------------------------------------------------------------------------------------------------------------------
    1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)                                5.500     04/01/2021         1,251,620
------------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)                                5.625     04/01/2027         1,132,582
------------------------------------------------------------------------------------------------------------------------------------
    2,530,000   Clay County, MO IDA (Oak Creek) 1                                            6.300     01/20/2038         2,751,755
------------------------------------------------------------------------------------------------------------------------------------
      450,000   Cottleville, MO COP 6                                                        5.250     08/01/2031           461,552
------------------------------------------------------------------------------------------------------------------------------------
    3,325,000   Dardenne Town Square, MO Transportation Devel. District                      5.000     05/01/2026         3,322,972
------------------------------------------------------------------------------------------------------------------------------------
    3,940,000   Dardenne Town Square, MO Transportation Devel. District 1                    5.000     05/01/2036         3,925,028
------------------------------------------------------------------------------------------------------------------------------------
    2,815,000   Enright Arlington, MO Community Improvement District                         5.400     03/01/2026         2,838,759
------------------------------------------------------------------------------------------------------------------------------------


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000   Good Shepard Nursing Home District, MO                                       5.900%    08/15/2023   $     2,040,740
------------------------------------------------------------------------------------------------------------------------------------
      245,000   Grindstone Plaza, MO Transportation Devel. District                          5.250     10/01/2021           248,168
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Grindstone Plaza, MO Transportation Devel. District                          5.400     10/01/2026           407,520
------------------------------------------------------------------------------------------------------------------------------------
      600,000   Grindstone Plaza, MO Transportation Devel. District                          5.550     10/01/2036           610,134
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Jackson County, MO IDA (Avila College)                                       6.500     12/02/2025           207,436
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Jennings, MO Tax Increment & Community Improvement (Northland Redevel.
                Area)                                                                        5.000     11/01/2023         1,251,163
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Kansas City, MO IDA (Plaza Library)                                          5.900     03/01/2024         1,014,260
------------------------------------------------------------------------------------------------------------------------------------
    1,393,000   Kansas City, MO IDA (West Paseo)                                             6.750     07/01/2036         1,421,055
------------------------------------------------------------------------------------------------------------------------------------
    3,750,000   Kansas City, MO Tax Increment (Briarcliff West)                              5.400     06/01/2024         3,859,650
------------------------------------------------------------------------------------------------------------------------------------
    1,735,000   Lees Summit, MO IDA (Kensington Farms)                                       5.500     03/01/2021         1,764,530
------------------------------------------------------------------------------------------------------------------------------------
      750,000   Lees Summit, MO IDA (Kensington Farms)                                       5.750     03/01/2029           773,520
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MO Environmental Improvement & Energy Resources Authority                    5.450     01/01/2018            50,886
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MO Environmental Improvement & Energy Resources Authority
                (Missouri-American Water Company)                                            5.900     03/01/2030            51,072
------------------------------------------------------------------------------------------------------------------------------------
      165,000   MO Environmental Improvement & Energy Resources Authority (St. Louis
                County Water Company)                                                        5.000     03/01/2029           165,889
------------------------------------------------------------------------------------------------------------------------------------
    3,915,000   MO HDC (Mansion Apartments Phase II)                                         6.170     04/01/2032         3,968,753
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MO HDC (Single Family Mtg.)                                                  5.500     09/01/2033            15,334
------------------------------------------------------------------------------------------------------------------------------------
    3,200,000   MO HDC (Single Family Mtg.)                                                  5.550     09/01/2034         3,317,216
------------------------------------------------------------------------------------------------------------------------------------
      470,000   MO HDC (Single Family Mtg.)                                                  6.350     09/01/2034           499,211
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MO HDC (Single Family Mtg.)                                                  7.200     09/01/2026            25,684
------------------------------------------------------------------------------------------------------------------------------------
      790,000   Northwoods, MO Transportation Devel. District                                5.850     02/01/2031           800,902
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Pleasant Hope, MO School District COP                                        5.875     03/01/2017            25,030
------------------------------------------------------------------------------------------------------------------------------------
      115,000   St. Charles County, MO IDA (Ashwood Apartments)                              5.600     04/01/2030           117,182
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   St. Joseph, MO IDA (Living Community of St. Joseph)                          7.000     08/15/2032         2,539,200
------------------------------------------------------------------------------------------------------------------------------------
      750,000   St. Joseph, MO IDA (Shoppes at North Village)                                5.375     11/01/2024           762,960
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   St. Joseph, MO IDA (Shoppes at North Village)                                5.500     11/01/2027         2,567,175
------------------------------------------------------------------------------------------------------------------------------------
       25,000   St. Louis, MO Airport (Lambert Field Fueling Facilities Corp.)               5.250     07/01/2016            25,290
------------------------------------------------------------------------------------------------------------------------------------
      235,000   St. Louis, MO IDA (Anheuser-Busch Companies)                                 5.875     11/01/2026           237,618
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)                       6.000     08/21/2026         2,499,725
------------------------------------------------------------------------------------------------------------------------------------
    1,660,000   St. Louis, MO Tax Increment (Printers Lofts)                                 6.000     08/21/2026         1,802,395
------------------------------------------------------------------------------------------------------------------------------------
    1,115,000   St. Louis, MO Tax Increment Financing, Series A                              5.500     09/02/2028         1,129,640
------------------------------------------------------------------------------------------------------------------------------------
    1,865,000   Stone Canyon, MO Improvement District (Infrastructure)                       5.700     04/01/2022         1,872,012
------------------------------------------------------------------------------------------------------------------------------------
      975,000   Stone Canyon, MO Improvement District (Infrastructure)                       5.750     04/01/2027           975,283
                                                                                                                    ----------------
                                                                                                                        100,796,526
------------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
    4,360,000   Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky
                Mountain Power)                                                              0.000 7   09/01/2031         2,906,114
------------------------------------------------------------------------------------------------------------------------------------
       85,000   MT Board of Hsg. (Single Family)                                             5.550     06/01/2033            87,794
------------------------------------------------------------------------------------------------------------------------------------
    6,800,000   MT Board of Investment Exempt Facilities (Stillwater Mining Company)         8.000     07/01/2020         7,033,240
------------------------------------------------------------------------------------------------------------------------------------
    1,125,000   MT Facilities Finance Authority (St. John's Lutheran)                        6.000     05/15/2025         1,168,673
------------------------------------------------------------------------------------------------------------------------------------
    1,650,000   MT Facilities Finance Authority (St. John's Lutheran)                        6.125     05/15/2036         1,732,121
------------------------------------------------------------------------------------------------------------------------------------
    1,910,000   MT Health Facilities Authority (CoMC)                                        6.375     06/01/2018         1,931,984
------------------------------------------------------------------------------------------------------------------------------------


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MONTANA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$     165,000   MT Higher Education Student Assistance Corp.                                 5.500%    12/01/2031   $       168,698
------------------------------------------------------------------------------------------------------------------------------------
      105,000   MT Higher Education Student Assistance Corp.                                 6.400     12/01/2032           110,162
                                                                                                                    ----------------
                                                                                                                         15,138,786
------------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.4%
    7,000,000   GMAC Municipal Mortgage Trust 1                                              5.500     10/31/2040         7,171,360
------------------------------------------------------------------------------------------------------------------------------------
   13,000,000   GMAC Municipal Mortgage Trust                                                5.700     10/31/2040        13,384,410
------------------------------------------------------------------------------------------------------------------------------------
    8,000,000   Munimae TE Bond Subsidiary                                                   5.900     11/29/2049         8,439,840
                                                                                                                    ----------------
                                                                                                                         28,995,610
------------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--1.6%
   78,250,000   Central Plains, NE Gas Energy 3                                              4.248     12/01/2026        78,328,280
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Dawson County, NE Sanitation & Improvement District                          5.650     02/01/2022            49,997
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Douglas County, NE Hsg. Authority (Orchard Gardens) 8                        5.100     10/01/2027           250,528
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Douglas, NE Hsg. Authority (Orchard Gardens) 8                               5.150     10/01/2032         1,204,836
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead)                               5.750     01/01/2022         1,268,575
------------------------------------------------------------------------------------------------------------------------------------
    2,400,000   NE Educational Facilities Authority (Midland Lutheran College)               5.600     09/15/2029         2,457,504
------------------------------------------------------------------------------------------------------------------------------------
      110,000   NE Student Loan (Nebhelp)                                                    6.000     06/01/2028           111,071
------------------------------------------------------------------------------------------------------------------------------------
       40,000   NE Student Loan (Nebhelp)                                                    6.250     06/01/2018            42,903
------------------------------------------------------------------------------------------------------------------------------------
      250,000   NE Student Loan (Nebhelp)                                                    6.659 5   12/15/2015           136,565
------------------------------------------------------------------------------------------------------------------------------------
      105,000   Sarpy County, NE Sanitation & Improvement Districts No. 179 (Eagle
                Crest)                                                                       5.700     10/01/2021           105,098
------------------------------------------------------------------------------------------------------------------------------------
   45,745,000   Saunders County, NE Individual Devel. (Mead Biofuels)                        7.000     12/01/2026        46,045,545
                                                                                                                    ----------------
                                                                                                                        130,000,902
------------------------------------------------------------------------------------------------------------------------------------
NEVADA--1.3%
    1,000,000   Clark County, NV Improvement District 8                                      5.000     02/01/2026         1,003,370
------------------------------------------------------------------------------------------------------------------------------------
      770,000   Clark County, NV Improvement District                                        5.050 8   02/01/2031           773,180
------------------------------------------------------------------------------------------------------------------------------------
   27,340,000   Clark County, NV Industrial Devel. (Nevada Power Company)                    5.900     10/01/2030        27,341,914
------------------------------------------------------------------------------------------------------------------------------------
    7,035,000   Clark County, NV Industrial Devel. (Nevada Power Company), Series A          5.900     11/01/2032         7,038,306
------------------------------------------------------------------------------------------------------------------------------------
   19,210,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1,3                 5.000     12/01/2033        19,945,456
------------------------------------------------------------------------------------------------------------------------------------
   10,570,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 3                   5.250     07/01/2034        11,176,559
------------------------------------------------------------------------------------------------------------------------------------
   12,000,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 3                   5.250     03/01/2038        12,764,880
------------------------------------------------------------------------------------------------------------------------------------
    8,270,000   Clark County, NV Industrial Devel. Revenue (Southwest Gas Corp.) 3           5.550     12/01/2038         8,845,268
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Director of the State of NV Dept. of Business & Industry (Las Ventanas
                Retirement)                                                                  7.000     11/15/2034        10,574,300
------------------------------------------------------------------------------------------------------------------------------------
      135,000   Mesquite, NV Special Improvement District (Canyon Creek)                     5.400     08/01/2020           139,205
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Mesquite, NV Special Improvement District (Canyon Creek)                     5.500     08/01/2025           515,500
------------------------------------------------------------------------------------------------------------------------------------


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
$   3,360,000   NV Hsg. Division (Riverwood I & II)                                          4.750%    04/01/2039   $     3,368,299
                                                                                                                    ----------------
                                                                                                                        103,486,237
------------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.2%
    2,155,000   NH Business Finance Authority (Air Cargo at Pease)                           6.750     04/01/2024         2,227,925
------------------------------------------------------------------------------------------------------------------------------------
       70,000   NH Business Finance Authority (Connecticut Light & Power)                    5.850     12/01/2022            72,631
------------------------------------------------------------------------------------------------------------------------------------
      200,000   NH Business Finance Authority (Pennichuck Water Works)                       6.300     05/01/2022           204,368
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   NH Business Finance Authority (Public Service Company of New Hampshire)      6.000     05/01/2021        10,381,300
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NH H&EFA (Franklin Pierce College)                                           6.050     10/01/2034         4,344,680
------------------------------------------------------------------------------------------------------------------------------------
      535,000   NH HE&HFA (New England College)                                              5.750     03/01/2009           539,071
------------------------------------------------------------------------------------------------------------------------------------
       45,000   NH HFA (Single Family Mtg.)                                                  5.300     07/01/2033            45,463
                                                                                                                    ----------------
                                                                                                                         17,815,438
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--8.7%
      100,000   NJ EDA (Cascade Corp.)                                                       8.250     02/01/2026           100,090
------------------------------------------------------------------------------------------------------------------------------------
   24,000,000   NJ EDA (Cigarette Tax)                                                       5.500     06/15/2024        25,271,280
------------------------------------------------------------------------------------------------------------------------------------
    5,205,000   NJ EDA (Cigarette Tax)                                                       5.500     06/15/2031         5,528,126
------------------------------------------------------------------------------------------------------------------------------------
   19,205,000   NJ EDA (Cigarette Tax)                                                       5.750     06/15/2029        20,796,902
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ EDA (Cigarette Tax)                                                       5.750     06/15/2034         3,231,570
------------------------------------------------------------------------------------------------------------------------------------
      965,000   NJ EDA (Continental Airlines)                                                5.500     04/01/2028           965,598
------------------------------------------------------------------------------------------------------------------------------------
    5,285,000   NJ EDA (Continental Airlines)                                                6.250     09/15/2019         5,454,701
------------------------------------------------------------------------------------------------------------------------------------
   39,300,000   NJ EDA (Continental Airlines)                                                6.250     09/15/2029        40,640,523
------------------------------------------------------------------------------------------------------------------------------------
   16,090,000   NJ EDA (Continental Airlines)                                                6.400     09/15/2023        16,638,508
------------------------------------------------------------------------------------------------------------------------------------
      935,000   NJ EDA (Continental Airlines)                                                6.625     09/15/2012           996,486
------------------------------------------------------------------------------------------------------------------------------------
   20,825,000   NJ EDA (Continental Airlines)                                                7.000     11/15/2030        22,225,481
------------------------------------------------------------------------------------------------------------------------------------
   16,910,000   NJ EDA (Continental Airlines)                                                7.200     11/15/2030        18,222,554
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NJ EDA (Continental Airlines)                                                9.000     06/01/2033           122,149
------------------------------------------------------------------------------------------------------------------------------------
   12,500,000   NJ EDA (Converted Organics of Woodbridge)                                    8.000     08/01/2027        12,546,875
------------------------------------------------------------------------------------------------------------------------------------
    1,405,000   NJ EDA (Empowerment Zone-Cumberland)                                         7.750     08/01/2021         1,380,862
------------------------------------------------------------------------------------------------------------------------------------
    9,000,000   NJ EDA (GMT Realty)                                                          6.875     01/01/2037         9,669,960
------------------------------------------------------------------------------------------------------------------------------------
   34,740,000   NJ Health Care Facilities Financing Authority (Catholic Health East) 3       4.391     11/15/2033        34,752,159
------------------------------------------------------------------------------------------------------------------------------------
    2,545,000   NJ Health Care Facilities Financing Authority (Columbus Hospital)            7.500     07/01/2021         2,584,549
------------------------------------------------------------------------------------------------------------------------------------
    5,100,000   NJ Health Care Facilities Financing Authority (Raritan Bay Medical
                Center)                                                                      7.250     07/01/2027         5,259,936
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ Tobacco Settlement Financing Corp.                                        4.750     06/01/2034         9,516,900
------------------------------------------------------------------------------------------------------------------------------------
  136,370,000   NJ Tobacco Settlement Financing Corp.                                        5.000     06/01/2029       135,463,140
------------------------------------------------------------------------------------------------------------------------------------
  317,910,000   NJ Tobacco Settlement Financing Corp.                                        5.000     06/01/2041       313,491,051
------------------------------------------------------------------------------------------------------------------------------------
   51,500,000   NJ Tobacco Settlement Financing Corp.                                        5.647 5   06/01/2041         7,886,710
------------------------------------------------------------------------------------------------------------------------------------
   16,165,000   NJ Tobacco Settlement Financing Corp. (TASC)                                 6.375     06/01/2032        18,383,646
------------------------------------------------------------------------------------------------------------------------------------
    4,055,000   NJ Tobacco Settlement Financing Corp. (TASC)                                 7.000     06/01/2041         4,767,220
                                                                                                                    ----------------
                                                                                                                        715,896,976
------------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.2%
      630,000   Dona Ana County, NM Multifamily (Montana Meadows Apartments)                 8.500     12/01/2015           667,661
------------------------------------------------------------------------------------------------------------------------------------
    5,640,000   Eldorado, NM Area Water & Sanitation District                                6.000     02/01/2025         5,700,292
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Farmington, NM Pollution Control (Public Service Company of New Mexico)      6.600     10/01/2029            53,510
------------------------------------------------------------------------------------------------------------------------------------


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   1,100,000   Mariposa East, NM Public Improvement District                                5.500%    09/01/2016   $     1,135,167
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Mariposa East, NM Public Improvement District                                5.750     09/01/2021           521,035
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Mariposa East, NM Public Improvement District                                6.000     09/01/2032           523,035
------------------------------------------------------------------------------------------------------------------------------------
    7,440,000   NM Mtg. Finance Authority (Single Family Mtg.)                               5.000     01/01/2038         7,568,191
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NM Mtg. Finance Authority (Single Family Mtg.)                               6.250     07/01/2027            25,229
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NM Mtg. Finance Authority, Series C                                          6.500     07/01/2025            15,361
------------------------------------------------------------------------------------------------------------------------------------
      228,000   NM Regional Hsg. Authority (Wildewood Apartments)                            8.750     12/01/2020           243,069
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Ventana West, NM Public Improvement District Special Levy                    6.875     08/01/2033         1,084,010
                                                                                                                    ----------------
                                                                                                                         17,536,560
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK--2.2%
    3,000,000   Albany, NY IDA (New Covenant Charter School) 1                               7.000     05/01/2035         2,998,170
------------------------------------------------------------------------------------------------------------------------------------
   23,000,000   Erie County, NY IDA (Great Lakes) 4                                          7.500     12/01/2025        10,776,190
------------------------------------------------------------------------------------------------------------------------------------
   13,000,000   Erie County, NY Tobacco Asset Securitization Corp.                           5.808 5   06/01/2047         1,350,830
------------------------------------------------------------------------------------------------------------------------------------
   56,000,000   Erie County, NY Tobacco Asset Securitization Corp.                           6.280 5   06/01/2050         4,006,800
------------------------------------------------------------------------------------------------------------------------------------
   62,000,000   Erie County, NY Tobacco Asset Securitization Corp.                           6.656 5   06/01/2055         2,576,720
------------------------------------------------------------------------------------------------------------------------------------
  132,765,000   NY Counties Tobacco Trust V                                                  5.904 5   06/01/2038        22,255,397
------------------------------------------------------------------------------------------------------------------------------------
  107,910,000   NY Counties Tobacco Trust V                                                  6.074 5   06/01/2050         8,452,590
------------------------------------------------------------------------------------------------------------------------------------
  412,100,000   NY Counties Tobacco Trust V                                                  7.151 5   06/01/2060        10,314,863
------------------------------------------------------------------------------------------------------------------------------------
  500,000,000   NY Counties Tobacco Trust V                                                  7.836 5   06/01/2060         9,320,000
------------------------------------------------------------------------------------------------------------------------------------
    2,815,000   NYC IDA (American Airlines)                                                  5.400     07/01/2020         2,802,980
------------------------------------------------------------------------------------------------------------------------------------
   11,055,000   NYC IDA (American Airlines)                                                  6.900     08/01/2024        11,276,100
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NYC IDA (American Airlines)                                                  7.125     08/01/2011         4,224,920
------------------------------------------------------------------------------------------------------------------------------------
    4,750,000   NYC IDA (American Airlines)                                                  7.625     08/01/2025         5,734,343
------------------------------------------------------------------------------------------------------------------------------------
   61,150,000   NYC IDA (American Airlines)                                                  7.750     08/01/2031        73,946,861
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                           5.750     10/01/2036         1,014,950
------------------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA (JFK International Airport)                                          8.000     08/01/2012           572,305
------------------------------------------------------------------------------------------------------------------------------------
    1,330,000   NYS DA (Mt. Sinai Hospital)                                                  6.625     07/01/2019         1,427,529
------------------------------------------------------------------------------------------------------------------------------------
    1,350,000   Otsego County, NY IDA (Hartwick College)                                     6.000     07/01/2013         1,419,188
------------------------------------------------------------------------------------------------------------------------------------
    1,435,000   Otsego County, NY IDA (Hartwick College)                                     6.000     07/01/2014         1,505,875
------------------------------------------------------------------------------------------------------------------------------------
    1,520,000   Otsego County, NY IDA (Hartwick College)                                     6.000     07/01/2015         1,592,246
------------------------------------------------------------------------------------------------------------------------------------
    1,610,000   Otsego County, NY IDA (Hartwick College)                                     6.000     07/01/2016         1,682,788
                                                                                                                    ----------------
                                                                                                                        179,251,645
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
   34,160,000   Charlotte, NC Douglas International Airport Special Facilities (US
                Airways)                                                                     5.600     07/01/2027        34,387,164
------------------------------------------------------------------------------------------------------------------------------------
    2,755,000   Charlotte, NC Douglas International Airport Special Facilities (US
                Airways)                                                                     7.750     02/01/2028         2,933,193
------------------------------------------------------------------------------------------------------------------------------------
    1,725,000   Durham, NC Hsg. Authority (Naples Terrace Apartments)                        5.700     06/01/2033         1,784,426
------------------------------------------------------------------------------------------------------------------------------------
   26,115,000   Gaston, NC IF&PCFA (National Gypsum)                                         5.750     08/01/2035        27,577,179
------------------------------------------------------------------------------------------------------------------------------------
    1,900,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated
                Group)                                                                       5.500     10/01/2031         1,983,657
------------------------------------------------------------------------------------------------------------------------------------
    1,100,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated
                Group)                                                                       5.600     10/01/2036         1,154,956
------------------------------------------------------------------------------------------------------------------------------------
    1,400,000   NC Medical Care Commission (United Methodist)                                5.500     10/01/2032         1,456,042
                                                                                                                    ----------------
                                                                                                                         71,276,617


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
$   1,000,000   Cando, ND Nursing Facility (Towner County Medical Center)                    7.125%    08/01/2022   $     1,000,750
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)                      7.000     11/01/2015           100,132
------------------------------------------------------------------------------------------------------------------------------------
       10,000   ND HFA (Home Mtg.)                                                           5.400     01/01/2034            10,207
------------------------------------------------------------------------------------------------------------------------------------
       10,000   ND HFA (Home Mtg.)                                                           5.550     07/01/2022            10,234
------------------------------------------------------------------------------------------------------------------------------------
    2,815,000   Richland County, ND Hsg. (Birchwood Properties)                              6.750     05/01/2029         2,845,430
                                                                                                                    ----------------
                                                                                                                          3,966,753
------------------------------------------------------------------------------------------------------------------------------------
OHIO--2.8%
    1,470,000   Butler County, OH Hsg. (Anthony Wayne Apartments)                            6.500     09/01/2030         1,468,956
------------------------------------------------------------------------------------------------------------------------------------
   18,970,000   Cleveland, OH Airport (Continental Airlines)                                 5.375     09/15/2027        19,036,016
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Cleveland, OH Airport (Continental Airlines)                                 5.500     12/01/2008            90,551
------------------------------------------------------------------------------------------------------------------------------------
   17,505,000   Cleveland, OH Airport (Continental Airlines)                                 5.700     12/01/2019        17,814,313
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)                  6.250     05/01/2038         1,045,760
------------------------------------------------------------------------------------------------------------------------------------
    3,265,000   Dublin, OH Industrial Devel. (Dublin Health Care Corp.)                      7.500     12/01/2016         3,351,033
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Erie County, OH Hospital Facilities (Firelands Regional Medical Center) 1    5.250     08/15/2046         5,226,950
------------------------------------------------------------------------------------------------------------------------------------
    7,500,000   Grove City, OH Tax Increment Financing                                       5.375     12/01/2031         7,507,950
------------------------------------------------------------------------------------------------------------------------------------
      870,000   Lorain County, OH Port Authority (Alumalloy LLC)                             6.000     11/15/2025           894,647
------------------------------------------------------------------------------------------------------------------------------------
   24,075,000   Mahoning County, OH Hospital Facilities (Forum Health)                       6.000     11/15/2032        24,160,707
------------------------------------------------------------------------------------------------------------------------------------
    2,050,000   Miami County, OH Hospital Facilities (Upper Valley Medical Center)           5.250     05/15/2026         2,154,591
------------------------------------------------------------------------------------------------------------------------------------
      960,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)                      5.650     07/01/2024           963,062
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)                      6.750     07/01/2014           236,912
------------------------------------------------------------------------------------------------------------------------------------
    2,375,000   OH Air Quality Devel. Authority (Toledo Edison Company)                      6.100     08/01/2027         2,434,304
------------------------------------------------------------------------------------------------------------------------------------
      500,000   OH Environmental Facilities (Ford Motor Company)                             5.950     09/01/2029           509,015
------------------------------------------------------------------------------------------------------------------------------------
      100,000   OH Environmental Facilities (Ford Motor Company)                             6.150     06/01/2030           102,733
------------------------------------------------------------------------------------------------------------------------------------
    2,630,000   OH HFA (Government National Mortgage Assn.  Collateral Mtg.)                 5.000     11/20/2047         2,632,446
------------------------------------------------------------------------------------------------------------------------------------
    5,170,000   OH HFA (Uptown Towers Apartments)                                            5.250     04/20/2048         5,335,388
------------------------------------------------------------------------------------------------------------------------------------
   12,580,000   OH Higher Educational Facility 3                                             5.000     12/01/2044        13,240,136
------------------------------------------------------------------------------------------------------------------------------------
   15,000,000   OH Higher Educational Facility Commission (University Hospital Health
                System)                                                                      4.750     01/15/2046        14,972,550
------------------------------------------------------------------------------------------------------------------------------------
   12,500,000   OH Higher Educational Facility Commission (University Hospital Health
                System)                                                                      5.250     01/15/2046        13,089,625
------------------------------------------------------------------------------------------------------------------------------------
      550,000   OH Pollution Control (General Motors Corp.)                                  5.625     03/01/2015           553,311
------------------------------------------------------------------------------------------------------------------------------------
    2,050,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage)                   14.500     07/01/2028         2,560,553
------------------------------------------------------------------------------------------------------------------------------------
   16,320,000   OH Port Authority of Columbiana Solid Waste (Apex Environmental)             7.250     08/01/2034        16,797,686
------------------------------------------------------------------------------------------------------------------------------------
   13,930,000   OH Solid Waste (General Motors Corp.)                                        6.300     12/01/2032        14,328,119
------------------------------------------------------------------------------------------------------------------------------------
   11,765,000   OH Solid Waste Disposal (USG Corp.)                                          5.600     08/01/2032        12,145,480
------------------------------------------------------------------------------------------------------------------------------------
   38,910,000   OH Solid Waste Disposal (USG Corp.)                                          5.650     03/01/2033        39,826,331
------------------------------------------------------------------------------------------------------------------------------------
    6,640,000   OH Solid Waste Disposal (USG Corp.)                                          6.050     08/01/2034         6,940,261
------------------------------------------------------------------------------------------------------------------------------------


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$     430,000   OH Water Devel. Authority (Cincinnati Gas & Electric Company)                5.450%    01/01/2024   $       432,365
------------------------------------------------------------------------------------------------------------------------------------
      572,000   OH Water Devel. Authority (General Motors Corp.)                             5.900     06/15/2008           572,051
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Pike County, OH Hospital Facilities (Pike Health Services)                   7.000     07/01/2022            70,790
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio)                      5.125     11/15/2025           127,159
                                                                                                                    ----------------
                                                                                                                        230,621,751
------------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.4%
    1,700,000   Ardmore, OK Devel. Authority (Airpark Increment District)                    5.750     11/01/2022         1,734,918
------------------------------------------------------------------------------------------------------------------------------------
    2,325,000   Cleveland County, OK IDA (Vaughn Foods)                                      6.750     12/01/2012         2,354,295
------------------------------------------------------------------------------------------------------------------------------------
    2,365,000   Cleveland County, OK IDA (Vaughn Foods)                                      7.100     12/01/2024         2,402,201
------------------------------------------------------------------------------------------------------------------------------------
    2,280,000   Ellis County, OK Industrial Authority (W.B. Johnston Grain of Shattuck)      7.100     08/01/2023         2,377,082
------------------------------------------------------------------------------------------------------------------------------------
    2,760,000   Ellis County, OK Industrial Authority (W.B. Johnston Grain of Shattuck)      7.500     08/01/2023         2,889,692
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Grady County, OK Industrial Authority (Correctional Facilities) 6            7.000 5   11/01/2011           350,345
------------------------------------------------------------------------------------------------------------------------------------
    3,555,000   Jackson County, OK Memorial Hospital Authority (Jackson County Memorial)     7.300     08/01/2015         3,574,090
------------------------------------------------------------------------------------------------------------------------------------
    9,000,000   OK Devel. Finance Authority (Doane Products Company)                         6.250     07/15/2023         9,157,590
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   OK HFA (Single Family Homeownership Loan Program)                            5.050     09/01/2031         4,094,000
------------------------------------------------------------------------------------------------------------------------------------
      295,000   OK HFA (Single Family Homeownership Loan Program)                            6.250     09/01/2029           299,850
------------------------------------------------------------------------------------------------------------------------------------
       75,000   OK HFA (Single Family)                                                       5.671 5   09/01/2030            20,051
------------------------------------------------------------------------------------------------------------------------------------
      100,000   OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities
                (Ralston Purina Group)                                                       6.500     09/01/2026           102,163
------------------------------------------------------------------------------------------------------------------------------------
       30,000   OK Student Loan Authority                                                    5.300     12/01/2032            31,057
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Oklahoma City, OK Industrial & Cultural Facilities (Aero Obligated
                Group)                                                                       6.750     01/01/2023         1,616,415
------------------------------------------------------------------------------------------------------------------------------------
    7,350,000   Oklahoma County, OK HFA (Single Family Mtg.)                                 5.400     10/01/2038         7,786,664
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Ottawa, OK Finance Authority (Doane Products Company)                        7.250     06/01/2017         3,067,980
------------------------------------------------------------------------------------------------------------------------------------
   24,495,000   Tulsa County, OK Home Finance Authority (Single Family Mtg.)                 5.250     12/01/2038        25,955,392
------------------------------------------------------------------------------------------------------------------------------------
   20,710,000   Tulsa County, OK Industrial Authority (St. Francis Health System)            5.000     12/15/2036        21,420,560
------------------------------------------------------------------------------------------------------------------------------------
    6,495,000   Tulsa, OK Municipal Airport Trust (American Airlines)                        5.650     12/01/2035         6,562,938
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Tulsa, OK Municipal Airport Trust (American Airlines)                        6.250     06/01/2020           180,164
------------------------------------------------------------------------------------------------------------------------------------
   15,500,000   Tulsa, OK Municipal Airport Trust (American Airlines)                        7.750     06/01/2035        18,372,460
                                                                                                                    ----------------
                                                                                                                        114,349,907
------------------------------------------------------------------------------------------------------------------------------------
OREGON--0.3%
    3,500,000   Clackamas County, OR Hsg. Authority (Easton Ridge)                           5.900     12/01/2026         3,500,105
------------------------------------------------------------------------------------------------------------------------------------
    3,745,000   Cow Creek Band, OR (Umpqua Tribe of Indians) 1                               5.625     10/01/2026         3,833,607
------------------------------------------------------------------------------------------------------------------------------------


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
OREGON CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      20,000   Lane County, OR Hsg. Authority & Community Services (Firewood)               6.600%    11/01/2015   $        20,149
------------------------------------------------------------------------------------------------------------------------------------
      335,000   OR Economic Devel. (Georgia-Pacific Corp.)                                   5.700     12/01/2025           338,424
------------------------------------------------------------------------------------------------------------------------------------
      705,000   OR Economic Devel. (Georgia-Pacific Corp.)                                   6.350     08/01/2025           705,712
------------------------------------------------------------------------------------------------------------------------------------
       10,000   OR GO (Elderly & Disabled Hsg.)                                              5.250     08/01/2031            10,209
------------------------------------------------------------------------------------------------------------------------------------
       85,000   OR GO (Elderly & Disabled Hsg.)                                              5.800     08/01/2027            86,026
------------------------------------------------------------------------------------------------------------------------------------
       30,000   OR HHE&CFA (Society of St. Vincent DePaul)                                   5.250     12/01/2017            30,190
------------------------------------------------------------------------------------------------------------------------------------
       40,000   OR Hsg. & Community Services Dept. (Multifamily Hsg.)                        6.000     07/01/2031            40,871
------------------------------------------------------------------------------------------------------------------------------------
    8,270,000   OR Solid Waste Disposal (USG Corp.)                                          6.400     12/01/2029         8,744,450
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Port Astoria, OR Pollution Control (James River)                             6.550     02/01/2015            50,052
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Port of St. Helen's, OR                                                      6.250     03/01/2010             5,007
------------------------------------------------------------------------------------------------------------------------------------
    3,405,000   Port of St. Helen's, OR Pollution Control (Boise Cascade Corp.)              5.650     12/01/2027         3,473,951
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Portland, OR Hsg. Authority (Berry Ridge)                                    6.300     05/01/2029            15,108
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Portland, OR Hsg. Authority (Lovejoy Station Apartments)                     5.900     07/01/2023            25,858
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Western Generation, OR Agency Cogeneration (Wauna Cogeneration)              5.000     01/01/2016         1,026,470
------------------------------------------------------------------------------------------------------------------------------------
    1,735,000   Western Generation, OR Agency Cogeneration (Wauna Cogeneration)              5.000     01/01/2021         1,754,606
                                                                                                                    ----------------
                                                                                                                         23,660,795
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.8%
    1,250,000   Allegheny County, PA HDA (The Covenant at South Hills) 9,10                  8.750     02/01/2031           702,800
------------------------------------------------------------------------------------------------------------------------------------
    4,210,000   Allegheny County, PA HDA (West Penn Allegheny Health System) 1               9.250     11/15/2015         4,970,831
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000   Allegheny County, PA HDA (West Penn Allegheny Health System)                 9.250     11/15/2022         7,073,460
------------------------------------------------------------------------------------------------------------------------------------
   36,085,000   Allegheny County, PA HDA (West Penn Allegheny Health System)                 9.250     11/15/2030        42,609,168
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Beaver County, PA IDA (J. Ray McDermott & Company)                           6.800     02/01/2009            70,820
------------------------------------------------------------------------------------------------------------------------------------
      235,000   Horsham, PA Industrial & Commercial Devel. Authority (GF/Pennsylvania
                Property)                                                                    7.375     09/01/2008           234,913
------------------------------------------------------------------------------------------------------------------------------------
    5,040,000   Horsham, PA Industrial & Commercial Devel. Authority (GF/Pennsylvania
                Property)                                                                    8.375     09/01/2024         5,043,881
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Lawrence County, PA IDA (Shenango Presbyterian Center)                       7.500     11/15/2031         1,080,540
------------------------------------------------------------------------------------------------------------------------------------
   24,000,000   Lehigh County GPA (St. Lukes Hospital Bethlehem)                             4.609     08/15/2042        23,996,400
------------------------------------------------------------------------------------------------------------------------------------
   12,500,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem)                         4.509 2   08/15/2033        12,498,125
------------------------------------------------------------------------------------------------------------------------------------
   30,000,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem) 3                       4.509     08/15/2033        29,995,500
------------------------------------------------------------------------------------------------------------------------------------
      515,000   New Morgan, PA IDA (Browning-Ferris Industries)                              6.500     04/01/2019           517,606
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (National Gypsum Company)                                            6.250     11/01/2027         5,238,950
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (Northampton Generating)                                             6.500     01/01/2013         5,076,950
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (Northampton Generating)                                             6.600     01/01/2019         5,050,500
------------------------------------------------------------------------------------------------------------------------------------
   79,425,000   PA EDFA (Reliant Energy)                                                     6.750     12/01/2036        87,459,633
------------------------------------------------------------------------------------------------------------------------------------
   28,500,000   PA EDFA (Reliant Energy)                                                     6.750     12/01/2036        31,383,060
------------------------------------------------------------------------------------------------------------------------------------
   29,675,000   PA EDFA (Reliant Energy)                                                     6.750     12/01/2036        32,676,923
------------------------------------------------------------------------------------------------------------------------------------


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$  17,500,000   PA EDFA (Reliant Energy)                                                     6.750%    12/01/2036   $    19,270,300
------------------------------------------------------------------------------------------------------------------------------------
   14,500,000   PA EDFA (Reliant Energy/Reliant Seward Obligated Group)                      6.750     12/01/2036        15,966,820
------------------------------------------------------------------------------------------------------------------------------------
   26,270,000   PA EDFA (USG Corp.)                                                          6.000     06/01/2031        27,295,581
------------------------------------------------------------------------------------------------------------------------------------
      570,000   Philadelphia, PA H&HEFA (Temple University Hospital)                         6.625     11/15/2023           571,488
------------------------------------------------------------------------------------------------------------------------------------
   37,760,000   Sayre, PA Health Care Facilities Authority (Guthrie Health) 3,6              4.408     12/01/2031        37,773,216
                                                                                                                    ----------------
                                                                                                                        396,557,465
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.1%
   45,000,000   Central Falls, RI Detention Facility                                         7.250     07/15/2035        50,669,550
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Providence, RI Hsg. Authority (Lockwood Plaza)                               5.700     09/01/2033            26,365
------------------------------------------------------------------------------------------------------------------------------------
       50,000   RI Health & Educational Building Corp. (Roger Williams General Hospital)     5.500     07/01/2018            50,219
------------------------------------------------------------------------------------------------------------------------------------
   11,575,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)                     4.750     10/01/2031        11,605,095
------------------------------------------------------------------------------------------------------------------------------------
   10,560,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)                     4.850     10/01/2041        10,587,350
------------------------------------------------------------------------------------------------------------------------------------
    3,940,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)                     4.875     10/01/2031         3,979,597
------------------------------------------------------------------------------------------------------------------------------------
    7,810,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)                     4.950     10/01/2036         7,861,780
------------------------------------------------------------------------------------------------------------------------------------
    4,185,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)                     5.000     10/01/2046         4,230,742
------------------------------------------------------------------------------------------------------------------------------------
       50,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)                     5.100     10/01/2029            50,558
------------------------------------------------------------------------------------------------------------------------------------
    7,080,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg. Program) 3                         5.150     10/01/2022         7,212,502
------------------------------------------------------------------------------------------------------------------------------------
       80,000   RI Industrial Finance Corp. (Ultrafine Powder Technology)                    8.000     06/01/2015            81,575
------------------------------------------------------------------------------------------------------------------------------------
   51,715,000   RI Tobacco Settlement Financing Corp. (TASC)                                 6.250     06/01/2042        55,827,377
------------------------------------------------------------------------------------------------------------------------------------
   18,130,000   RI Tobacco Settlement Financing Corp. (TASC), Series A                       6.125     06/01/2032        19,394,024
                                                                                                                    ----------------
                                                                                                                        171,576,734
------------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.5%
       45,000   Charleston County, SC Hospital Facilities (Medical Society Health)           5.500     10/01/2019            45,361
------------------------------------------------------------------------------------------------------------------------------------
   15,000,000   Columbia, SC Parking Facilities 3                                            5.000     02/01/2037        15,700,200
------------------------------------------------------------------------------------------------------------------------------------
      600,000   Darlington County, SC Industrial Devel. (Sonoco Products Company) 1          6.000     04/01/2026           606,702
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Georgetown County, SC Environmental Improvement (International Paper
                Company) 1                                                                   5.550     12/01/2029         2,117,580
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Georgetown County, SC Environmental Improvement (International Paper
                Company)                                                                     6.250     09/01/2023            15,868
------------------------------------------------------------------------------------------------------------------------------------
      155,000   Greenville County, SC Airport (Donaldson Industrial Air Park)                6.125     10/01/2017           162,085
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Horry County, SC Airport                                                     5.600     07/01/2017            15,334
------------------------------------------------------------------------------------------------------------------------------------
    4,815,000   Lancaster County, SC (Edenmoor Improvement District)                         5.750     12/01/2037         5,038,223
------------------------------------------------------------------------------------------------------------------------------------
    1,725,000   McCormick County, SC Hospital Facilities (Health Care Center)                8.000     03/01/2021         2,261,078
------------------------------------------------------------------------------------------------------------------------------------


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)                 5.250%    11/01/2026   $     1,026,490
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)                 5.300     11/01/2035         2,055,900
------------------------------------------------------------------------------------------------------------------------------------
    6,620,000   SC Connector 2000 Assoc. Toll Road, Series B 1                               6.496 5   01/01/2020         3,291,861
------------------------------------------------------------------------------------------------------------------------------------
    8,500,000   SC Connector 2000 Assoc. Toll Road, Series B                                 6.621 5   01/01/2024         3,347,300
------------------------------------------------------------------------------------------------------------------------------------
    9,335,000   SC GO 3                                                                      4.250     08/01/2017         9,685,583
------------------------------------------------------------------------------------------------------------------------------------
    9,750,000   SC GO 3                                                                      4.375     08/01/2018        10,116,169
------------------------------------------------------------------------------------------------------------------------------------
   10,190,000   SC GO 3                                                                      4.500     08/01/2019        10,572,693
------------------------------------------------------------------------------------------------------------------------------------
    6,660,000   SC Hsg. Finance & Devel. Authority, Series A 3                               4.850     01/01/2023         6,738,621
------------------------------------------------------------------------------------------------------------------------------------
   11,060,000   SC Hsg. Finance & Devel. Authority, Series A-2 3                             5.200     07/01/2034        11,423,155
------------------------------------------------------------------------------------------------------------------------------------
    3,800,000   SC Hsg. Finance & Devel. Authority, Series A-2                               5.150     07/01/2037         3,921,144
------------------------------------------------------------------------------------------------------------------------------------
       50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)                         5.650     05/01/2018            49,997
------------------------------------------------------------------------------------------------------------------------------------
      370,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)                         5.700     05/01/2026           369,989
------------------------------------------------------------------------------------------------------------------------------------
        5,000   SC Resource Authority Local Government Program                               7.250     06/01/2020             5,014
------------------------------------------------------------------------------------------------------------------------------------
   18,840,000   SC Tobacco Settlement Management Authority, Series B                         6.375     05/15/2028        20,352,852
------------------------------------------------------------------------------------------------------------------------------------
    6,485,000   SC Tobacco Settlement Management Authority, Series B                         6.375     05/15/2030         7,560,991
------------------------------------------------------------------------------------------------------------------------------------
    4,820,000   York County, SC (Hoechst Celanese Corp.)                                     5.700     01/01/2024         4,819,759
------------------------------------------------------------------------------------------------------------------------------------
      290,000   York County, SC Pollution Control (Bowater)                                  7.400     01/01/2010           292,561
                                                                                                                    ----------------
                                                                                                                        121,592,510
------------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.7%
    7,200,000   Lower Brule, SD Sioux Tribe (Farm Road Reconstruction)                       6.500     02/01/2016         7,238,232
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Lower Brule, SD Sioux Tribe, Series B                                        5.500     05/01/2019         1,000,270
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Lower Brule, SD Sioux Tribe, Series B                                        5.600     05/01/2020         1,001,140
------------------------------------------------------------------------------------------------------------------------------------
   37,065,000   SD Educational Enhancement Funding Corp. Tobacco Settlement                  6.500     06/01/2032        40,812,642
------------------------------------------------------------------------------------------------------------------------------------
    5,786,854   Sioux Falls, SD Economic Devel. (City Centre Hotel)                          7.000 2   11/01/2016         5,823,890
------------------------------------------------------------------------------------------------------------------------------------
    1,425,000   Turner County, SD Tax Increment                                              5.000     12/15/2026         1,445,363
                                                                                                                    ----------------
                                                                                                                         57,321,537
------------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.0%
    1,675,000   Blount County, TN H&EFB (Asbury) 8                                           5.125     04/01/2023         1,675,570
------------------------------------------------------------------------------------------------------------------------------------
      940,000   Chattanooga, TN Health Educational & Hsg. Board (Campus Devel.
                Foundation Phase I)                                                          5.500     10/01/2020           976,641
------------------------------------------------------------------------------------------------------------------------------------
    1,800,000   Chattanooga, TN Health Educational & Hsg. Board (Campus Devel.
                Foundation Phase I)                                                          6.000     10/01/2035         1,920,474
------------------------------------------------------------------------------------------------------------------------------------
   12,000,000   Johnson City, TN Health & Educational Facilities Board (Mountain States
                Health Alliance) 3                                                           5.500     07/01/2036        12,785,940
------------------------------------------------------------------------------------------------------------------------------------
    2,600,000   Johnson City, TN Health & Educational Facilities Board (Mountain States
                Health Alliance) 1                                                           5.250     01/01/2036         2,754,804
------------------------------------------------------------------------------------------------------------------------------------
   17,000,000   Johnson City, TN Health & Educational Facilities Board (Mountain States
                Health Alliance)                                                             5.500     07/01/2036        18,113,330
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Knox County, TN HE&HF (Baptist Health System of East Tennessee/Baptist
                Hospital of East Tennessee Obligated Group)                                  6.375     04/15/2022           102,859
------------------------------------------------------------------------------------------------------------------------------------


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      25,000   Knox County, TN Industrial Devel. Board (Waterford Apartments)               5.850%    03/01/2015   $        25,136
------------------------------------------------------------------------------------------------------------------------------------
    1,065,000   Maury County, TN Industrial Devel. Board (General Motors Corp.)              6.500     09/01/2024         1,079,899
------------------------------------------------------------------------------------------------------------------------------------
    7,400,000   Maury County, TN Industrial Devel. Board (General Motors Corp.) 1            7.000 2   06/01/2027         7,400,000
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Maury County, TN Industrial Devel. Board (General Motors Corp.) 1            8.000 2   09/01/2027         7,000,000
------------------------------------------------------------------------------------------------------------------------------------
    4,445,000   McMinn County, TN Industrial Devel. Board Pollution Control (Calhoun
                Newsprint)                                                                   7.625     03/01/2016         4,467,803
------------------------------------------------------------------------------------------------------------------------------------
    1,610,000   McMinn County, TN Industrial Devel. Board Solid Waste (Calhoun
                Newsprint) 1                                                                 7.400     12/01/2022         1,631,703
------------------------------------------------------------------------------------------------------------------------------------
    1,840,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/UH Obligated
                Group)                                                                       5.270 2   04/01/2042         1,841,969
------------------------------------------------------------------------------------------------------------------------------------
    9,080,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/UH Obligated
                Group)                                                                       5.750     04/01/2042         9,129,214
------------------------------------------------------------------------------------------------------------------------------------
      215,000   Memphis-Shelby County, TN Airport Authority (Express Airlines)               6.125     12/01/2016           197,976
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Metropolitan Government Nashville & Davidson County, TN H&EFB
                (Vanderbilt University)                                                      5.600     05/01/2016           513,835
------------------------------------------------------------------------------------------------------------------------------------
    8,500,000   Metropolitan Knoxville, TN Airport Authority (Northwest Airlines) 9          8.000     04/01/2032         8,515,130
------------------------------------------------------------------------------------------------------------------------------------
      305,000   Shelby County, TN HE&HF (Lapaloma Apartments)                                7.750     12/01/2029           303,905
------------------------------------------------------------------------------------------------------------------------------------
       55,000   TN HDA (Homeownership)                                                       5.450     01/01/2033            56,708
------------------------------------------------------------------------------------------------------------------------------------
    3,500,000   TN Hsg. Devel. Agency (Homeownership Program)                                5.150     01/01/2037         3,619,665
                                                                                                                    ----------------
                                                                                                                         84,112,561
------------------------------------------------------------------------------------------------------------------------------------
TEXAS--26.7%
       55,000   Abilene, TX Health Facilities Devel. Corp. (Hendrick Medical Center)         6.000     09/01/2013            55,369
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Abilene, TX HFDC (Hendrick Medical Center)                                   6.000     09/01/2013            20,134
------------------------------------------------------------------------------------------------------------------------------------
   46,050,000   Alliance Airport Authority, TX (American Airlines)                           5.250     12/01/2029        44,812,637
------------------------------------------------------------------------------------------------------------------------------------
   93,500,000   Alliance Airport Authority, TX (American Airlines)                           5.750     12/01/2029        94,998,805
------------------------------------------------------------------------------------------------------------------------------------
      190,000   Alliance Airport Authority, TX (American Airlines)                           7.000     12/01/2011           202,382
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Angelina & Neches River Authority, TX Solid Waste(Champion
                International Corp.)                                                         6.300     04/01/2018            20,324
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Angelina & Neches, TX River Authority (Temple-Inland)                        6.950     05/01/2023           255,640
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Austin, TX Convention Enterprises (Convention Center) 1                      5.750     01/01/2034         4,227,480
------------------------------------------------------------------------------------------------------------------------------------
      230,000   Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)                7.750     12/01/2028           230,729
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Bell County, TX HFDC (Buckner Retirement Services)                           5.250     11/15/2028           203,818
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Bexar County, TX HFC                                                         4.950 7   10/01/2039         5,262,350
------------------------------------------------------------------------------------------------------------------------------------
      430,000   Bexar County, TX HFC (American Opportunity Hsg.)                             7.500     01/01/2013           416,025
------------------------------------------------------------------------------------------------------------------------------------
      980,000   Bexar County, TX HFC (American Opportunity Hsg.)                             8.000     01/01/2031           932,588
------------------------------------------------------------------------------------------------------------------------------------
    1,195,000   Bexar County, TX HFC (American Opportunity Hsg.)                             8.250     12/01/2037         1,243,565
------------------------------------------------------------------------------------------------------------------------------------
      970,000   Bexar County, TX HFC (American Opportunity Hsg.)                             9.250     12/01/2037           986,442
------------------------------------------------------------------------------------------------------------------------------------
    1,145,000   Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)         8.500     06/01/2031         1,147,267
------------------------------------------------------------------------------------------------------------------------------------
    1,020,000   Bexar County, TX HFC (Doral Club)                                            8.750     10/01/2036         1,021,102
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Bexar County, TX HFC (Honey Creek LLC)                                       8.000     04/01/2030           212,136
------------------------------------------------------------------------------------------------------------------------------------


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      50,000   Bexar County, TX HFC (Honey Creek LLC)                                       9.000%    04/01/2030   $        49,021
------------------------------------------------------------------------------------------------------------------------------------
    1,460,000   Bexar County, TX HFC (Perrin Square)                                         9.750     11/20/2031         1,555,528
------------------------------------------------------------------------------------------------------------------------------------
    1,235,000   Bexar County, TX HFC (Sagewood Apartments)                                   5.375     10/20/2040         1,283,054
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Bexar, TX Metropolitan Water District                                        6.350     05/01/2025           100,200
------------------------------------------------------------------------------------------------------------------------------------
   13,500,000   Brazos River Authority, TX (TXU Energy Company) 3                            5.400     05/01/2029        13,870,305
------------------------------------------------------------------------------------------------------------------------------------
   40,600,000   Brazos River Authority, TX (TXU Energy Company)                              5.000     03/01/2041        39,493,244
------------------------------------------------------------------------------------------------------------------------------------
    9,120,000   Brazos River Authority, TX (TXU Energy Company)                              6.750     10/01/2038         9,932,136
------------------------------------------------------------------------------------------------------------------------------------
    8,100,000   Brazos River Authority, TX (TXU Energy Company)                              7.700     04/01/2033         9,170,415
------------------------------------------------------------------------------------------------------------------------------------
   17,365,000   Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)                   7.000     11/01/2039        18,172,299
------------------------------------------------------------------------------------------------------------------------------------
    5,260,000   Cameron County, TX HFC (Rockwell Manor Apartments)                           5.000     06/20/2043         5,242,221
------------------------------------------------------------------------------------------------------------------------------------
      190,000   Cass County, TX IDC (International Paper Company)                            6.600     03/15/2024           202,493
------------------------------------------------------------------------------------------------------------------------------------
    3,700,000   Comal County, TX HFDC (MMH/MHS/MHM Obligated Group)                          6.250     02/01/2032         4,021,752
------------------------------------------------------------------------------------------------------------------------------------
    1,185,000   Corsicana, TX Waterworks & Sewer                                             5.750     08/15/2022         1,191,577
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Dallas-Fort Worth, TX International Airport                                  5.000     11/01/2032            70,554
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Dallas-Fort Worth, TX International Airport 1                                5.000     11/01/2035           115,926
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Dallas-Fort Worth, TX International Airport                                  5.000     11/01/2035            20,263
------------------------------------------------------------------------------------------------------------------------------------
   24,000,000   Dallas-Fort Worth, TX International Airport Facilities 3                     5.000     11/01/2027        24,343,440
------------------------------------------------------------------------------------------------------------------------------------
   32,500,000   Dallas-Fort Worth, TX International Airport Facilities 3                     5.500     11/01/2033        34,939,775
------------------------------------------------------------------------------------------------------------------------------------
      925,000   Dallas-Fort Worth, TX International Airport Facility (American Airlines)     6.150     05/01/2029           928,645
------------------------------------------------------------------------------------------------------------------------------------
   42,700,000   Dallas-Fort Worth, TX International Airport Facility (American
                Airlines) 1                                                                  6.375     05/01/2035        44,234,638
------------------------------------------------------------------------------------------------------------------------------------
    8,460,000   Dallas-Fort Worth, TX International Airport Facility (American Airlines)     7.250     11/01/2030         8,470,913
------------------------------------------------------------------------------------------------------------------------------------
      285,000   Dallas-Fort Worth, TX International Airport Facility (American Airlines)     8.250     11/01/2036           330,657
------------------------------------------------------------------------------------------------------------------------------------
   22,000,000   Dallas-Fort Worth, TX International Airport Facility Improvement Corp.       9.000     05/01/2029        27,091,460
------------------------------------------------------------------------------------------------------------------------------------
   45,945,000   Dallas-Fort Worth, TX International Airport Facility Improvement Corp.       9.125     05/01/2029        57,691,758
------------------------------------------------------------------------------------------------------------------------------------
   12,145,000   Dallas-Fort Worth, TX International Airport Facility Improvement Corp.
                (Learjet)                                                                    6.150     01/01/2016        12,242,403
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort Worth International
                Airport)                                                                     5.500     11/01/2015            20,139
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort Worth International
                Airport)                                                                     5.500     11/01/2017           100,732
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort Worth International
                Airport)                                                                     5.500     11/01/2023            70,479
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Danbury, TX Higher Education Authority (AW Brown Fellowship Charter) 1       5.125     08/15/2036         1,037,350
------------------------------------------------------------------------------------------------------------------------------------
    2,115,000   Danbury, TX Higher Education Finance Corp. (Island Foundation)               6.250     02/15/2036         2,142,135
------------------------------------------------------------------------------------------------------------------------------------
      450,000   Decatur, TX Hospital Authority (Wise Regional Health System)                 5.625     09/01/2013           460,008
------------------------------------------------------------------------------------------------------------------------------------
    5,021,707   El Paso, TX HFC (Single Family)                                              6.180     04/01/2033         5,322,005
------------------------------------------------------------------------------------------------------------------------------------


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   7,240,000   El Paso, TX HFDC (Bienvivir Senior Health Services)                          7.750%    08/15/2031   $     7,972,543
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Gainesville, TX Hsg. Authority                                               6.800     12/01/2020            56,164
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Galveston County, TX HFC (Friendswood)                                       6.200     10/01/2021            25,214
------------------------------------------------------------------------------------------------------------------------------------
    1,555,000   Galveston County, TX HFC (Single Family)                                     6.300     09/15/2031         1,560,240
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Galveston, TX Special Contract (Farmers Export Company)                      6.750     05/01/2007             5,000
------------------------------------------------------------------------------------------------------------------------------------
    6,935,000   Garza County, TX Public Facility Corp.                                       5.750     10/01/2025         7,486,541
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Grapevine, TX IDC (Air Cargo)                                                6.500     01/01/2024         1,078,290
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Guadalupe-Blanco, TX River Authority (E.I. Dupont De Nemours)                6.400     04/01/2026         4,046,240
------------------------------------------------------------------------------------------------------------------------------------
    4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)                                   7.500     05/01/2025         5,225,118
------------------------------------------------------------------------------------------------------------------------------------
   31,000,000   Gulf Coast, TX IDA (Microgy Holdings)                                        7.000     12/01/2036        33,431,950
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Gulf Coast, TX Waste Disposal Authority (FMC Corp.)                          7.050     10/01/2009            76,470
------------------------------------------------------------------------------------------------------------------------------------
    5,725,000   Gulf Coast, TX Waste Disposal Authority (International Paper Company) 1      6.100     08/01/2024         6,125,349
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)                5.700     04/01/2032            25,748
------------------------------------------------------------------------------------------------------------------------------------
    5,975,000   Harris County, TX IDC (Continental Airlines)                                 5.375     07/01/2019         5,810,807
------------------------------------------------------------------------------------------------------------------------------------
    1,750,000   HFDC of Central TX (Legacy at Willow Bend Retirement Community)              5.625     11/01/2026         1,816,780
------------------------------------------------------------------------------------------------------------------------------------
    2,750,000   HFDC of Central TX (Legacy at Willow Bend Retirement Community)              5.750     11/01/2036         2,859,560
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   HFDC of Central TX (Lutheran Social Services of the South)                   6.875     02/15/2032         2,124,800
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   HFDC of Central TX (Villa De San Antonio)                                    6.250     05/15/2036         4,089,480
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Houston, TX Airport Special Facilities (Continental Airlines)                5.500     07/15/2017            65,185
------------------------------------------------------------------------------------------------------------------------------------
    7,885,000   Houston, TX Airport Special Facilities (Continental Airlines)                5.700     07/15/2029         8,019,676
------------------------------------------------------------------------------------------------------------------------------------
    7,290,000   Houston, TX Airport Special Facilities (Continental Airlines)                5.700     07/15/2029         7,414,513
------------------------------------------------------------------------------------------------------------------------------------
   20,905,000   Houston, TX Airport Special Facilities (Continental Airlines)                6.125     07/15/2017        20,941,375
------------------------------------------------------------------------------------------------------------------------------------
   14,625,000   Houston, TX Airport Special Facilities (Continental Airlines)                6.125     07/15/2027        14,647,669
------------------------------------------------------------------------------------------------------------------------------------
   18,345,000   Houston, TX Airport Special Facilities (Continental Airlines)                6.125     07/15/2027        18,373,435
------------------------------------------------------------------------------------------------------------------------------------
   17,750,000   Houston, TX Airport Special Facilities (Continental Airlines)                6.750     07/01/2021        19,055,868
------------------------------------------------------------------------------------------------------------------------------------
   49,595,000   Houston, TX Airport Special Facilities (Continental Airlines)                6.750     07/01/2029        53,008,128
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Houston, TX Airport Special Facilities (Continental Airlines)                7.000     07/01/2029           108,287
------------------------------------------------------------------------------------------------------------------------------------
    1,260,000   Houston, TX Airport Special Facilities (Continental Airlines)                7.375     07/01/2022         1,382,006
------------------------------------------------------------------------------------------------------------------------------------
      565,000   Houston, TX Airport System 1                                                 5.000     07/01/2025           568,599
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Houston, TX Airport System 1                                                 5.000     07/01/2027            76,336
------------------------------------------------------------------------------------------------------------------------------------
    2,064,000   Houston, TX HFC (RRG Houston Apartments)                                     6.250     09/20/2035         2,176,963
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   Houston, TX HFDC (Buckingham Senior Living Community)                        7.000     02/15/2026         1,674,195
------------------------------------------------------------------------------------------------------------------------------------


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000   Houston, TX HFDC (Buckingham Senior Living Community)                        7.125%    02/15/2034   $     5,590,850
------------------------------------------------------------------------------------------------------------------------------------
      315,000   Houston, TX IDC (Air Cargo)                                                  6.375     01/01/2023           337,787
------------------------------------------------------------------------------------------------------------------------------------
   16,800,000   Hutto, TX Independent School District 3                                      5.000     08/01/2037        17,638,404
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   IAH TX Public Facility Corp.                                                 6.000     05/01/2016         1,003,170
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   IAH TX Public Facility Corp.                                                 6.125     05/01/2026         1,468,395
------------------------------------------------------------------------------------------------------------------------------------
    2,200,000   IAH TX Public Facility Corp.                                                 7.750     05/01/2026         2,292,224
------------------------------------------------------------------------------------------------------------------------------------
    4,750,000   Kerryville, TX Health Facilities Devel. Corp. (Sid Peterson Memorial
                Hospital)                                                                    5.450     08/15/2035         4,794,888
------------------------------------------------------------------------------------------------------------------------------------
   12,050,000   Lancaster, TX Independent School District 3                                  5.000     02/15/2034        12,692,928
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Lancaster, TX Independent School District 3                                  5.750     02/15/2034        11,191,950
------------------------------------------------------------------------------------------------------------------------------------
      780,000   Laredo, TX HFC                                                               6.950     10/01/2027           790,460
------------------------------------------------------------------------------------------------------------------------------------
    9,225,000   Leander, TX Independent School District                                      5.433 5   08/15/2032         2,464,643
------------------------------------------------------------------------------------------------------------------------------------
   31,820,000   Leander, TX Independent School District                                      5.497 5   08/15/2037         6,375,455
------------------------------------------------------------------------------------------------------------------------------------
    9,000,000   Lewisville, TX GO                                                            6.125     09/01/2029        10,095,570
------------------------------------------------------------------------------------------------------------------------------------
    1,790,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                         6.000     07/01/2032         1,831,653
------------------------------------------------------------------------------------------------------------------------------------
    2,505,000   Matagorda County, TX Navigation District (Central Power & Light Company)     6.125     05/01/2030         2,534,359
------------------------------------------------------------------------------------------------------------------------------------
      410,000   Matagorda County, TX Navigation District (Reliant Energy)                    5.950     05/01/2030           421,402
------------------------------------------------------------------------------------------------------------------------------------
      750,000   Midlothian, TX Devel. Authority Tax Increment                                5.125     11/15/2026           759,300
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Mission, TX EDC (Allied Waste Industries)                                    5.200     04/01/2018         5,045,750
------------------------------------------------------------------------------------------------------------------------------------
    1,380,000   Newton County, TX Public Facility Corp. 6                                    8.000 5   03/01/2019         1,424,850
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Northwest Harris County, TX Municipal Utility District (Waterworks &
                Sewer)                                                                       6.100     04/01/2012           100,124
------------------------------------------------------------------------------------------------------------------------------------
    1,860,000   Nueces County, TX HFC (Dolphins Landing Apartments)                          6.875     07/01/2030         1,979,431
------------------------------------------------------------------------------------------------------------------------------------
    7,980,000   Nueces County, TX HFC (Gulfway Manor Apartments)                             4.900     06/20/2043         8,017,267
------------------------------------------------------------------------------------------------------------------------------------
    5,950,000   Port of Bay City, TX (Hoechst Celanese Corp.)                                6.500     05/01/2026         6,017,949
------------------------------------------------------------------------------------------------------------------------------------
   15,000,000   Port of Corpus Christi, TX Authority (CNA Holdings)                          6.700     11/01/2030        16,390,050
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Port of Corpus Christi, TX IDC (Citgo Petroleum Corp.)                       8.250     11/01/2031            76,685
------------------------------------------------------------------------------------------------------------------------------------
   12,207,000   Sabine Neches, TX HFC (Single Family Mtg.)                                   4.875 7   12/01/2039        12,872,770
------------------------------------------------------------------------------------------------------------------------------------
      315,000   Sabine, TX River Authority Pollution Control (TXU Electric Company)          6.450     06/01/2021           329,635
------------------------------------------------------------------------------------------------------------------------------------
   57,640,000   San Antonio, TX Convention Center Hotel Finance Corp. (Empowerment Zone)     5.000     07/15/2034        59,755,964
------------------------------------------------------------------------------------------------------------------------------------
   42,260,000   San Antonio, TX Convention Center Hotel Finance Corp. (Empowerment Zone)     5.000     07/15/2039        43,720,506
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000   San Antonio, TX HFC (Midcrowne Senior Apartments)                            5.150     06/20/2047         7,164,080
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000   San Antonio, TX Hsg. Trust Finance Corp. (Single Family Mtg.) 2              4.950     10/01/2039         5,269,150
------------------------------------------------------------------------------------------------------------------------------------
    6,030,000   Springhill, TX Courtland Heights Public Facility Corp.                       5.850     12/01/2028         6,193,956
------------------------------------------------------------------------------------------------------------------------------------
   10,755,000   Tarrant County, TX HFC (Lindberg Park)                                       5.150     10/20/2047        11,012,367
------------------------------------------------------------------------------------------------------------------------------------
   14,935,000   Tarrant County, TX HFC (Village Creek Apartments)                            5.000     04/20/2048        14,806,111
------------------------------------------------------------------------------------------------------------------------------------
    1,600,000   Travis County, TX HFDC (Querencia Barton Creek)                              5.650     11/15/2035         1,650,224
------------------------------------------------------------------------------------------------------------------------------------
    8,400,000   Trinity, TX River Authority (General Motors Corp.)                           7.000 2   04/01/2009         8,400,000
------------------------------------------------------------------------------------------------------------------------------------


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   2,320,000   TX Affordable Hsg. Corp. (American Hsg. Foundation) 6,9,10                   8.000%    03/01/2032   $       463,629
------------------------------------------------------------------------------------------------------------------------------------
    2,965,000   TX Affordable Hsg. Corp. (Ashton Place & Woodstock Apartments)               6.300     08/01/2033         2,357,116
------------------------------------------------------------------------------------------------------------------------------------
    6,300,000   TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)           8.000     03/01/2032         6,397,083
------------------------------------------------------------------------------------------------------------------------------------
      115,000   TX College Student Loans                                                     5.000     08/01/2021           115,044
------------------------------------------------------------------------------------------------------------------------------------
   40,075,000   TX Dept. of Hsg. & Community Affairs 3                                       5.000     07/01/2034        40,633,800
------------------------------------------------------------------------------------------------------------------------------------
       15,000   TX Dept. of Hsg. & Community Affairs                                         5.350     07/01/2033            15,431
------------------------------------------------------------------------------------------------------------------------------------
       80,000   TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)               5.600     12/01/2030            82,233
------------------------------------------------------------------------------------------------------------------------------------
      165,000   TX Dept. of Hsg. & Community Affairs (Residential Mtg.)                      5.500     01/01/2021           168,785
------------------------------------------------------------------------------------------------------------------------------------
       10,000   TX GO                                                                        5.750     08/01/2020            10,014
------------------------------------------------------------------------------------------------------------------------------------
  351,000,000   TX Municipal Gas Acquisition & Supply Corp.                                  4.148     12/15/2017       351,087,750
------------------------------------------------------------------------------------------------------------------------------------
  712,895,000   TX Municipal Gas Acquisition & Supply Corp. 3,6                              4.298     12/15/2026       713,073,187
------------------------------------------------------------------------------------------------------------------------------------
   15,000,000   TX Municipal Gas Acquisition & Supply Corp. 3,6                              5.048     12/15/2026        15,003,750
------------------------------------------------------------------------------------------------------------------------------------
      210,000   TX Municipal Gas Acquisition & Supply Corp. 6                                4.298 2   12/15/2026           210,053
------------------------------------------------------------------------------------------------------------------------------------
    1,840,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 9                                6.625     03/01/2020         1,255,101
------------------------------------------------------------------------------------------------------------------------------------
    2,545,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 9                                6.750     03/01/2031         1,735,105
------------------------------------------------------------------------------------------------------------------------------------
    1,600,000   TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham
                Wood)                                                                        6.250     09/01/2036         1,654,352
------------------------------------------------------------------------------------------------------------------------------------
       50,000   TX Student Hsg. Corp. (Midwestern State University)                          6.500     09/01/2022            54,325
------------------------------------------------------------------------------------------------------------------------------------
       50,000   TX Student Hsg. Corp. (University of North Texas)                            6.000     07/01/2011            49,282
------------------------------------------------------------------------------------------------------------------------------------
      235,000   TX Student Hsg. Corp. (University of North Texas)                            6.750     07/01/2021           233,386
------------------------------------------------------------------------------------------------------------------------------------
      200,000   TX Student Hsg. Corp. (University of North Texas)                            6.850     07/01/2031           198,226
------------------------------------------------------------------------------------------------------------------------------------
   16,000,000   TX Turnpike Authority 3                                                      5.000     08/15/2042        16,611,520
------------------------------------------------------------------------------------------------------------------------------------
   12,000,000   TX Veterans Hsg. Assistance GO 3                                             5.750     06/01/2029        12,274,020
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000   TX Veterans Hsg. Assistance GO 3                                             6.150     12/01/2028        10,363,050
------------------------------------------------------------------------------------------------------------------------------------
       50,000   TX Veterans Hsg. Assistance, Series B                                        5.800     12/01/2014            52,016
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   TX Water Devel.                                                              5.250     08/01/2028         4,041,440
------------------------------------------------------------------------------------------------------------------------------------
      100,000   TX Water Devel.                                                              5.450     08/01/2015           100,413
------------------------------------------------------------------------------------------------------------------------------------
      550,000   TX Water Devel. Board                                                        5.700     07/15/2014           550,891
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Tyler, TX HFDC (East Texas Medical Center)                                   6.750     11/01/2025            15,123
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Willacy County, TX Local Government Corp.                                    6.000     03/01/2009         4,049,760
                                                                                                                    ----------------
                                                                                                                      2,186,861,039

U.S. POSSESSIONS--1.6%
      150,000   Guam GO, Series A                                                            5.400     11/15/2018           150,114
------------------------------------------------------------------------------------------------------------------------------------
    2,485,000   Northern Mariana Islands Ports Authority, Series A                           6.250     03/15/2028         2,622,942
------------------------------------------------------------------------------------------------------------------------------------
    9,500,000   Northern Mariana Islands Ports Authority, Series A                           6.750     10/01/2033        10,870,470
------------------------------------------------------------------------------------------------------------------------------------
  383,500,000   Puerto Rico Children's Trust Fund (TASC)                                     6.309 5   05/15/2050        26,960,050
------------------------------------------------------------------------------------------------------------------------------------
  745,000,000   Puerto Rico Children's Trust Fund (TASC)                                     7.009 5   05/15/2055        27,855,550
------------------------------------------------------------------------------------------------------------------------------------
    7,500,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2030         8,067,150
------------------------------------------------------------------------------------------------------------------------------------
    7,500,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2032         8,055,375
------------------------------------------------------------------------------------------------------------------------------------
   32,690,000   Puerto Rico Highway & Transportation Authority, Series M                     5.000     07/01/2046        34,102,208
------------------------------------------------------------------------------------------------------------------------------------
   11,000,000   University of Puerto Rico, Series Q                                          5.000     06/01/2030        11,535,700
                                                                                                                    ----------------
                                                                                                                        130,219,559


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
UTAH--0.2%
$     650,000   Carbon County, UT Solid Waste Disposal (Allied Waste Industries)             7.450%    07/01/2017   $       665,860
------------------------------------------------------------------------------------------------------------------------------------
    2,085,000   Carbon County, UT Solid Waste Disposal (Allied Waste Industries) 1           7.500     02/01/2010         2,100,221
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Carbon County, UT Solid Waste Disposal (Sunnyside Cogeneration)              7.100     08/15/2023         3,337,680
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Emery County, UT Pollution Control (Pacificorp)                              5.625     11/01/2023            50,950
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Tooele County, UT Hazardous Waste Treatment (Union Pacific Corp.)            5.700     11/01/2026            25,786
------------------------------------------------------------------------------------------------------------------------------------
    1,935,000   UT HFA (RHA Community Service of Utah)                                       6.875     07/01/2027         1,976,931
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000   UT Hsg. Corp. (Single Family Mtg.)                                           4.800     07/01/2032         1,252,113
------------------------------------------------------------------------------------------------------------------------------------
    1,650,000   UT Hsg. Corp. (Single Family Mtg.)                                           5.000     01/01/2032         1,681,994
------------------------------------------------------------------------------------------------------------------------------------
       25,000   UT State Building Ownership Authority, Series A                              5.750     08/15/2011            25,129
------------------------------------------------------------------------------------------------------------------------------------
    4,425,000   West Valley City, UT Sewer (East Hollywood High School) 8                    5.625     06/15/2037         4,441,417
                                                                                                                    ----------------
                                                                                                                         15,558,081
------------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
    2,000,000   VT EDA (Wake Robin Corp.)                                                    5.375     05/01/2036         2,049,460
------------------------------------------------------------------------------------------------------------------------------------
       55,000   VT HFA (Single Family), Series 9                                             5.400     05/01/2037            55,028
                                                                                                                    ----------------
                                                                                                                          2,104,488
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.4%
      270,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                               5.600     12/01/2025           272,892
------------------------------------------------------------------------------------------------------------------------------------
      220,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                               6.300     12/01/2025           228,994
------------------------------------------------------------------------------------------------------------------------------------
    2,300,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                               6.550     12/01/2025         2,406,513
------------------------------------------------------------------------------------------------------------------------------------
    6,300,000   Celebrate, VA South Community Devel. Authority Special Assessment            6.250     03/01/2037         6,548,409
------------------------------------------------------------------------------------------------------------------------------------
   12,250,000   Farms New Kent, VA Community Devel. Authority Special Assessment             5.125     03/01/2036        12,430,810
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Farms New Kent, VA Community Devel. Authority Special Assessment             5.450     03/01/2036         7,088,830
------------------------------------------------------------------------------------------------------------------------------------
    2,206,000   Farms New Kent, VA Community Devel. Authority Special Assessment             5.800     03/01/2036         2,230,354
------------------------------------------------------------------------------------------------------------------------------------
      120,000   Giles County, VA IDA (Hoechst Celanese Corp.)                                5.950     12/01/2025           120,131
------------------------------------------------------------------------------------------------------------------------------------
    9,950,000   Giles County, VA IDA (Hoechst Celanese Corp.) 1                              6.450     05/01/2026        10,057,958
------------------------------------------------------------------------------------------------------------------------------------
    7,720,000   Giles County, VA IDA (Hoechst Celanese Corp.) 1                              6.625     12/01/2022         7,744,781
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Goochland County, VA IDA (Georgia-Pacific Corp.)                             5.650     12/01/2025            65,733
------------------------------------------------------------------------------------------------------------------------------------
    3,400,000   H2O Community Devel. Authority, VA 8                                         5.200     09/01/2037         3,420,026
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000   Halifax County, VA IDA (Old Dominion Electric Cooperative) 3                 5.625     06/01/2028         7,643,230
------------------------------------------------------------------------------------------------------------------------------------
    3,685,000   Hampton Redevel. & Hsg. Authority, VA (Olde Hampton)                         6.500     07/01/2016         3,690,085
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Hopewell, VA IDA (Continental Group)                                         5.900     06/01/2007            24,979
------------------------------------------------------------------------------------------------------------------------------------
    1,990,000   Isle Wight County, VA IDA Environemental Improvement ( International
                Paper Company)                                                               6.600     05/01/2024         2,123,270
------------------------------------------------------------------------------------------------------------------------------------
    1,300,000   Loudoun County, VA IDA (George Washington University) 1                      6.250     05/15/2022         1,301,313
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Lynchburg, VA IDA (Westminster-Canterbury Residential Care Facility)         5.000     07/01/2031           353,871
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   New Port, VA CDA                                                             5.600     09/01/2036         3,165,270
------------------------------------------------------------------------------------------------------------------------------------
    2,050,000   Norfolk, VA EDA, Series A                                                    6.000     11/01/2036         2,132,533
------------------------------------------------------------------------------------------------------------------------------------


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   1,085,000   Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)      6.125%    01/01/2035   $     1,145,858
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Pocahontas Parkway Assoc., VA (Route 895 Connector Toll Road)                5.250     08/15/2008         3,061,950
------------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Pocahontas Parkway Assoc., VA (Route 895 Connector Toll Road)                7.000 5   08/15/2007         2,225,858
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Prince William County, VA IDA (Westminster Presbyterian Retirement
                Community)                                                                   5.125     01/01/2026         2,568,925
------------------------------------------------------------------------------------------------------------------------------------
    6,900,000   VA College Building Authority Educational Facilities (Regent University)     5.000     06/01/2036         7,154,679
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   VA Tobacco Settlement Authority (TASC)                                       5.625     06/01/2037        22,247,600
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)                            6.375     03/01/2019         2,520,475
                                                                                                                    ----------------
                                                                                                                        113,975,327
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.1%
   12,000,000   Chelan County, WA Public Utility District No. 001 (Chelan Hydropower) 3      5.600     01/01/2036        12,792,120
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Chelan County, WA Public Utility District No. 1 (Chelan Hydro System)        5.250     07/01/2037            31,292
------------------------------------------------------------------------------------------------------------------------------------
       25,000   King County, WA Hsg. Authority (Cascadian Apartments)                        6.800     07/01/2019            25,058
------------------------------------------------------------------------------------------------------------------------------------
       70,000   King County, WA Hsg. Authority (Eastwood Square Apartments)                  5.450     01/01/2041            71,981
------------------------------------------------------------------------------------------------------------------------------------
       15,000   King County, WA Hsg. Authority (Kona Village)                                6.700     01/01/2020            15,476
------------------------------------------------------------------------------------------------------------------------------------
      125,000   King County, WA Hsg. Authority (Southwood Square Apartments)                 6.100     10/01/2021           128,595
------------------------------------------------------------------------------------------------------------------------------------
      725,000   King County, WA Hsg. Authority (Southwood Square Apartments)                 6.200     10/01/2031           746,380
------------------------------------------------------------------------------------------------------------------------------------
       50,000   King County, WA Hsg. Authority (Woodridge Park)                              6.350     05/01/2025            50,402
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Pierce County, WA Fire Protection District No. 16                            6.000     12/01/2016            25,038
------------------------------------------------------------------------------------------------------------------------------------
    2,465,000   Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)       6.700     04/01/2023         2,467,736
------------------------------------------------------------------------------------------------------------------------------------
    1,600,000   Port of Seattle, WA Special Facility (Northwest Airlines) 9,10               7.125     04/01/2020         1,938,096
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Port Seattle, WA GO                                                          5.100     04/01/2024            65,684
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments) 8         5.250     05/01/2037         2,504,825
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)            5.100     09/01/2015           100,865
------------------------------------------------------------------------------------------------------------------------------------
    1,675,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)            5.600     09/01/2025         1,756,087
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)            5.750     09/01/2030         1,322,350
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Tacoma, WA Hsg. Authority (Polynesia Village Apartments)                     5.850     12/01/2022            75,753
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Tacoma, WA Hsg. Authority (Polynesia Village Apartments)                     5.900     12/01/2027            10,015
------------------------------------------------------------------------------------------------------------------------------------
   28,420,000   Tacoma, WA Port Authority 3                                                  5.000     12/01/2030        29,606,677
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Tacoma, WA Port Authority                                                    5.300     12/01/2017            50,335
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Vancouver, WA Hsg. Authority                                                 5.625     03/01/2028            20,087
------------------------------------------------------------------------------------------------------------------------------------
      125,000   WA Health Care Facilities Authority (Northwest Hospital)                     5.450     11/15/2013           125,150
------------------------------------------------------------------------------------------------------------------------------------


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000   WA HFC (Single Family Programs)                                              5.100%    12/01/2031   $     5,173,700
------------------------------------------------------------------------------------------------------------------------------------
   13,160,000   WA HFC (Single Family Programs)                                              5.150     06/01/2037        13,597,307
------------------------------------------------------------------------------------------------------------------------------------
    4,595,000   WA Tobacco Settlement Authority (TASC)                                       6.500     06/01/2026         5,060,290
------------------------------------------------------------------------------------------------------------------------------------
   14,285,000   WA Tobacco Settlement Authority (TASC)                                       6.625     06/01/2032        15,917,633
                                                                                                                    ----------------
                                                                                                                         93,678,932
------------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.7%
   21,700,000   Braxton County, WV Solid Waste Disposal (Weyerhaeuser Company) 3             5.400     05/01/2025        21,890,526
------------------------------------------------------------------------------------------------------------------------------------
   14,050,000   Braxton County, WV Solid Waste Disposal (Weyerhaeuser Company)               5.800     06/01/2027        14,355,728
------------------------------------------------------------------------------------------------------------------------------------
    2,050,000   Braxton County, WV Solid Waste Disposal (Weyerhaeuser Company) 1             6.125     04/01/2026         2,120,500
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Harrison County, WV Solid Waste Disposal (West Penn Power Company)           6.750     08/01/2024            20,312
------------------------------------------------------------------------------------------------------------------------------------
      600,000   Ohio County, WV Commission Special District Excise Tax (Fort Henry
                Centre)                                                                      5.625     03/01/2036           629,094
------------------------------------------------------------------------------------------------------------------------------------
       15,000   WV Hospital Finance Authority (Charleston Area Medical Center)               7.250     10/01/2014            15,038
------------------------------------------------------------------------------------------------------------------------------------
   14,260,000   WV State Hsg. Devel. Fund 3                                                  5.350     11/01/2032        14,468,838
                                                                                                                    ----------------
                                                                                                                         53,500,036
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.5%
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Badger, WI Tobacco Asset Securitization Corp.                                6.125     06/01/2027            64,324
------------------------------------------------------------------------------------------------------------------------------------
   40,935,000   Badger, WI Tobacco Asset Securitization Corp.                                6.375     06/01/2032        44,468,919
------------------------------------------------------------------------------------------------------------------------------------
    4,450,000   Janesville, WI Pollution Control (General Motors Corp.)                      5.550     04/01/2009         4,459,479
------------------------------------------------------------------------------------------------------------------------------------
    6,510,000   Kaukauna, WI Environmental Improvement (International Paper Company)         5.250     06/01/2029         6,741,626
------------------------------------------------------------------------------------------------------------------------------------
      665,000   Milwaukee, WI (Aero Milwaukee)                                               6.500     01/01/2025           717,063
------------------------------------------------------------------------------------------------------------------------------------
    1,255,000   Milwaukee, WI (Air Cargo)                                                    7.500     01/01/2025         1,380,588
------------------------------------------------------------------------------------------------------------------------------------
    4,120,000   Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock
                Renewable Fuels)                                                             7.500     03/01/2018         4,136,150
------------------------------------------------------------------------------------------------------------------------------------
      165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                               6.800     11/01/2012           167,723
------------------------------------------------------------------------------------------------------------------------------------
      160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                               6.850     05/01/2013           161,200
------------------------------------------------------------------------------------------------------------------------------------
    1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                               7.125     05/01/2024         1,606,963
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Onalaska, WI Community Devel. Authority (Bethany Lutheran Homes)             5.250     01/01/2042         2,012,400
------------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Sokaogon, WI Chippewa Community (Gaming)                                     7.000     01/01/2026         1,763,440
------------------------------------------------------------------------------------------------------------------------------------
    1,900,000   Sokaogon, WI Chippewa Community (Gaming)                                     8.250     01/01/2017         1,902,584
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Superior, WI Water Supply Facilities (Superior Water, Light & Power
                Company)                                                                     6.125     11/01/2021            30,078
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000   WI GO                                                                        5.000     05/01/2037         4,131,760
------------------------------------------------------------------------------------------------------------------------------------
      100,000   WI GO                                                                        5.350     05/01/2028           100,514
------------------------------------------------------------------------------------------------------------------------------------
       20,000   WI GO                                                                        6.000     05/01/2027            20,033
------------------------------------------------------------------------------------------------------------------------------------
      120,000   WI H&EFA (Agnesian Healthcare/Waupun Memorial Hospital Obligated Group)      6.000     07/01/2030           127,374
------------------------------------------------------------------------------------------------------------------------------------
      110,000   WI H&EFA (American Baptist Homes of the Midwest)                             6.750     09/01/2016           109,986
------------------------------------------------------------------------------------------------------------------------------------
      950,000   WI H&EFA (Aurora Health Care)                                                5.600     02/15/2029           978,766
------------------------------------------------------------------------------------------------------------------------------------
       50,000   WI H&EFA (Aurora Health Care)                                                5.625     02/15/2029            51,656
------------------------------------------------------------------------------------------------------------------------------------
    1,600,000   WI H&EFA (Catholic Residential Services)                                     5.250     05/01/2028         1,603,104
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   WI H&EFA (Eastcastle Place)                                                  6.125     12/01/2034         1,030,280
------------------------------------------------------------------------------------------------------------------------------------


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   4,090,000   WI H&EFA (Hess Memorial Hospital Assoc.)                                     7.750%    11/01/2015   $     4,126,033
------------------------------------------------------------------------------------------------------------------------------------
       20,000   WI H&EFA (Marshfield Clinic)                                                 5.750     02/15/2027            20,428
------------------------------------------------------------------------------------------------------------------------------------
       70,000   WI H&EFA (Marshfield Clinic)                                                 6.250     02/15/2029            74,638
------------------------------------------------------------------------------------------------------------------------------------
    8,000,000   WI H&EFA (Ministry Health Care) 3                                            5.250     02/15/2032         8,412,680
------------------------------------------------------------------------------------------------------------------------------------
    1,650,000   WI H&EFA (St. Clare Terrance)                                                5.750     12/01/2036         1,653,927
------------------------------------------------------------------------------------------------------------------------------------
   14,130,000   WI H&EFA (WFS/WFMG Obligated Group)                                          5.250     08/15/2031        14,768,111
------------------------------------------------------------------------------------------------------------------------------------
   79,530,000   WI H&EFA (WFS/WFMG Obligated Group)                                          5.250     08/15/2034        82,938,656
------------------------------------------------------------------------------------------------------------------------------------
    7,855,000   WI H&EFA (Wheaton Franciscan Services)                                       5.125     08/15/2026         8,166,451
------------------------------------------------------------------------------------------------------------------------------------
   51,010,000   WI H&EFA (Wheaton Franciscan Services)                                       5.125     08/15/2030        52,934,607
------------------------------------------------------------------------------------------------------------------------------------
    1,300,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                                    5.650     08/01/2021         1,334,229
------------------------------------------------------------------------------------------------------------------------------------
    2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                                    5.800     08/01/2029         2,456,669
------------------------------------------------------------------------------------------------------------------------------------
    9,480,000   WI Hsg. & Economic Devel. Authority 3                                        4.950     03/01/2024         9,580,725
------------------------------------------------------------------------------------------------------------------------------------
   17,760,000   WI Hsg. & Economic Devel. Authority 3                                        5.100     09/01/2024        18,090,691
------------------------------------------------------------------------------------------------------------------------------------
       40,000   WI Hsg. & Economic Devel. Authority                                          5.150     11/01/2045            40,980
                                                                                                                    ----------------
                                                                                                                        282,364,835
------------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
      515,000   Jackson, WY National Rural Utilities Cooperative
                (Power Valley Power & Light Company)                                         5.875     05/01/2026           520,768
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Lincoln County, WY Pollution Control (PacifiCorp)                            5.625     11/01/2021           300,285
                                                                                                                    ----------------
                                                                                                                            821,053
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $10,192,556,292)-128.6%                                                            10,529,262,506
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(28.6)                                                                         (2,338,566,574)
                                                                                                                    ----------------
NET ASSETS-100.0%                                                                                                   $ 8,190,695,932
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond on an inverse floating rate security.The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Illiquid security. The aggregate value of illiquid securities as of April 30, 2007 was $1,203,573,892, which represents 14.69% of the Fund's net assets. See accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. When-issued security or forward commitment to be delivered and settled after April 30, 2007. See accompanying Notes.

9. Issue is in default. See accompanying Notes.

10. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA          Atlanta Devel. Authority
AHF          American Housing Foundation
CAU          Clark Atlanta University
CCRC         Continuing Care Retirement Community
CDA          Communities Devel. Authority
CFGH         Central Florida Group Homes
CHS          Catholic Health Service
COP          Certificates of Participation
CoMC         Community Medical Center
DA           Dormitory Authority


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

DRIVERS      Derivative Inverse Tax Exempt Receipts
EDA          Economic Devel. Authority
EDC          Economic Devel. Corp.
EDFA         Economic Devel. Finance Authority
EF&CD        Environmental Facilities and Community Devel.
FMC          Flagstaff Medical Center
GO           General Obligation
GPA          General Purpose Authority
H&EFA        Health and Educational Facilities Authority
H&EFB        Health and Educational Facilities Board
H&HEFA       Hospitals and Higher Education Facilities Authority
HDA          Hospital Devel. Authority
HDC          Housing Devel. Corp.
H&E          Health & Education
HE&HF        Higher Educational and Housing Facilities
HE&HFA       Higher Education and Health Facilities Authority
HE&HFB       Health Educational and Housing Facility Board
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
HFDC         Health Facilities Devel. Corp.
HHCAHH       Home Health Care Agency of Holland Home
HHE&CFA      Health, Housing, Educational & Cultural Facilities Authority
HHF          Holland Home Foundation
IDA          Industrial Devel. Agency
IDC          Industrial Devel. Corp.
IF&PCFA      Industrial Facilities & Pollution Control Financing Authority
JDAM         Julia Dyckman Andrus Memorial
JFK          John Fitzgerald Kennedy
JGCCF        Jewish Geriatric & Convalescent Center Foundation
LH           Lowman Home
LS           Lutheran Services
MHM          McKenna Health Management
MHS          McKenna Health System
MMH          McKenna Memorial Hospital
NH           Northgate Housing
NTH          North Terrace Housing
NYC          New York City
NYS          New York State
RD           Rehab Dimension
RHA          Resource Healthcare of America
Res Rec      Resource Recovery Facility
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
SHS          Sunnyside Health Services
SPS          Sunnyside Properties Sarasota
SR           Sunnyside Retirement
TASC         Tobacco Settlement Asset-Backed Bonds
UH
VS           Village Shalom
VSCF         Village Shalom Charitable Foundation
WFMG         Wheaton Franciscan Medical Group
WFS          Wheaton Franciscan Services

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                         MARKET VALUE           PERCENT
--------------------------------------------------------------------------------
Tobacco-Master Settlement Agreements          $ 2,167,777,600              20.6%


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Gas Utilities                                   1,277,855,268              12.1
Hospital/Health Care                              847,151,307               8.1
Airlines                                          844,950,182               8.0
Marine/Aviation Facilities                        629,626,089               6.0
Special Assessment                                608,790,351               5.8
Multifamily Housing                               505,977,697               4.8
Electric Utilities                                491,222,934               4.7
Single Family Housing                             489,194,932               4.7
General Obligation                                278,235,236               2.6
Adult Living Facilities                           233,769,205               2.2
Resource Recovery                                 209,931,130               2.0
Tax Increment Financing (TIF)                     207,503,589               2.0
Hotels, Restaurants & Leisure                     205,023,325               2.0
Paper, Containers & Packaging                     160,680,131               1.5
Government Appropriation                          142,080,508               1.3
Special Tax                                       135,616,998               1.3
Higher Education                                  111,592,883               1.1
Manufacturing, Durable Goods                      108,325,389               1.0
Correctional Facilities                           100,366,796               1.0
Building Products                                  99,163,794               0.9
Energy Equipment & Services                        75,653,458               0.7
Sewer Utilities                                    71,218,500               0.7
Housing-Student                                    70,918,689               0.7
Manufacturing, Non-Durable Goods                   68,296,298               0.6
Casino                                             65,804,617               0.6
Sales Tax Revenue                                  64,562,842               0.6
Highways/Commuter Facilities                       62,666,483               0.6
Education                                          51,466,379               0.5
Water Utilities                                    42,255,162               0.4
Sports Facility Revenue                            28,327,452               0.3
Parking Fee Revenue                                18,934,560               0.2
Industrial Conglomerates                           15,648,074               0.1
Biotechnology                                      12,546,875               0.1
Specialty Retail                                   10,598,569               0.1
Not-for-Profit Organization                         8,386,947               0.1
Municipal Leases                                    3,059,824               0.0
Aerospace & Defense                                 1,907,137               0.0
Construction Materials                              1,380,862               0.0
Student Loans                                         556,816               0.0
Beverages                                             237,618               0.0
                                              ----------------------------------
Total                                         $10,529,262,506             100.0%
                                              ==================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2007, the Fund had purchased $53,685,459 of securities issued on a when-issued basis or forward.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 35% of its total assets in inverse floaters. Inverse floaters amount to $737,299,044 as of April 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2007 municipal bond holdings with a value of $3,103,889,044 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,366,590,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                                                                                                           VALUE AS OF
       AMOUNT   INVERSE FLOATERS 1                                                          COUPON 2     MATURITY    APRIL 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000   Atlanta, GA Airport Passenger Facility ROLs                                  5.810%        1/1/34   $     5,475,900
    2,750,000   Beacon, FL Tradeport Community Devel. District RITES                        10.010         5/1/32         3,647,545


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

 5,425,000   Braxton County, WV Solid Waste Disposal ROLs 3                                  8.987         5/1/25         5,615,526
 3,375,000   Brazos River Authority, TX ROLs 3                                               8.835         5/1/29         3,745,305
 2,500,000   Broward County, FL Educational Facilities Authority ROLs                        7.450         4/1/36         2,964,650
 2,250,000   CA GO ROLs 3                                                                    6.653        12/1/18         2,539,980
 5,250,000   CA GO ROLs 3                                                                    7.261        12/1/25         5,906,670
14,375,000   CA GO ROLs 3                                                                    7.870        12/1/36        16,193,725
 9,785,000   Central Plains, NE Gas Energy ROLs                                              4.644        12/1/26         9,863,280
 3,000,000   Chelan County, WA Public Utility District RITES                                 9.940         1/1/36         3,792,120
 2,000,000   Chicago, IL O'Hare International Airport ROLs                                   7.588         1/1/34         2,246,360
 8,050,000   Chicago, IL O'Hare International Airport RITES                                 11.540         1/1/29        11,945,395
 2,065,000   Clark County, NV Industrial Devel. RITES                                        9.730        12/1/38         2,640,268
 5,285,000   Clark County, NV Industrial Devel. ROLs                                         6.280         7/1/34         5,891,559
 6,000,000   Clark County, NV Industrial Devel. ROLs                                         6.280         3/1/38         6,764,880
 4,800,000   Clark County, NV Industrial Devel. ROLs                                         7.360        12/1/33         5,535,456
 7,500,000   Columbia, SC Parking Facility ROLs                                              5.810         2/1/37         8,200,200
 6,000,000   Dallas-Fort Worth, TX International Airport RITES                               7.620        11/1/27         6,343,440
 8,125,000   Dallas-Fort Worth, TX International Airport ROLs                                9.616        11/1/33        10,564,775
 2,000,000   Denver, CO City & County Airport DRIVERS                                        7.188        5/15/13         2,469,960
10,000,000   Denver, CO Convention Center Hotel Authority ROLs                               7.698        12/1/35        12,245,200
 5,250,000   Detroit Sewer Disposal System                                                   4.480         1/1/27         5,271,000
 3,600,000   Detroit, MI Sewer Disposal ROLs                                                 0.000         7/1/32         3,636,000
 2,595,000   District of Columbia HFA RITES                                                  6.797        12/1/21         2,698,022
11,700,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial) ROLs                6.310        7/15/28        13,232,934
 6,185,000   George L. Smith II, GA World Congress Center Authority ROLs                     9.360         7/1/20         7,477,294
 1,750,000   Halifax County, VA IDA RITES                                                   10.090         6/1/28         2,393,230
 2,125,000   HI Dept. of Budget & Finance RITES                                              7.910         9/1/32         2,431,298
 2,500,000   HI Dept. of Budget & Finance RITES                                              7.510        12/1/22         2,851,500
 4,200,000   Hutto, TX Independent School District ROLs                                      7.698         8/1/37         5,038,404
 2,125,000   IL Health Facilities Authority RITES                                            8.060        2/15/25         2,615,578
 2,500,000   IN Health Facility Financing Authority RITES                                    9.560        11/1/31         3,322,900
 1,690,000   IN Health Facility Financing Authority RITES                                    9.550        11/1/31         2,246,280
 4,500,000   Jacksonville, FL Health Facilities Authority ROLs                               8.692       11/15/32         5,366,340
 6,000,000   Johnson City, TN H&EFB RITES                                                    6.780         7/1/36         6,785,940
 2,500,000   Lancaster, TX Independent School District GO RITES                             10.570        2/15/34         3,691,950
 6,025,000   Lancaster, TX Independent School District GO ROLs                               5.810        2/15/34         6,667,928
 5,400,000   Lehigh County GPA ROLs 3                                                        7.370        8/15/42         5,391,900
   985,000   Lombard, IL Facilities Corp. ROLs                                               8.622         1/1/30         1,231,270
 1,250,000   Lombard, IL Facilities Corp. ROLs                                               8.622         1/1/36         1,547,725
 3,250,000   Long Beach, CA Harbor DRIVERS                                                   8.139        5/15/27         4,011,540
 1,875,000   LA Public Facilities Authority ROLs                                             7.678        5/15/22         2,093,288
 1,050,000   ME Hsg. Authority Mtg. ROLs                                                     8.139       11/15/22         1,145,697
 2,000,000   MA GO ROLs                                                                      7.708         8/1/27         2,474,280
 2,500,000   MA H&EFA RITES                                                                  7.740        8/15/35         2,831,700
 5,640,000   MA HFA ROLs                                                                     7.618         7/1/22         5,992,500
13,020,000   MA HFA RITES 3                                                                  8.750         7/1/25        14,633,699


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

 5,575,000   Metropolitan Washington D.C. Airport Authority ROLs                             8.602        10/1/32         6,709,624
 6,580,000   Metropolitan Washington D.C. Airport Authority ROLs, Series A                   7.250        10/1/20         7,667,148
 2,055,000   Metropolitan Washington D.C. Airport Authority DRIVERS                          7.601        10/1/11         2,445,245
 1,250,000   Metropolitan Washington D.C. Airport Authority ROLs                             7.608        10/1/34         1,473,375
 1,250,000   Metropolitan Washington D.C. Airport Authority ROLs                             7.588        10/1/35         1,498,475
 8,200,000   Metropolitan Washington D.C. Airport Authority ROLs                             5.780        10/1/35         9,093,882
17,535,000   Miami-Dade County, FL Aviation ROLs                                             7.608        10/1/37        20,768,454
 8,650,000   Miami-Dade County, FL Aviation ROLs                                             5.780        10/1/35         9,442,254
 8,895,000   Miami-Dade County, FL Aviation ROLs                                             7.360        10/1/38        10,484,181
 2,500,000   Miami-Dade County, FL Aviation ROLs                                             7.360        10/1/33         2,815,350
 2,475,000   MI Higher Education Student Loan Authority RITES                                9.360         9/1/26         2,944,805
 2,000,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) ROLs              9.616         6/1/30         2,616,520
 5,600,000   MS Devel. Bank Special Obligation                                               7.450         3/1/41         6,598,928
 4,375,000   MS Hospital Equipment & Facilities Authority RITES                              7.630         9/1/24         4,948,650
88,245,000   CA Golden State Tobacco Securitization Corp. RITES                              8.892         6/1/47       106,952,940
 9,440,000   Sayre, PA Health Care Facilities (Guthrie Health) RITES 3                       4.655       12/23/26         9,453,216
 2,110,000   North Little Rock, AR Residential Hsg. Facilities Board RITES                   9.960        2/20/17         2,579,475
 3,145,000   OH Higher Educational Facility ROLs                                             7.450        12/1/44         3,805,136
 7,105,000   Tacoma, WA Port Authority ROLs                                                  7.360        12/1/30         8,291,677
14,185,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               5.590       12/15/26        14,216,916
11,840,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               5.590       12/15/26        11,866,640
 3,330,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               5.590       12/15/26         3,337,493
 8,220,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               6.440         6/1/32         8,293,980
39,000,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               4.230       12/15/17        39,087,750
 1,110,000   MA H&E RITES                                                                    6.420       11/15/32         1,113,497
 4,390,000   Fulton County, GA RITES                                                         6.090       11/15/28         4,403,829
 3,400,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               5.590       12/15/26         3,407,650
 3,860,000   NJ Health Care RITES                                                            6.240       11/15/33         3,872,159
 5,110,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               5.590       12/15/26         5,121,498
 2,550,000   AZ Reset Optional Certificates Trust II ROLs 3                                  6.898         3/1/28         2,764,506
 2,440,000   HI Reset Optional Certificates Trust II ROLs                                   10.238        10/1/27         3,251,398
 1,770,000   RI Hsg. & Mtg. Finance Corp. RITES                                              8.180        10/1/22         1,902,502
 7,315,000   SC GO ROLs                                                                      5.143         8/1/19         8,414,445
 1,665,000   SC Hsg. Finance & Devel. Authority RITES                                        6.910         1/1/23         1,743,621
 2,765,000   SC Hsg. Finance & Devel. Authority ROLs                                         8.397         7/1/34         3,128,155
 5,000,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               6.590       12/15/26         5,003,750
67,250,000   TX Municipal Gas Acquisition & Supply Corp.                                     4.840       12/15/26        67,317,250
11,440,000   TX Municipal Gas Acquisition & Supply Corp. RITES                               5.590       12/15/26        11,465,740
 3,000,000   TX Veterans Hsg. Assistance RITES                                              10.540         6/1/29         3,274,020
 2,500,000   TX GO RITES                                                                    12.160        12/1/28         2,863,050
10,000,000   TX Dept. of Hsg. & Community Affairs RITES                                      7.620         7/1/34        10,558,800
 4,000,000   TX Turnpike Authority ROLs                                                      7.678        8/15/42         4,611,520
20,000,000   IA Tobacco Settlement Authority ROLs 3                                          8.495         6/1/46        22,836,200
 7,795,000   Wayne County, MI Airport Authority ROLs                                         7.608        12/1/29         9,233,022


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

3,565,000   WV Hsg. Devel. Fund RITES         9.060        11/1/32         3,773,838
2,370,000   WI Hsg. & EDA ROLs                7.397         3/1/24         2,470,725
2,960,000   WI Hsg. & EDA RITES               9.890         9/1/24         3,290,691
2,000,000   WI H&EFA RITES                    8.550        2/15/32         2,412,680
                                                                     ----------------
                                                                     $   737,299,051
                                                                     ================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 46-47 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $272,380,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2007, securities with an aggregate market value of $157,706,288, representing 1.925% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2800% as of April 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No.


                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  7,827,757,856
                                              =================

Gross unrealized appreciation                 $    399,413,750
Gross unrealized depreciation                      (64,499,100)
                                              -----------------
Net unrealized appreciation                   $    334,914,650
                                              =================


                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS



OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--118.7%
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--87.2%
$   1,000,000   Bayonne Redevel. Agency                                                      5.000%    04/11/2009   $    1,010,140
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Bergen County HDC                                                            6.750     10/01/2018           10,114
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Bergen County HDC (Park Ridge)                                               5.950     07/01/2025           20,941
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Bergen County Utilities Authority                                            5.500     12/15/2016           75,106
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Berkeley HFC (Bayville Hsg.)                                                 5.750     08/01/2014           25,567
-----------------------------------------------------------------------------------------------------------------------------------
       95,000   Camden County PCFA (Camden County Energy
                Recovery Associates)                                                         7.500     12/01/2009           96,307
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Camden County PCFA (Camden County Energy
                Recovery Associates)                                                         7.500     12/01/2010          101,376
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Delaware River Port Authority PA/NJ                                          5.400     01/01/2011          101,108
-----------------------------------------------------------------------------------------------------------------------------------
    1,565,000   Delaware River Port Authority PA/NJ                                          5.400     01/01/2016        1,582,184
-----------------------------------------------------------------------------------------------------------------------------------
    9,240,000   Delaware River Port Authority PA/NJ                                          5.500     01/01/2026        9,346,075
-----------------------------------------------------------------------------------------------------------------------------------
    2,510,000   Essex County Improvement Authority (Airport)                                 5.125     10/01/2021        2,640,269
-----------------------------------------------------------------------------------------------------------------------------------
      300,000   Essex County Improvement Authority
                (Consolidation)                                                              5.125     10/01/2022          323,070
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Essex County Improvement Authority (Sportsplex)                              5.625     10/01/2023           20,317
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   Essex County Improvement Authority (Sportsplex)                              5.625     10/01/2027          106,675
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Garden State Preservation Trust (Open Space &
                Farmland Preservation)                                                       5.800     11/01/2023        2,282,080
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Gloucester County HDC (Colonial Park)                                        6.200     09/15/2011        1,263,438
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   Gloucester County Utilities Authority                                        5.125     01/01/2013            5,005
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Haledon School District                                                      5.625     02/01/2009           25,037
-----------------------------------------------------------------------------------------------------------------------------------
      495,000   Higher Education Student Assistance Authority
                (Student Loan)                                                               6.000     06/01/2015          509,310
-----------------------------------------------------------------------------------------------------------------------------------
    3,755,000   Hudson County Solid Waste Improvement
                Authority (Koppers Site)                                                     6.125     01/01/2029        3,833,442
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Hudson County Solid Waste Improvement
                Authority, Series 1 1                                                        6.000     01/01/2029        1,018,770
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Jackson Township Municipal Utilities Authority                               5.500     12/01/2015           10,297
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Jersey City GO                                                               5.250     10/01/2016           25,530
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   Mercer County Improvement Authority (Ewing
                Board of Education)                                                          5.000     11/15/2016           76,447
-----------------------------------------------------------------------------------------------------------------------------------
    3,290,000   Mercer County Improvement Authority (Open
                Space)                                                                       5.000     08/01/2040        3,456,046
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Mercer County Improvement Authority (Solid
                Waste)                                                                       5.750     09/15/2016           46,221
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Middlesex County Improvement Authority (Edison
                Township)                                                                    5.650     09/15/2011           45,319
-----------------------------------------------------------------------------------------------------------------------------------
      875,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel)                                                      5.000     01/01/2015          890,838
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel)                                                      5.000     01/01/2020          511,635
-----------------------------------------------------------------------------------------------------------------------------------
    1,535,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel)                                                      5.000     01/01/2032        1,547,050
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel) 1                                                    5.125     01/01/2037        1,115,235
-----------------------------------------------------------------------------------------------------------------------------------
      975,000   Middlesex County Improvement Authority (Skyline
                Tower Urban Renewal Associates)                                              5.350     07/01/2034        1,018,895
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Middlesex County Pollution Control Authority
                (Amerada Hess Corp.)                                                         6.050     09/15/2034        2,713,000
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   Monmouth County Improvement Authority                                        5.000     02/01/2013           45,045
-----------------------------------------------------------------------------------------------------------------------------------


                    1 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      15,000   Monmouth County Improvement Authority                                        5.450%    07/15/2013   $       15,305
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   Morristown GO                                                                5.300     03/01/2021           10,013
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   New Brunswick Hsg. & Urban Devel. Authority                                  5.500     08/01/2011           35,050
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   New Brunswick Hsg. & Urban Devel. Authority                                  5.750     07/01/2024           65,101
-----------------------------------------------------------------------------------------------------------------------------------
    1,680,000   NJ EDA (American Airlines)                                                   7.100     11/01/2031        1,682,755
-----------------------------------------------------------------------------------------------------------------------------------
    2,765,000   NJ EDA (Anheuser-Busch Companies)                                            5.850     12/01/2030        2,793,673
-----------------------------------------------------------------------------------------------------------------------------------
    2,065,000   NJ EDA (Applewood Estates) 1                                                 5.000     10/01/2025        2,162,427
-----------------------------------------------------------------------------------------------------------------------------------
    8,060,000   NJ EDA (Applewood Estates)                                                   5.000     10/01/2035        8,411,335
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ EDA (Bristol Glen)                                                        5.750     07/01/2029           51,208
-----------------------------------------------------------------------------------------------------------------------------------
    1,690,000   NJ EDA (Cadbury at Cherry Hill)                                              4.600     07/01/2027        1,695,966
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   NJ EDA (Cadbury at Cherry Hill)                                              5.500     07/01/2018          134,286
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Cadbury at Cherry Hill)                                              5.500     07/01/2028           25,759
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Cascade Corp.)                                                       8.250     02/01/2026           25,023
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ EDA (Cigarette Tax) 1                                                     5.500     06/15/2031        3,186,240
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   NJ EDA (Cigarette Tax)                                                       5.625     06/15/2017          200,394
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NJ EDA (Cigarette Tax)                                                       5.750     06/15/2029        1,624,335
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ EDA (Cigarette Tax)                                                       5.750     06/15/2034       10,771,900
-----------------------------------------------------------------------------------------------------------------------------------
      530,000   NJ EDA (Continental Airlines)                                                5.500     04/01/2028          530,329
-----------------------------------------------------------------------------------------------------------------------------------
   15,715,000   NJ EDA (Continental Airlines)                                                6.250     09/15/2019       16,219,609
-----------------------------------------------------------------------------------------------------------------------------------
    4,145,000   NJ EDA (Continental Airlines)                                                6.250     09/15/2029        4,286,386
-----------------------------------------------------------------------------------------------------------------------------------
    5,840,000   NJ EDA (Continental Airlines) 1                                              6.400     09/15/2023        6,039,086
-----------------------------------------------------------------------------------------------------------------------------------
    3,590,000   NJ EDA (Continental Airlines)                                                6.625     09/15/2012        3,826,078
-----------------------------------------------------------------------------------------------------------------------------------
    5,710,000   NJ EDA (Continental Airlines)                                                7.000     11/15/2030        6,093,998
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA (Continental Airlines)                                                9.000     06/01/2033        4,275,215
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   NJ EDA (Converted Organics of Woodbridge)                                    8.000     08/01/2027        5,018,750
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NJ EDA (Courthouse Convalescent Center)                                      8.700     02/01/2014          100,140
-----------------------------------------------------------------------------------------------------------------------------------
    3,100,000   NJ EDA (Cranes Mill)                                                         5.100     06/01/2027        3,153,754
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NJ EDA (Dept. of Human Services)                                             5.000     07/01/2022           72,525
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   NJ EDA (Dept. of Human Services)                                             6.250     07/01/2024          150,900
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NJ EDA (Devereux Foundation)                                                 5.450     05/01/2027          101,119
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ EDA (Eastern Shore)                                                       8.000     02/01/2011           50,044
-----------------------------------------------------------------------------------------------------------------------------------
      690,000   NJ EDA (Elizabethtown Water Company)                                         5.600     12/01/2025          696,224
-----------------------------------------------------------------------------------------------------------------------------------
    3,800,000   NJ EDA (Empowerment Zone-Cumberland)                                         7.750     08/01/2021        3,734,716
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NJ EDA (Fellowship Village)                                                  5.500     01/01/2018           20,468
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   NJ EDA (General Motors Corp.)                                                5.350     04/01/2009          244,829
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   NJ EDA (GMT Realty)                                                          6.875     01/01/2037        6,446,640
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Greater New York Councils Boy Scouts of America)                     5.450     09/01/2023           25,114
-----------------------------------------------------------------------------------------------------------------------------------
      320,000   NJ EDA (Hackensack Water Company)                                            5.800     03/01/2024          322,598
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   NJ EDA (Hackensack Water Company)                                            5.900     03/01/2024          151,020
-----------------------------------------------------------------------------------------------------------------------------------
    2,010,000   NJ EDA (Jersey Central Power & Light Company)                                7.100     07/01/2015        2,019,789
-----------------------------------------------------------------------------------------------------------------------------------
    4,300,000   NJ EDA (JVG Properties)                                                      5.375     03/01/2019        4,446,157
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ EDA (Kapkowski Road Landfill) 1                                           6.500     04/01/2031        3,005,850
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NJ EDA (Kullman Associates)                                                  6.125     06/01/2018           42,571
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   NJ EDA (Kullman Associates)                                                  6.750     07/01/2019          122,951
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   NJ EDA (Leisure Park)                                                        5.875     12/01/2027          163,379
-----------------------------------------------------------------------------------------------------------------------------------
    8,690,000   NJ EDA (Liberty Street Park) 2                                               5.000     03/01/2027        9,175,820
-----------------------------------------------------------------------------------------------------------------------------------
      710,000   NJ EDA (Lions Gate)                                                          5.750     01/01/2025          739,394
-----------------------------------------------------------------------------------------------------------------------------------
    1,345,000   NJ EDA (Lions Gate)                                                          5.875     01/01/2037        1,410,636
-----------------------------------------------------------------------------------------------------------------------------------
    2,045,000   NJ EDA (Lutheran Social Ministries at Crane's Mill)                          5.000     06/01/2015        2,092,015
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NJ EDA (Manchester Manor)                                                    6.700     08/01/2022           30,059
-----------------------------------------------------------------------------------------------------------------------------------


                    2 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   NJ EDA (Marcus L. Ward Home)                                                 5.750%    11/01/2024   $    1,077,200
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000   NJ EDA (Marcus L. Ward Home)                                                 5.800     11/01/2031        1,302,612
-----------------------------------------------------------------------------------------------------------------------------------
    2,380,000   NJ EDA (Masonic Charity Foundation of New Jersey)                            5.500     06/01/2031        2,530,963
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   NJ EDA (Masonic Charity Foundation of New Jersey)                            5.875     06/01/2018        1,353,875
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   NJ EDA (Masonic Charity Foundation of New Jersey)                            6.000     06/01/2025        1,911,473
-----------------------------------------------------------------------------------------------------------------------------------
      245,000   NJ EDA (Middlesex Water Company)                                             5.200     10/01/2022          245,434
-----------------------------------------------------------------------------------------------------------------------------------
      225,000   NJ EDA (Middlesex Water Company)                                             5.250     10/01/2023          225,178
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NJ EDA (Middlesex Water Company)                                             5.250     02/01/2029           70,055
-----------------------------------------------------------------------------------------------------------------------------------
      445,000   NJ EDA (Middlesex Water Company)                                             5.350     02/01/2038          457,171
-----------------------------------------------------------------------------------------------------------------------------------
    1,115,000   NJ EDA (New Jersey American Water Company)                                   5.250     07/01/2038        1,150,502
-----------------------------------------------------------------------------------------------------------------------------------
      110,000   NJ EDA (New Jersey American Water Company)                                   5.350     06/01/2023          110,128
-----------------------------------------------------------------------------------------------------------------------------------
      255,000   NJ EDA (New Jersey American Water Company)                                   5.350     06/01/2023          255,296
-----------------------------------------------------------------------------------------------------------------------------------
      850,000   NJ EDA (New Jersey American Water Company)                                   5.375     05/01/2032          876,563
-----------------------------------------------------------------------------------------------------------------------------------
      430,000   NJ EDA (New Jersey American Water Company)                                   5.500     06/01/2023          430,460
-----------------------------------------------------------------------------------------------------------------------------------
    1,270,000   NJ EDA (New Jersey American Water Company)                                   5.950     11/01/2029        1,282,548
-----------------------------------------------------------------------------------------------------------------------------------
      635,000   NJ EDA (New Jersey American Water Company)                                   6.000     05/01/2036          641,845
-----------------------------------------------------------------------------------------------------------------------------------
    6,600,000   NJ EDA (New Jersey American Water Company)                                   6.875     11/01/2034        6,680,784
-----------------------------------------------------------------------------------------------------------------------------------
      120,000   NJ EDA (New Jersey Natural Gas Company)                                      5.000     12/01/2038          124,212
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (New Jersey Transit Corp.)                                            5.700     12/15/2013           25,039
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NJ EDA (New Jersey Transit Corp.)                                            5.750     12/15/2017           30,048
-----------------------------------------------------------------------------------------------------------------------------------
    2,410,000   NJ EDA (Nui Corp.)                                                           5.250     11/01/2033        2,462,490
-----------------------------------------------------------------------------------------------------------------------------------
    1,915,000   NJ EDA (Nui Corp.)                                                           5.250     11/01/2033        1,952,668
-----------------------------------------------------------------------------------------------------------------------------------
    1,425,000   NJ EDA (Nui Corp.)                                                           5.700     06/01/2032        1,455,310
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ EDA (Pingry School)                                                       5.000     11/01/2038        8,004,000
-----------------------------------------------------------------------------------------------------------------------------------
    5,615,000   NJ EDA (Public Service Electric & Gas) 1                                     6.400     05/01/2032        5,663,289
-----------------------------------------------------------------------------------------------------------------------------------
      240,000   NJ EDA (Reformed Church Ministries to the Aging
                The Particulare Synod Mid-Atlantics)                                         5.375     12/01/2018          247,634
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ EDA (School Facilities Construction) 2                                    5.000     09/01/2024        8,583,160
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ EDA (School Facilities Construction) 2                                    5.000     09/01/2036       10,584,350
-----------------------------------------------------------------------------------------------------------------------------------
   18,080,000   NJ EDA (School Facilities Construction) 2                                    5.125     03/01/2028       19,254,206
-----------------------------------------------------------------------------------------------------------------------------------
   36,180,000   NJ EDA (School Facilities Construction) 2                                    5.125     03/01/2030       38,479,963
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000   NJ EDA (School Facilities Construction) 1                                    5.000     09/01/2030        6,314,940
-----------------------------------------------------------------------------------------------------------------------------------
    7,500,000   NJ EDA (School Facilities Construction)                                      5.000     09/01/2036        7,938,228
-----------------------------------------------------------------------------------------------------------------------------------
    7,455,000   NJ EDA (School Facilities Construction)                                      5.125     03/01/2028        7,939,128
-----------------------------------------------------------------------------------------------------------------------------------
    6,345,000   NJ EDA (School Facilities Construction)                                      5.125     09/01/2028        6,760,724
-----------------------------------------------------------------------------------------------------------------------------------
    4,430,000   NJ EDA (School Facilities Construction)                                      5.125     03/01/2030        4,711,615
-----------------------------------------------------------------------------------------------------------------------------------
      635,000   NJ EDA (St. Barnabas Medical Center)                                         5.375     07/01/2027          649,154
-----------------------------------------------------------------------------------------------------------------------------------
    1,215,000   NJ EDA (St. Francis Life Care Corp.)                                         5.700     10/01/2017        1,239,093
-----------------------------------------------------------------------------------------------------------------------------------
    2,130,000   NJ EDA (St. Francis Life Care Corp.)                                         5.750     10/01/2023        2,171,940
-----------------------------------------------------------------------------------------------------------------------------------
      480,000   NJ EDA (The Gill/St. Bernards School)                                        6.000     02/01/2019          488,674
-----------------------------------------------------------------------------------------------------------------------------------
      510,000   NJ EDA (The Gill/St. Bernards School)                                        6.000     02/01/2020          519,063
-----------------------------------------------------------------------------------------------------------------------------------
      545,000   NJ EDA (The Gill/St. Bernards School)                                        6.000     02/01/2021          554,521
-----------------------------------------------------------------------------------------------------------------------------------
      575,000   NJ EDA (The Gill/St. Bernards School)                                        6.000     02/01/2022          584,959
-----------------------------------------------------------------------------------------------------------------------------------
      610,000   NJ EDA (The Gill/St. Bernards School)                                        6.000     02/01/2023          620,431
-----------------------------------------------------------------------------------------------------------------------------------
      650,000   NJ EDA (The Gill/St. Bernards School)                                        6.000     02/01/2024          661,024
-----------------------------------------------------------------------------------------------------------------------------------
      690,000   NJ EDA (The Gill/St. Bernards School)                                        6.000     02/01/2025          701,544
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   NJ EDA (The Presbyterian Home at Montgomery)                                 6.375     11/01/2031          122,185
-----------------------------------------------------------------------------------------------------------------------------------
    3,770,000   NJ EDA (Trigen-Trenton District Energy Company)                              6.200     12/01/2010        3,806,569
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NJ EDA (United Methodist Homes of New Jersey)                                5.125     07/01/2018           19,915
-----------------------------------------------------------------------------------------------------------------------------------
    2,370,000   NJ EDA (United Methodist Homes of New Jersey)                                5.125     07/01/2025        2,351,846
-----------------------------------------------------------------------------------------------------------------------------------


                    3 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      25,000   NJ EDA (United Methodist Homes of New Jersey)                                7.200%    07/01/2010   $       25,095
-----------------------------------------------------------------------------------------------------------------------------------
      495,000   NJ EDA (United Water New Jersey)                                             5.000     11/01/2028          506,722
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ EDA Retirement Community (Seabrook Village)                               5.250     11/15/2026        2,534,600
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA Retirement Community (Seabrook Village)                               5.250     11/15/2036        3,527,335
-----------------------------------------------------------------------------------------------------------------------------------
       90,000   NJ Educational Facilities Authority (Beth Medrash
                Govoha America)                                                              6.375     07/01/2030           95,488
-----------------------------------------------------------------------------------------------------------------------------------
      625,000   NJ Educational Facilities Authority (Fairleigh
                Dickinson University), Series D                                              5.250     07/01/2032          650,994
-----------------------------------------------------------------------------------------------------------------------------------
   15,000,000   NJ Educational Facilities Authority (Fairleigh
                Dickinson University), Series D                                              6.000     07/01/2025       16,355,250
-----------------------------------------------------------------------------------------------------------------------------------
    3,540,000   NJ Educational Facilities Authority (Georgian Court
                College)                                                                     6.500     07/01/2033        3,965,968
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   NJ Educational Facilities Authority (Monmouth
                University)                                                                  5.625     07/01/2013          185,194
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NJ Educational Facilities Authority (Monmouth
                University)                                                                  5.800     07/01/2022        2,044,340
-----------------------------------------------------------------------------------------------------------------------------------
      810,000   NJ Educational Facilities Authority (Montclaire State
                University)                                                                  5.000     07/01/2024          867,445
-----------------------------------------------------------------------------------------------------------------------------------
    1,590,000   NJ Educational Facilities Authority (Montclaire State
                University)                                                                  5.000     07/01/2031        1,693,986
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ Educational Facilities Authority (Rowan College)                          5.400     07/01/2016           50,632
-----------------------------------------------------------------------------------------------------------------------------------
      280,000   NJ Educational Facilities Authority (St. Peter's
                College)                                                                     5.500     07/01/2027          284,855
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NJ Educational Facilities Authority (Stevens Institute
                of Technology)                                                               5.000     07/01/2018            5,091
-----------------------------------------------------------------------------------------------------------------------------------
    1,345,000   NJ Educational Facilities Authority (Stevens Institute
                of Technology)                                                               5.250     07/01/2032        1,411,282
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.125     12/01/2011           25,153
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.125     12/01/2012           50,304
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.250     12/01/2013          176,082
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.250     12/01/2014          100,618
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.250     12/01/2015           20,124
-----------------------------------------------------------------------------------------------------------------------------------
      355,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.250     12/01/2021          357,197
-----------------------------------------------------------------------------------------------------------------------------------
      705,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.250     12/01/2021          709,357
-----------------------------------------------------------------------------------------------------------------------------------
      115,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.250     12/01/2025          115,693
-----------------------------------------------------------------------------------------------------------------------------------
      190,000   NJ Educational Facilities Authority (University of
                Medicine & Dentistry)                                                        5.250     12/01/2025          191,146
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   NJ Environmental Infrastructure                                              5.000     09/01/2020           83,274
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (Allegany Health System Obligated Group)                                     5.200     07/01/2018           10,464
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NJ Health Care Facilities Financing Authority
                (Atlantic Health Systems Hospital Corp.)                                     5.375     07/01/2019           66,451
-----------------------------------------------------------------------------------------------------------------------------------
       80,000   NJ Health Care Facilities Financing Authority
                (Atlantic Health Systems)                                                    5.000     07/01/2027           81,722
-----------------------------------------------------------------------------------------------------------------------------------


                    4 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      30,000   NJ Health Care Facilities Financing Authority
                (Atlantic Health Systems)                                                    5.375%    07/01/2019   $       30,670
-----------------------------------------------------------------------------------------------------------------------------------
      475,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                                     6.150     07/01/2020          484,410
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                                     6.375     07/01/2025          764,168
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                                     6.625     07/01/2035          509,850
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (Burdette Tomlin Memorial Hospital)                                          6.500     07/01/2012           10,112
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                                      5.250     07/01/2017          153,069
-----------------------------------------------------------------------------------------------------------------------------------
      160,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                                      5.250     07/01/2027          162,195
-----------------------------------------------------------------------------------------------------------------------------------
    4,145,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                                      5.750     07/01/2023        4,446,507
-----------------------------------------------------------------------------------------------------------------------------------
   39,600,000   NJ Health Care Facilities Financing Authority
                (Catholic Health East) 2                                                     4.391     11/15/2033       39,613,860
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Catholic Health East)                                                       5.375     11/15/2033           75,734
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Children's Specialized Hospital)                                            5.500     07/01/2036        1,059,600
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Chilton Memorial Hospital)                                                  5.000     07/01/2013           70,426
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority
                (CMC/KMCC Obligated Group)                                                   5.500     07/01/2027           25,563
-----------------------------------------------------------------------------------------------------------------------------------
      140,000   NJ Health Care Facilities Financing Authority
                (CMMC/CMHS Obligated Group)                                                  5.000     07/01/2025          141,688
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Columbus Hospital)                                                          7.500     07/01/2021        1,015,540
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (CoMC/KMCC Obligated Group)                                                  5.500     07/01/2017           51,123
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (Community Hospital Group/Hartwyck at Oak Tree
                Obligated Group)                                                             5.000     07/01/2025           10,216
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NJ Health Care Facilities Financing Authority
                (Hackensack University Medical Center)                                       5.000     01/01/2028           40,660
-----------------------------------------------------------------------------------------------------------------------------------
      750,000   NJ Health Care Facilities Financing Authority
                (Hebrew Old Age Center of Atlantic City)                                     5.300     11/01/2026          762,428
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Hebrew Old Age Center of Atlantic City)                                     5.375     11/01/2036        1,022,470
-----------------------------------------------------------------------------------------------------------------------------------
    1,260,000   NJ Health Care Facilities Financing Authority (Holy
                Name Hospital)                                                               5.000     07/01/2036        1,282,642
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   NJ Health Care Facilities Financing Authority (Holy
                Name Hospital)                                                               6.000     07/01/2025          148,249
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ Health Care Facilities Financing Authority
                (Hunterdon Medical Center)                                                   5.125     07/01/2035        2,593,350
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NJ Health Care Facilities Financing Authority
                (KMH/UMC/KSC Obligated Group)                                                5.125     07/01/2027          101,185
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority
                (ONP/MHC Obligated Group)                                                    5.375     07/01/2024           25,962
-----------------------------------------------------------------------------------------------------------------------------------


                    5 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      50,000   NJ Health Care Facilities Financing Authority
                (Palisades Medical Center of NY Presbyterian
                Healthcare System)                                                           5.200%    07/01/2019   $       51,302
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   NJ Health Care Facilities Financing Authority
                (Palisades Medical Center)                                                   5.250     07/01/2028          168,754
-----------------------------------------------------------------------------------------------------------------------------------
    1,430,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                                             5.125     07/01/2018        1,363,762
-----------------------------------------------------------------------------------------------------------------------------------
    5,755,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                                             5.125     07/01/2028        5,290,974
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                                             6.625     07/01/2036          140,057
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                                 7.250     07/01/2014        1,547,040
-----------------------------------------------------------------------------------------------------------------------------------
    9,830,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                                 7.250     07/01/2027       10,138,269
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority (Robert
                Wood Johnson University Hospital)                                            5.600     07/01/2015           52,638
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority (RWJ
                Health Care Corp/RWJ Hospital at Hamilton
                Obligated Group)                                                             5.000     07/01/2025        1,048,090
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ Health Care Facilities Financing Authority (RWJ
                University Hospital)                                                         5.000     07/01/2035        8,362,240
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   NJ Health Care Facilities Financing Authority (RWJ
                University Hospital)                                                         5.750     07/01/2025        1,164,603
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority
                (Society of the Valley Hospital)                                             5.375     07/01/2025           26,111
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NJ Health Care Facilities Financing Authority
                (Society of the Valley Hospital)                                             5.500     07/01/2020           20,990
-----------------------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Somerset Medical Center)                                                    5.500     07/01/2033           72,793
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NJ Health Care Facilities Financing Authority (South
                Jersey Hospital System)                                                      6.000     07/01/2032           22,031
-----------------------------------------------------------------------------------------------------------------------------------
      250,000   NJ Health Care Facilities Financing Authority (South
                Jersey Hospital)                                                             5.000     07/01/2036          255,800
-----------------------------------------------------------------------------------------------------------------------------------
    2,505,000   NJ Health Care Facilities Financing Authority (South
                Jersey Hospital)                                                             5.000     07/01/2046        2,553,372
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NJ Health Care Facilities Financing Authority (St.
                Barnabas)                                                                    5.000     07/01/2024            5,155
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NJ Health Care Facilities Financing Authority (St.
                Barnabas)                                                                    5.000     07/01/2024           46,175
-----------------------------------------------------------------------------------------------------------------------------------
    4,845,000   NJ Health Care Facilities Financing Authority (St.
                Clare's Hospital) 1                                                          5.250     07/01/2021        5,152,221
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NJ Health Care Facilities Financing Authority (St.
                Elizabeth Hospital Obligated Group)                                          6.000     07/01/2014           20,460
-----------------------------------------------------------------------------------------------------------------------------------
      465,000   NJ Health Care Facilities Financing Authority (St.
                Elizabeth Hospital Obligated Group)                                          6.000     07/01/2020          475,518
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NJ Health Care Facilities Financing Authority (St.
                Elizabeth Hospital Obligated Group)                                          6.000     07/01/2027          102,265
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority (St.
                Joseph's Hospital & Medical Center)                                          5.700     07/01/2011           10,199
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   NJ Health Care Facilities Financing Authority (St.
                Joseph's Hospital & Medical Center)                                          5.750     07/01/2016          270,305
-----------------------------------------------------------------------------------------------------------------------------------


                    6 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$     800,000   NJ Health Care Facilities Financing Authority (St.
                Joseph's Hospital & Medical Center)                                          6.000%    07/01/2026   $      817,336
-----------------------------------------------------------------------------------------------------------------------------------
       75,000   NJ Health Care Facilities Financing Authority (St.
                Peter's Hospital)                                                            5.000     07/01/2010           75,064
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NJ Health Care Facilities Financing Authority (St.
                Peter's Hospital)                                                            5.000     07/01/2012            5,004
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NJ Health Care Facilities Financing Authority (St.
                Peter's Hospital)                                                            5.000     07/01/2013           30,026
-----------------------------------------------------------------------------------------------------------------------------------
      305,000   NJ Health Care Facilities Financing Authority (St.
                Peter's Hospital)                                                            5.000     07/01/2021          307,477
-----------------------------------------------------------------------------------------------------------------------------------
    1,025,000   NJ Health Care Facilities Financing Authority (St.
                Peter's University Hospital/Margaret McLaughlin
                McCarrick Care Center Obligated Group)                                       6.875     07/01/2030        1,111,674
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority (The
                Medical Center at Princeton)                                                 5.000     07/01/2028           51,058
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (THGS/THGSF Obligated Group)                                                 5.200     07/01/2031           51,750
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital/Marillac Corp. Obligated Group)                           7.400     07/01/2020           55,066
-----------------------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ Health Care Facilties Financing Authority
                (Englewood Hospital) 2                                                       5.250     08/01/2025        8,472,920
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   NJ Health Care Facilties Financing Authority
                (Englewood Hospital)                                                         5.250     08/01/2025          158,868
-----------------------------------------------------------------------------------------------------------------------------------
    7,480,000   NJ Health Care Facilties Financing Authority
                (Greystone Park Psychiatric Hospital) 2                                      5.000     09/15/2026        7,921,526
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NJ Health Care Facilties Financing Authority
                (Greystone Park Psychiatric Hospital) 2                                      5.000     09/15/2027        4,236,110
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   NJ Health Care Facilties Financing Authority
                (Greystone Park Psychiatric Hospital) 2                                      5.000     09/15/2028        4,236,110
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NJ Health Care Facilties Financing Authority
                (Greystone Park Psychiatric Hospital)                                        5.000     09/15/2026           15,899
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NJ HFA                                                                       5.250     11/01/2015           15,013
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NJ HFA                                                                       5.375     11/01/2008           45,036
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Higher Education Assistance Authority
                (Student Loans)                                                              5.250     06/01/2018           10,074
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   NJ Higher Education Assistance Authority
                (Student Loans)                                                              5.300     06/01/2017           30,297
-----------------------------------------------------------------------------------------------------------------------------------
       45,000   NJ Higher Education Assistance Authority
                (Student Loans)                                                              5.800     06/01/2016           45,377
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ Higher Education Assistance Authority
                (Student Loans)                                                              5.900     07/01/2009           25,213
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ Higher Education Assistance Authority
                (Student Loans)                                                              6.000     07/01/2012           25,039
-----------------------------------------------------------------------------------------------------------------------------------
        5,000   NJ Higher Education Assistance Authority
                (Student Loans)                                                              6.125     07/01/2009            5,008
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Higher Education Assistance Authority
                (Student Loans)                                                              6.125     07/01/2015           10,016
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                                5.250     10/01/2018           10,251
-----------------------------------------------------------------------------------------------------------------------------------
      515,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                                5.400     10/01/2020          524,486
-----------------------------------------------------------------------------------------------------------------------------------
    1,460,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                              4.650     11/01/2026        1,489,609
-----------------------------------------------------------------------------------------------------------------------------------
    1,600,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                              4.800     11/01/2036        1,635,808
-----------------------------------------------------------------------------------------------------------------------------------
    2,285,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                              4.900     11/01/2026        2,332,185
-----------------------------------------------------------------------------------------------------------------------------------


                    7 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,000,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                              5.000%    11/01/2036   $    1,022,920
-----------------------------------------------------------------------------------------------------------------------------------
      215,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                              5.150     11/01/2030          219,263
-----------------------------------------------------------------------------------------------------------------------------------
       35,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                              5.400     11/01/2017           35,762
-----------------------------------------------------------------------------------------------------------------------------------
      105,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                              5.400     11/01/2028          106,878
-----------------------------------------------------------------------------------------------------------------------------------
    3,150,000   NJ Hsg. & Mortgage Finance Agency
                (Single Family Hsg.)                                                         4.700     10/01/2037        3,142,283
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   NJ Hsg. & Mortgage Finance Agency
                (Single Family Hsg.)                                                         4.800     10/01/2047        1,245,963
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ Hsg. & Mortgage Finance Agency, Series A                                  4.850     11/01/2039        2,517,975
-----------------------------------------------------------------------------------------------------------------------------------
    2,150,000   NJ Hsg. & Mortgage Finance Agency, Series A                                  4.950     11/01/2048        2,168,662
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   NJ Hsg. & Mortgage Finance Agency, Series A                                  5.050     11/01/2018           40,891
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   NJ Hsg. & Mortgage Finance Agency, Series A                                  5.050     05/01/2034           25,366
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   NJ Hsg. & Mortgage Finance Agency, Series A                                  5.550     05/01/2027          214,759
-----------------------------------------------------------------------------------------------------------------------------------
    2,335,000   NJ Hsg. & Mortgage Finance Agency, Series A                                  5.650     05/01/2040        2,388,845
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NJ Hsg. & Mortgage Finance Agency, Series B                                  5.850     11/01/2012           15,677
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   NJ Hsg. & Mortgage Finance Agency, Series B                                  6.150     11/01/2020           52,400
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   NJ Hsg. & Mortgage Finance Agency, Series BB                                 5.300     04/01/2017           20,211
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   NJ Hsg. & Mortgage Finance Agency, Series E1                                 5.750     05/01/2025          103,904
-----------------------------------------------------------------------------------------------------------------------------------
    2,165,000   NJ Hsg. & Mortgage Finance Agency, Series M                                  5.000     10/01/2036        2,209,599
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   NJ Hsg. & Mortgage Finance Agency, Series T                                  5.600     04/01/2017           56,172
-----------------------------------------------------------------------------------------------------------------------------------
    1,330,000   NJ Hsg. & Mortgage Finance Agency, Series U                                  5.750     04/01/2018        1,356,573
-----------------------------------------------------------------------------------------------------------------------------------
      380,000   NJ Hsg. & Mortgage Finance Agency, Series U                                  5.850     04/01/2029          387,269
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   NJ Hsg. & Mortgage Finance Agency, Series V                                  5.250     04/01/2026           66,662
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Sports & Exposition Authority, Series A                                   5.000     01/01/2010           10,010
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   NJ Sports & Exposition Authority, Series A                                   5.125     01/01/2016           15,016
-----------------------------------------------------------------------------------------------------------------------------------
      205,000   NJ Sports & Exposition Authority, Series A                                   5.200     01/01/2020          205,240
-----------------------------------------------------------------------------------------------------------------------------------
      565,000   NJ Sports & Exposition Authority, Series A                                   5.200     01/01/2024          565,582
-----------------------------------------------------------------------------------------------------------------------------------
   12,500,000   NJ Tobacco Settlement Financing Corp.                                        4.750     06/01/2034       11,896,125
-----------------------------------------------------------------------------------------------------------------------------------
  259,050,000   NJ Tobacco Settlement Financing Corp.                                        5.650 3   06/01/2041       39,670,917
-----------------------------------------------------------------------------------------------------------------------------------
  200,000,000   NJ Tobacco Settlement Financing Corp.                                        5.800 3   06/01/2041       29,048,000
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   NJ Tobacco Settlement Financing Corp. (TASC)                                 5.750     06/01/2016           10,945
-----------------------------------------------------------------------------------------------------------------------------------
   12,500,000   NJ Tobacco Settlement Financing Corp. (TASC)                                 5.750     06/01/2032       13,363,750
-----------------------------------------------------------------------------------------------------------------------------------
   37,150,000   NJ Tobacco Settlement Financing Corp. (TASC)                                 6.125     06/01/2042       41,299,655
-----------------------------------------------------------------------------------------------------------------------------------
    3,945,000   NJ Tobacco Settlement Financing Corp. (TASC)                                 6.250     06/01/2043        4,480,534
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Pleasantville School District COP                                            5.500     10/01/2013           25,180
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Pompton Lakes School District                                                5.500     08/01/2009           20,028
-----------------------------------------------------------------------------------------------------------------------------------
      165,000   Port Authority NY/NJ (JFK International
                Air Terminal)                                                                5.750     12/01/2022          170,006
-----------------------------------------------------------------------------------------------------------------------------------
    5,195,000   Port Authority NY/NJ (JFK International
                Air Terminal)                                                                5.750     12/01/2025        5,251,002
-----------------------------------------------------------------------------------------------------------------------------------
    3,535,000   Port Authority NY/NJ (KIAC)                                                  6.750     10/01/2011        3,589,050
-----------------------------------------------------------------------------------------------------------------------------------
    3,015,000   Port Authority NY/NJ (KIAC)                                                  6.750     10/01/2019        3,050,245
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Port Authority NY/NJ (KIAC)                                                  7.000     10/01/2007          100,640
-----------------------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 111th Series                                           5.000     10/01/2032           30,426
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 116th Series                                           5.000     10/01/2016           25,125
-----------------------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 117th Series                                           5.125     11/15/2013           25,698
-----------------------------------------------------------------------------------------------------------------------------------
    7,530,000   Port Authority NY/NJ, 120th Series                                           5.750     10/15/2012        7,667,874
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 124th Series                                           5.000     08/01/2022           20,418
-----------------------------------------------------------------------------------------------------------------------------------
      210,000   Port Authority NY/NJ, 124th Series                                           5.000     08/01/2031          213,648
-----------------------------------------------------------------------------------------------------------------------------------
    6,595,000   Port Authority NY/NJ, 126th Series                                           5.250     05/15/2037        6,953,900
-----------------------------------------------------------------------------------------------------------------------------------
    9,235,000   Port Authority NY/NJ, 127th Series 2                                         5.250     12/15/2032        9,746,941
-----------------------------------------------------------------------------------------------------------------------------------


                    8 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   2,500,000   Port Authority NY/NJ, 134th Series                                           5.000%    07/15/2034   $    2,633,125
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Port Authority NY/NJ, 135th Series                                           5.000     03/15/2039        1,052,540
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Port Authority NY/NJ, 140th Series                                           5.000     12/01/2034        1,060,490
-----------------------------------------------------------------------------------------------------------------------------------
   15,720,000   Port Authority NY/NJ, 141st Series 2                                         5.000     09/01/2024       16,483,206
-----------------------------------------------------------------------------------------------------------------------------------
   10,500,000   Port Authority NY/NJ, 143rd Series                                           5.000     10/01/2030       10,991,820
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Readington-Lebanon Sewage Authority                                          5.250     01/01/2013           65,077
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Riverside Township GO                                                        5.300     12/01/2007           50,051
-----------------------------------------------------------------------------------------------------------------------------------
       20,000   Riverside Township GO                                                        5.450     12/01/2010           20,023
-----------------------------------------------------------------------------------------------------------------------------------
      185,000   Salem County IPCFA (Atlantic City Electric Company)                          5.600     11/01/2025          187,670
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   Salem County IPCFA (Atlantic City Electric Company)                          5.600     11/01/2025           40,049
-----------------------------------------------------------------------------------------------------------------------------------
      960,000   Salem County IPCFA (Public Service Electric & Gas)                           5.200     03/01/2025          960,720
-----------------------------------------------------------------------------------------------------------------------------------
    2,245,000   Salem County IPCFA (Public Service Electric & Gas)                           5.450     02/01/2032        2,259,593
-----------------------------------------------------------------------------------------------------------------------------------
    1,375,000   Salem County IPCFA (Public Service Electric & Gas)                           5.750     04/01/2031        1,471,443
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   South Brunswick Township Board of Education 1                                5.250     08/01/2022        3,010,050
-----------------------------------------------------------------------------------------------------------------------------------
    1,515,000   South Jersey Port Corp.                                                      5.200     01/01/2023        1,566,919
-----------------------------------------------------------------------------------------------------------------------------------
      200,000   South Jersey Port Corp.                                                      5.250     01/01/2030          208,548
-----------------------------------------------------------------------------------------------------------------------------------
    3,980,000   Union County Improvement Authority (Juvenile
                Detention Center)                                                            5.500     05/01/2034        4,385,124
-----------------------------------------------------------------------------------------------------------------------------------
       65,000   Union County Improvement Authority (Linden
                Airport)                                                                     5.000     03/01/2028           66,191
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Union County Utilities Authority (County
                Deficiency)                                                                  5.000     06/15/2028           50,989
-----------------------------------------------------------------------------------------------------------------------------------
      340,000   Union County Utilities Authority (County
                Deficiency)                                                                  5.000     06/15/2028          346,725
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Union County Utilities Authority (County
                Deficiency)                                                                  5.000     06/15/2028           51,004
-----------------------------------------------------------------------------------------------------------------------------------
       15,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                                            5.000     06/01/2016           15,289
-----------------------------------------------------------------------------------------------------------------------------------
      360,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                                            5.000     06/01/2023          365,897
-----------------------------------------------------------------------------------------------------------------------------------
      130,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                                            5.350     06/01/2023          132,893
-----------------------------------------------------------------------------------------------------------------------------------
    9,445,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                                            5.375     06/01/2013        9,683,014
-----------------------------------------------------------------------------------------------------------------------------------
      135,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                                            5.375     06/01/2017          138,075
-----------------------------------------------------------------------------------------------------------------------------------
      145,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                                            5.375     06/01/2018          148,303
-----------------------------------------------------------------------------------------------------------------------------------
      180,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                                            5.375     06/01/2019          184,100
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                                            5.375     06/01/2020           61,367
-----------------------------------------------------------------------------------------------------------------------------------
       10,000   University of Medicine & Dentistry of New Jersey
                COP                                                                          6.750     12/01/2009           10,110
                                                                                                                    ---------------
                                                                                                                       734,679,188

U.S. POSSESSIONS--31.5%
    2,740,000   Guam Education Financing Foundation COP                                      5.000     10/01/2023        2,898,043
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Guam Government Waterworks Authority &
                Wastewater System                                                            5.875     07/01/2035        2,692,800
-----------------------------------------------------------------------------------------------------------------------------------


                    9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   3,900,000   Guam Government Waterworks Authority &
                Wastewater System                                                            6.000%    07/01/2025   $    4,280,562
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Guam Power Authority, Series A                                               5.125     10/01/2029           50,987
-----------------------------------------------------------------------------------------------------------------------------------
    4,650,000   Northern Mariana Islands Ports Authority, Series A                           5.000     06/01/2030        4,684,596
-----------------------------------------------------------------------------------------------------------------------------------
    1,250,000   Northern Mariana Islands Ports Authority, Series A                           5.500     03/15/2031        1,281,988
-----------------------------------------------------------------------------------------------------------------------------------
    3,310,000   Northern Mariana Islands Ports Authority, Series A                           6.250     03/15/2028        3,493,738
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Northern Mariana Islands Ports Authority, Series A                           6.750     10/01/2033        5,721,300
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Aqueduct & Sewer Authority                                       5.000     07/01/2019        5,096,500
-----------------------------------------------------------------------------------------------------------------------------------
    5,200,000   Puerto Rico Children's Trust Fund (TASC)                                     5.500     05/15/2039        5,455,528
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Children's Trust Fund (TASC)                                     5.625     05/15/2043        3,160,050
-----------------------------------------------------------------------------------------------------------------------------------
   94,000,000   Puerto Rico Children's Trust Fund (TASC)                                     6.313 3   05/15/2050        6,608,200
-----------------------------------------------------------------------------------------------------------------------------------
   26,000,000   Puerto Rico Children's Trust Fund (TASC)                                     7.031 3   05/15/2055          972,140
-----------------------------------------------------------------------------------------------------------------------------------
      350,000   Puerto Rico Commonwealth GO 1                                                5.000     07/01/2025          364,630
-----------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Commonwealth GO                                                  5.000     07/01/2026           50,859
-----------------------------------------------------------------------------------------------------------------------------------
   12,015,000   Puerto Rico Commonwealth GO                                                  5.000     07/01/2027       12,455,951
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000   Puerto Rico Commonwealth GO                                                  5.000     07/01/2035        1,833,125
-----------------------------------------------------------------------------------------------------------------------------------
    3,170,000   Puerto Rico Commonwealth GO                                                  5.125     07/01/2031        3,266,844
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Commonwealth GO 1                                                5.250     07/01/2025        2,151,240
-----------------------------------------------------------------------------------------------------------------------------------
    2,250,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2026        2,421,923
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2030        2,689,050
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Commonwealth GO                                                  5.250     07/01/2032        2,685,125
-----------------------------------------------------------------------------------------------------------------------------------
    1,150,000   Puerto Rico Electric Power Authority ROLS 4,5                                0.000 6   07/01/2031        1,150,000
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Electric Power Authority, Series AA                              5.375     07/01/2027           61,063
-----------------------------------------------------------------------------------------------------------------------------------
    5,775,000   Puerto Rico Electric Power Authority, Series NN                              5.125     07/01/2029        6,044,750
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Electric Power Authority, Series TT 5                            5.000     07/01/2037        3,154,920
-----------------------------------------------------------------------------------------------------------------------------------
    6,200,000   Puerto Rico Electric Power Authority, Series UU 5                            0.000 7   07/01/2025        6,200,000
-----------------------------------------------------------------------------------------------------------------------------------
      900,000   Puerto Rico HFC, Series B                                                    5.300     12/01/2028          927,684
-----------------------------------------------------------------------------------------------------------------------------------
      810,000   Puerto Rico Highway & Transportation Authority,
                Series G                                                                     5.000     07/01/2042          834,859
-----------------------------------------------------------------------------------------------------------------------------------
    1,075,000   Puerto Rico Highway & Transportation Authority,
                Series J                                                                     5.000     07/01/2034        1,162,602
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000   Puerto Rico Highway & Transportation Authority,
                Series K                                                                     5.000     07/01/2027        4,186,720
-----------------------------------------------------------------------------------------------------------------------------------
    5,145,000   Puerto Rico Highway & Transportation Authority,
                Series K                                                                     5.000     07/01/2030        5,374,364
-----------------------------------------------------------------------------------------------------------------------------------
    9,500,000   Puerto Rico Highway & Transportation Authority,
                Series K                                                                     5.000     07/01/2040       10,332,010
-----------------------------------------------------------------------------------------------------------------------------------
      450,000   Puerto Rico Highway & Transportation Authority,
                Series M                                                                     5.000     07/01/2037          472,482
-----------------------------------------------------------------------------------------------------------------------------------
      850,000   Puerto Rico Highway & Transportation Authority,
                Series M                                                                     5.000     07/01/2046          886,720
-----------------------------------------------------------------------------------------------------------------------------------
   17,000,000   Puerto Rico Highway & Transportation Authority,
                Series N 2                                                                   4.107     07/01/2045       17,017,000
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Infrastructure                                                   5.000     07/01/2027        1,051,360
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Infrastructure                                                   5.000     07/01/2037        5,208,950
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Infrastructure                                                   5.000     07/01/2037        2,091,920
-----------------------------------------------------------------------------------------------------------------------------------
    9,750,000   Puerto Rico Infrastructure                                                   5.000     07/01/2041       10,123,523
-----------------------------------------------------------------------------------------------------------------------------------
   19,250,000   Puerto Rico Infrastructure                                                   5.000     07/01/2046       20,015,380
-----------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF (Ana G. Mendez University)                               5.375     02/01/2019          102,741
-----------------------------------------------------------------------------------------------------------------------------------
      555,000   Puerto Rico ITEMECF (Ana G. Mendez University)                               5.375     02/01/2029          568,048
-----------------------------------------------------------------------------------------------------------------------------------


                   10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                                COUPON     MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$   1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)                                6.625%    06/01/2026   $    1,847,587
-----------------------------------------------------------------------------------------------------------------------------------
      205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                                      6.250     08/01/2032          205,381
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico ITEMECF (Polytechnic University)                                 5.000     08/01/2032        1,034,670
-----------------------------------------------------------------------------------------------------------------------------------
      265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol
                Auxillio Obligated Group)                                                    6.250     07/01/2024          266,876
-----------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico Municipal Finance Agency, Series A                               5.250     08/01/2024          535,005
-----------------------------------------------------------------------------------------------------------------------------------
    3,250,000   Puerto Rico Municipal Finance Agency, Series A                               5.250     08/01/2025        3,475,193
-----------------------------------------------------------------------------------------------------------------------------------
   15,965,000   Puerto Rico Port Authority (American Airlines),
                Series A                                                                     6.250     06/01/2026       16,065,580
-----------------------------------------------------------------------------------------------------------------------------------
    1,985,000   Puerto Rico Port Authority (American Airlines),
                Series A                                                                     6.300     06/01/2023        1,986,231
-----------------------------------------------------------------------------------------------------------------------------------
       55,000   Puerto Rico Port Authority, Series D                                         6.000     07/01/2021           55,077
-----------------------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Public Buildings Authority                                       5.250     07/01/2029       10,646,800
-----------------------------------------------------------------------------------------------------------------------------------
   16,545,000   Puerto Rico Public Buildings Authority                                       5.250     07/01/2033       17,583,530
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Public Buildings Authority, Series D                             5.125     07/01/2024        1,041,340
-----------------------------------------------------------------------------------------------------------------------------------
    1,530,000   Puerto Rico Public Buildings Authority, Series D                             5.250     07/01/2036        1,601,329
-----------------------------------------------------------------------------------------------------------------------------------
    2,950,000   Puerto Rico Public Finance Corp., Series E                                   5.500     08/01/2029        3,118,681
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   University of Puerto Rico                                                    5.000     06/01/2025        1,051,000
-----------------------------------------------------------------------------------------------------------------------------------
    3,350,000   University of Puerto Rico                                                    5.000     06/01/2025        3,520,850
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000   University of Puerto Rico, Series Q                                          5.000     06/01/2030        3,146,100
-----------------------------------------------------------------------------------------------------------------------------------
   11,000,000   University of Puerto Rico, Series Q                                          5.000     06/01/2036       11,510,510
-----------------------------------------------------------------------------------------------------------------------------------
      150,000   University of V.I., Series A                                                 5.250     12/01/2023          157,649
-----------------------------------------------------------------------------------------------------------------------------------
      710,000   University of V.I., Series A                                                 5.375     06/01/2034          755,156
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000   University of V.I., Series A                                                 6.000     12/01/2024        1,064,390
-----------------------------------------------------------------------------------------------------------------------------------
       40,000   University of V.I., Series A                                                 6.250     12/01/2029           42,870
-----------------------------------------------------------------------------------------------------------------------------------
       60,000   V.I. HFA, Series A                                                           6.500     03/01/2025           60,058
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000   V.I. Public Finance Authority (Hovensa Coker)                                6.500     07/01/2021        5,581,150
-----------------------------------------------------------------------------------------------------------------------------------
    1,515,000   V.I. Public Finance Authority, Series A 1                                    6.375     10/01/2019        1,646,411
-----------------------------------------------------------------------------------------------------------------------------------
      325,000   V.I. Public Finance Authority, Series E                                      5.875     10/01/2018          336,638
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000   V.I. Public Finance Authority, Series E 1                                    6.000     10/01/2022        2,588,875
-----------------------------------------------------------------------------------------------------------------------------------
   11,100,000   V.I. Tobacco Settlement Financing Corp.                                      6.235 3   05/15/2035        2,125,761
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000   V.I. Tobacco Settlement Financing Corp.                                      6.500 3   05/15/2035          196,757
-----------------------------------------------------------------------------------------------------------------------------------
    2,050,000   V.I. Tobacco Settlement Financing Corp.                                      6.875 3   05/15/2035          329,292
-----------------------------------------------------------------------------------------------------------------------------------
    3,100,000   V.I. Tobacco Settlement Financing Corp.                                      7.625 3   05/15/2035          406,937
-----------------------------------------------------------------------------------------------------------------------------------
      290,000   V.I. Water & Power Authority                                                 5.300     07/01/2018          294,701
-----------------------------------------------------------------------------------------------------------------------------------
      175,000   V.I. Water & Power Authority                                                 5.300     07/01/2021          177,429
                                                                                                                    ---------------
                                                                                                                       265,738,089
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $965,751,967)-118.7%                                                               1,000,417,277
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(18.7)                                                                          (157,465,291)
                                                                                                                    ---------------
NET ASSETS-100.0%                                                                                                   $  842,951,986
                                                                                                                    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after April 30, 2007. See accompanying Notes.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.


                   11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMC             Carolinas Medical Center
CMHS            Clara Maass Health System
CMMC            Clara Maass Medical Center
COP             Certificates of Participation
CoMC            Community Medical Center
DRIVERS         Derivative Inverse Tax Exempt Receipts
EDA             Economic Devel. Authority
GO              General Obligation
HDC             Housing Devel. Corp.
HFA             Housing Finance Agency
HFC             Housing Finance Corp.
IPCFA           Industrial Pollution Control Financing Authority
ITEMECF         Industrial, Tourist, Educational, Medical and Environmental
                Community Facilities
JFK             John Fitzgerald Kennedy
KMCC            Kensington Manor Care Center
KMH/UMC         Kennedy Memorial Hospital/University Medical Center
KSC             Kennedy Surgical Center
MHC             Meridian Hospitals Corp.
NY/NJ           New York/New Jersey
ONP             Ocean Nursing Pavillion, Inc.
PA/NJ           Pennsylvania/New Jersey
PCFA            Pollution Control Finance Authority
RITES           Residual Interest Tax Exempt Security
ROLs            Residual Option Longs
RWJ             Robert Wood Johnson
SEAM            Sociedad Espanola de Auxilio Mutuo
TASC            Tobacco Settlement Asset-Backed Bonds
THGS            The House of the Good Shepard
THGSF           The House of the Good Shepard Foundation
V.I.            United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Tobacco-Master Settlement Agreements                    $ 159,024,591      15.9%
Hospital/Health Care                                      122,028,643      12.2
Education                                                 112,141,217      11.2
Marine/Aviation Facilities                                 86,474,687       8.6
General Obligation                                         72,884,840       7.3
Airlines                                                   61,005,267       6.1
Higher Education                                           52,340,579       5.2
Electric Utilities                                         42,130,494       4.2
Adult Living Facilities                                    40,550,638       4.1
Highways/Commuter Facilities                               40,321,844       4.0
Special Tax                                                36,288,033       3.6
Municipal Leases                                           33,877,717       3.4
Water Utilities                                            31,550,017       3.2
Single Family Housing                                      21,185,060       2.1
Sales Tax Revenue                                          20,990,462       2.1
Hotels, Restaurants & Leisure                              13,403,957       1.3
Gas Utilities                                               8,707,680       0.9
Resource Recovery                                           6,590,758       0.7
Pollution Control                                           5,825,979       0.6
Multifamily Housing                                         5,722,269       0.6
Government Appropriation                                    5,164,609       0.5


                   12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Biotechnology                                               5,018,750       0.5
Manufacturing, Non-Durable Goods                            4,446,157       0.4
Correctional Facilities                                     4,385,124       0.4
Construction Materials                                      3,734,716       0.4
Beverages                                                   2,793,673       0.3
Sports Facility Revenue                                       816,165       0.1
Student Loans                                                 589,744       0.1
Construction & Engineering                                    165,522       0.0
Sewer Utilities                                               160,446       0.0
Commercial Services & Supplies                                 72,525       0.0
Not-for-Profit Organization                                    25,114       0.0
                                                      --------------------------
Total                                                 $ 1,000,417,277     100.0%
                                                      ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2007, the Fund had purchased $21,991,000 of securities issued on a when-issued basis or forward commitment and sold $11,500,000 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $47,835,172 as of April 30, 2007.


                   13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2007 municipal bond holdings with a value of $193,805,172 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $147,120,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                                                                                                         VALUE AS OF
       AMOUNT   INVERSE FLOATERS 1                                                        COUPON 2      MATURITY    APRIL 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
$   2,170,000   NJ EDA RITES 3                                                              7.770%         3/1/27   $    2,655,820
    2,000,000   NJ Health Care Facilities Financing Authority (Englewood Hospital &
                Medical Center)                                                             8.670          8/1/25        2,472,920
    3,870,000   NJ Health Care Facilities Financing Authority DRIVERS                       7.279         9/15/28        4,783,746
    2,000,000   NJ EDA (Public Schools Small Project Loan Program) RITES                    7.270          9/1/24        2,583,160
    9,045,000   NJ EDA ROLs                                                                 8.235          3/1/30       11,344,963
    4,520,000   NJ EDA ROLs                                                                 8.235          3/1/28        5,694,206
    3,930,000   Port Authority NY/NJ RITES                                                  7.710          9/1/24        4,693,206
    2,305,000   Port Authority NY/NJ, 238th Series ROLs                                     8.639        12/15/32        2,816,941
    2,125,000   Puerto Rico Highway & Transportation Authority ROLs                         4.288          7/1/45        2,142,000
    4,400,000   NJ Health Care RITES                                                        6.240        11/15/33        4,413,860
    2,500,000   NJ Reset Optional Certificates Trust II ROLs                                7.758          9/1/36        3,084,350
                                                                                                                    ---------------
                                                                                                                    $   46,685,172
                                                                                                                    ===============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 12 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $16,860,000.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                   14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2800% as of April 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $ 965,751,967
                                                    ==============

Gross unrealized appreciation                       $  35,639,383
Gross unrealized depreciation                            (974,073)
                                                    --------------
Net unrealized appreciation                         $  34,665,310
                                                    ==============


                   15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND




OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--122.0%
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--83.1%
$        55,000   Abington School District                                           5.125%     05/15/2026   $        55,030
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Albert Gallatin Area School District                               5.375      09/01/2024            15,073
-----------------------------------------------------------------------------------------------------------------------------
      7,375,000   Allegheny County Airport (Pittsburgh
                  International Airport)                                             5.000      01/01/2019         7,503,251
-----------------------------------------------------------------------------------------------------------------------------
        410,000   Allegheny County Airport (Pittsburgh
                  International Airport)                                             5.250      01/01/2016           417,171
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Allegheny County COP                                               5.000      12/01/2028            10,304
-----------------------------------------------------------------------------------------------------------------------------
         45,000   Allegheny County GO                                                4.141 1    11/01/2026            45,045
-----------------------------------------------------------------------------------------------------------------------------
     24,705,000   Allegheny County GO 2                                              4.141      11/01/2026        24,729,705
-----------------------------------------------------------------------------------------------------------------------------
        130,000   Allegheny County HDA (Catholic Health East)                        5.375      11/15/2022           136,236
-----------------------------------------------------------------------------------------------------------------------------
         40,000   Allegheny County HDA (Catholic Health East)                        5.500      11/15/2032            42,132
-----------------------------------------------------------------------------------------------------------------------------
         75,000   Allegheny County HDA (Jefferson Regional
                  Medical Center)                                                    5.125      05/01/2025            75,188
-----------------------------------------------------------------------------------------------------------------------------
      3,150,000   Allegheny County HDA (Ohio Valley General
                  Hospital)                                                          5.125      04/01/2035         3,230,231
-----------------------------------------------------------------------------------------------------------------------------
      3,600,000   Allegheny County HDA (Ohio Valley General
                  Hospital)                                                          5.450      01/01/2028         3,698,316
-----------------------------------------------------------------------------------------------------------------------------
         55,000   Allegheny County HDA (Pittsburgh Mercy Health
                  System)                                                            5.625      08/15/2026            59,245
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Allegheny County HDA (The Covenant at South
                  Hills) 3,4,5                                                       7.700      02/01/2008            14,000
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Allegheny County HDA (The Covenant at South
                  Hills) 3,5                                                         7.800      02/01/2009            14,228
-----------------------------------------------------------------------------------------------------------------------------
      1,535,000   Allegheny County HDA (The Covenant at South
                  Hills) 3,5                                                         8.625      02/01/2021           863,345
-----------------------------------------------------------------------------------------------------------------------------
        305,000   Allegheny County HDA (The Covenant at South
                  Hills) 3,5                                                         8.750      02/01/2031           171,483
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Allegheny County HDA (UPMC Health System)                          5.000      07/01/2016            25,541
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Allegheny County HDA (UPMC Health System)                          5.000      12/15/2018            10,303
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Allegheny County HDA (UPMC Health System)                          5.000      11/01/2023            20,457
-----------------------------------------------------------------------------------------------------------------------------
         45,000   Allegheny County HDA (UPMC Health System)                          5.125      07/01/2022            45,971
-----------------------------------------------------------------------------------------------------------------------------
      9,000,000   Allegheny County HDA (West Penn Allegheny
                  Health System) 2                                                   6.500      11/15/2030         9,925,470
-----------------------------------------------------------------------------------------------------------------------------
      3,460,000   Allegheny County HDA (West Penn Allegheny
                  Health System) 6                                                   9.250      11/15/2015         4,085,291
-----------------------------------------------------------------------------------------------------------------------------
      1,650,000   Allegheny County HDA (West Penn Allegheny
                  Health System)                                                     9.250      11/15/2022         1,945,202
-----------------------------------------------------------------------------------------------------------------------------
     12,725,000   Allegheny County HDA (West Penn Allegheny
                  Health System)                                                     9.250      11/15/2030        15,025,680
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Allegheny County HEBA (Chatham College)                            5.250      11/15/2019            50,259
-----------------------------------------------------------------------------------------------------------------------------
      2,020,000   Allegheny County HEBA (Chatham College)                            5.750      11/15/2028         2,154,815
-----------------------------------------------------------------------------------------------------------------------------
      7,980,000   Allegheny County HEBA (Chatham College)                            5.750      11/15/2035         8,484,336
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County HEBA (Chatham College)                            5.850      03/01/2022         1,060,470
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County HEBA (Chatham College)                            5.950      03/01/2032         1,059,420
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Allegheny County HEBA (Robert Morris University)                   6.000      05/01/2028            17,285
-----------------------------------------------------------------------------------------------------------------------------


                   1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$        15,000   Allegheny County HEBA (Thiel College)                              5.375%     11/15/2019   $        15,611
-----------------------------------------------------------------------------------------------------------------------------
        110,000   Allegheny County HEBA (Thiel College)                              5.375      11/15/2029           114,302
-----------------------------------------------------------------------------------------------------------------------------
      3,245,000   Allegheny County HEBA (Waynesburg College)                         4.800      05/01/2036         3,306,525
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Allegheny County IDA (ARC Allegheny Foundation)                    5.000      12/01/2028             5,062
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Allegheny County IDA (Coltec Industries)                           7.250      06/01/2008             4,991
-----------------------------------------------------------------------------------------------------------------------------
      1,145,000   Allegheny County IDA (Residential Resources)                       5.700      09/01/2012         1,196,342
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County IDA (RR/RRSW/RRDC
                  Obligated Group)                                                   5.000      09/01/2021         1,028,490
-----------------------------------------------------------------------------------------------------------------------------
      1,250,000   Allegheny County IDA (RR/RRSW/RRDC
                  Obligated Group)                                                   5.100      09/01/2026         1,290,213
-----------------------------------------------------------------------------------------------------------------------------
      1,250,000   Allegheny County IDA (RR/RRSW/RRDC
                  Obligated Group)                                                   5.125      09/01/2031         1,292,563
-----------------------------------------------------------------------------------------------------------------------------
         90,000   Allegheny County IDA (USX Corp.) 6                                 5.500      12/01/2029            93,080
-----------------------------------------------------------------------------------------------------------------------------
        400,000   Allegheny County IDA (USX Corp.) 6                                 5.600      09/01/2030           412,080
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Allegheny County IDA (USX Corp.)                                   6.000      01/15/2014            25,545
-----------------------------------------------------------------------------------------------------------------------------
        270,000   Allegheny County IDA (USX Corp.) 6                                 6.100      01/15/2018           275,902
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Allegheny County IDA (USX Corp.)                                   6.100      07/15/2020            20,437
-----------------------------------------------------------------------------------------------------------------------------
      2,295,000   Allegheny County Redevel. Authority
                  (Pittsburgh Mills)                                                 5.100      07/01/2014         2,381,154
-----------------------------------------------------------------------------------------------------------------------------
     18,125,000   Allegheny County Redevel. Authority
                  (Pittsburgh Mills)                                                 5.600      07/01/2023        19,292,794
-----------------------------------------------------------------------------------------------------------------------------
        120,000   Allegheny County Redevel. Authority
                  (Robinson Mall)                                                    6.875      11/01/2017           130,254
-----------------------------------------------------------------------------------------------------------------------------
      8,000,000   Allegheny County Redevel. Authority
                  (Robinson Mall)                                                    7.000      11/01/2017         8,715,840
-----------------------------------------------------------------------------------------------------------------------------
      5,210,000   Allegheny County Residential Finance Authority
                  (Cambridge Square Apartments)                                      4.600      01/15/2037         5,162,954
-----------------------------------------------------------------------------------------------------------------------------
        950,000   Allegheny County Residential Finance Authority
                  (Single Family)                                                    4.850      11/01/2028           955,947
-----------------------------------------------------------------------------------------------------------------------------
      1,255,000   Allegheny County Residential Finance Authority
                  (Single Family)                                                    5.000      05/01/2035         1,275,469
-----------------------------------------------------------------------------------------------------------------------------
        450,000   Allegheny County Residential Finance Authority
                  (Single Family)                                                    5.150      11/01/2016           463,482
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Allegheny County Residential Finance Authority
                  (Single Family)                                                    5.625      11/01/2023            25,017
-----------------------------------------------------------------------------------------------------------------------------
         30,000   Allegheny County Residential Finance Authority
                  (Single Family)                                                    5.950      11/01/2024            31,142
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County Sanitation Authority 6                            5.000      12/01/2030         1,059,720
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Armstrong County IDA (Kittanning Care Center)                      5.375      08/20/2012            10,374
-----------------------------------------------------------------------------------------------------------------------------
         65,000   Beaver County GO                                                   5.300      10/01/2026            65,364
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Beaver County Hospital Authority (Valley Health
                  System)                                                            5.000      05/15/2028             5,091
-----------------------------------------------------------------------------------------------------------------------------
        275,000   Beaver County IDA (J. Ray McDermott & Company)                     6.800      02/01/2009           278,223
-----------------------------------------------------------------------------------------------------------------------------
        205,000   Beaver County IDA (Pennsylvania Power & Light
                  Company)                                                           5.375      06/01/2028           211,519
-----------------------------------------------------------------------------------------------------------------------------
         45,000   Beaver County IDA (St. Joe Minerals Corp.)                         6.000      05/01/2007            45,002
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Bedford County IDA (Brown Group)                                   7.125      02/01/2009            25,037
-----------------------------------------------------------------------------------------------------------------------------
        300,000   Berks County Municipal Authority (RHMC/HW
                  Obligated Group)                                                   5.000      03/01/2028           306,222
-----------------------------------------------------------------------------------------------------------------------------
         65,000   Bethlehem Area School District                                     5.000      09/01/2015            65,265
-----------------------------------------------------------------------------------------------------------------------------
      2,460,000   Blair County IDA (The Village at Penn State
                  Retirement Community)                                              6.050      01/01/2034         2,458,647
-----------------------------------------------------------------------------------------------------------------------------


                   2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$        65,000   Blair County IDA (The Village at Penn State
                  Retirement Community)                                              6.400%     01/01/2012   $        66,676
-----------------------------------------------------------------------------------------------------------------------------
      4,140,000   Blair County IDA (The Village at Penn State
                  Retirement Community)                                              6.900      01/01/2022         4,350,022
-----------------------------------------------------------------------------------------------------------------------------
      7,135,000   Blair County IDA (The Village at Penn State
                  Retirement Community)                                              7.000      01/01/2034         7,496,816
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Blair County IDA (The Village at Penn State
                  Retirement Community) 3,4,5                                       10.000      01/01/2012             3,455
-----------------------------------------------------------------------------------------------------------------------------
      4,500,000   Bradford County IDA (International Paper
                  Company)                                                           5.200      12/01/2019         4,578,660
-----------------------------------------------------------------------------------------------------------------------------
        500,000   Brighton Township Municipal Authority 6                            5.100      07/15/2022           503,515
-----------------------------------------------------------------------------------------------------------------------------
        500,000   Bucks County Community College Authority                           5.350      06/15/2011           500,940
-----------------------------------------------------------------------------------------------------------------------------
         85,000   Bucks County Community College Authority                           5.500      06/15/2014            85,173
-----------------------------------------------------------------------------------------------------------------------------
         30,000   Bucks County Community College Authority                           5.500      06/15/2017            30,062
-----------------------------------------------------------------------------------------------------------------------------
      3,000,000   Bucks County IDA (Ann's Choice)                                    6.125      01/01/2025         3,197,190
-----------------------------------------------------------------------------------------------------------------------------
      3,000,000   Bucks County IDA (Ann's Choice)                                    6.250      01/01/2035         3,190,290
-----------------------------------------------------------------------------------------------------------------------------
        540,000   Bucks County IDA (Chandler Hall Health Care
                  Facility)                                                          5.700      05/01/2009           538,790
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Bucks County IDA (Chandler Hall Health Care
                  Facility)                                                          6.200      05/01/2019         1,001,320
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Bucks County IDA (Chandler Hall Health Care
                  Facility)                                                          6.300      05/01/2029            10,016
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Bucks County IDA (Pennswood Village)                               5.800      10/01/2020            15,838
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Bucks County IDA (Pennswood Village)                               6.000      10/01/2027         1,077,990
-----------------------------------------------------------------------------------------------------------------------------
      8,000,000   Bucks County IDA (Pennsylvania Suburban Water
                  Company) 2                                                         5.550      09/01/2032         8,476,720
-----------------------------------------------------------------------------------------------------------------------------
        240,000   Bucks County IDA (Pennsylvania Suburban Water
                  Company)                                                           5.550      09/01/2032           254,302
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Bucks County IDA (USX Corp.)                                       5.600      03/01/2033            15,469
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Butler County Hospital Authority (Butler Memorial
                  Hospital)                                                          5.250      07/01/2012            10,010
-----------------------------------------------------------------------------------------------------------------------------
         95,000   Butler County Hospital Authority (Butler Memorial
                  Hospital)                                                          5.250      07/01/2016            95,101
-----------------------------------------------------------------------------------------------------------------------------
         95,000   Butler County Hospital Authority (Butler Memorial
                  Hospital)                                                          5.250      07/01/2016            95,101
-----------------------------------------------------------------------------------------------------------------------------
        480,000   Butler County IDA (Greenview Gardens
                  Apartments)                                                        6.000      07/01/2023           512,659
-----------------------------------------------------------------------------------------------------------------------------
        880,000   Butler County IDA (Greenview Gardens
                  Apartments)                                                        6.250      07/01/2033           945,578
-----------------------------------------------------------------------------------------------------------------------------
         65,000   Cambria County GO                                                  5.000      08/15/2023            66,482
-----------------------------------------------------------------------------------------------------------------------------
        200,000   Cambridge Area Joint Authority                                     5.250      12/01/2021           201,288
-----------------------------------------------------------------------------------------------------------------------------
        900,000   Chartiers Valley Industrial & Commercial Devel.
                  Authority (Asbury Health Center)                                   5.750      12/01/2022           936,954
-----------------------------------------------------------------------------------------------------------------------------
      7,870,000   Chester County H&EFA (Chester County Hospital)                     5.875      07/01/2016         7,960,820
-----------------------------------------------------------------------------------------------------------------------------
        700,000   Chester County H&EFA (Chester County Hospital)                     6.750      07/01/2031           766,283
-----------------------------------------------------------------------------------------------------------------------------
      2,250,000   Chester County H&EFA (Devereaux Foundation)                        5.000      11/01/2031         2,308,725
-----------------------------------------------------------------------------------------------------------------------------
        140,000   Chester County H&EFA (Devereaux Foundation)                        5.500      05/01/2027           141,578
-----------------------------------------------------------------------------------------------------------------------------
         95,000   Chester County H&EFA (Devereaux Foundation)                        6.000      11/01/2019           101,009
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Chester County H&EFA (Immaculata College)                          5.300      10/15/2011            25,000
-----------------------------------------------------------------------------------------------------------------------------
         30,000   Chester County H&EFA (Immaculata College)                          5.400      10/15/2012            30,003
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Chester County H&EFA (Immaculata College)                          5.600      10/15/2018            51,012
-----------------------------------------------------------------------------------------------------------------------------


                   3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$        25,000   Chester County H&EFA (Immaculata College)                          5.625%     10/15/2027   $        25,407
-----------------------------------------------------------------------------------------------------------------------------
        330,000   Chester County H&EFA (Jefferson Health System)                     5.375      05/15/2027           337,049
-----------------------------------------------------------------------------------------------------------------------------
      7,500,000   Chester County H&EFA (Jenners Pond)                                7.625      07/01/2034         8,922,675
-----------------------------------------------------------------------------------------------------------------------------
      2,040,000   Chester County IDA (Collegium Charter School)                      5.500      04/15/2031         2,190,817
-----------------------------------------------------------------------------------------------------------------------------
      1,575,000   Chester County IDA (Renaissance Academy-Edison
                  Charter School)                                                    5.250      10/01/2010         1,586,435
-----------------------------------------------------------------------------------------------------------------------------
      1,870,000   Chester County IDA (Renaissance Academy-Edison
                  Charter School)                                                    5.625      10/01/2015         1,889,859
-----------------------------------------------------------------------------------------------------------------------------
     17,915,000   Chester County IDA Water Facilities Authority
                  (Aqua Pennsylvania)                                                5.000      02/01/2040        18,715,442
-----------------------------------------------------------------------------------------------------------------------------
     17,915,000   Chester County IDA Water Facilities Authority
                  (Aqua Pennsylvania)                                                5.000      02/01/2041        18,715,442
-----------------------------------------------------------------------------------------------------------------------------
        100,000   Chester Upland School Authority                                    5.250      09/01/2017           100,491
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Clarion County Hospital Authority (Clarion
                  Hospital)                                                          5.750      07/01/2012         1,021,850
-----------------------------------------------------------------------------------------------------------------------------
        800,000   Crawford County Hospital Authority (Wesbury
                  United Methodist Community)                                        6.125      08/15/2019           823,496
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Cumberland County Municipal Authority (Diakon
                  Lutheran Ministries)                                               5.000      01/01/2027         1,026,550
-----------------------------------------------------------------------------------------------------------------------------
      4,500,000   Cumberland County Municipal Authority (Diakon
                  Lutheran Ministries)                                               5.000      01/01/2036         4,577,400
-----------------------------------------------------------------------------------------------------------------------------
      2,100,000   Cumberland County Municipal Authority
                  (Presbyterian Homes)                                               5.000      12/01/2020         2,209,914
-----------------------------------------------------------------------------------------------------------------------------
      1,950,000   Cumberland County Municipal Authority
                  (Presbyterian Homes)                                               5.000      12/01/2021         2,047,773
-----------------------------------------------------------------------------------------------------------------------------
      1,685,000   Cumberland County Municipal Authority
                  (Wesley Affiliated Services)                                       7.250      01/01/2035         1,988,233
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Dauphin County General Authority (Pinnacle
                  Health)                                                            5.500      05/15/2027            15,167
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Delaware County Authority (CCMC/CKHS/
                  DCMH Obligated Group)                                              5.375      12/01/2018            15,490
-----------------------------------------------------------------------------------------------------------------------------
        120,000   Delaware County Authority
                  (MAS/MCMCSPA/MHH/MHP/MHSSPA
                  Obligated Group)                                                   5.375      11/15/2023           126,938
-----------------------------------------------------------------------------------------------------------------------------
      2,530,000   Delaware County Authority (Neumann College)                        6.000      10/01/2031         2,669,580
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Delaware County Authority (Riddle Memorial
                  Hospital)                                                          5.000      01/01/2028            10,153
-----------------------------------------------------------------------------------------------------------------------------
        175,000   Delaware County Authority (Riddle Memorial
                  Hospital)                                                          5.250      01/01/2016           178,301
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Delaware County Hospital Authority
                  (CCMC/CKHS/DCMH Obligated Group)                                   6.250      12/15/2022            27,943
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Delaware County Hospital Authority
                  (CCMC/CKHS/DCMH Obligated Group)                                   6.250      12/15/2031            27,943
-----------------------------------------------------------------------------------------------------------------------------
      7,010,000   Delaware County IDA (American Ref-Fuel
                  Company)                                                           6.100      07/01/2013         7,233,128
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Delaware County IDA (American Ref-Fuel
                  Company)                                                           6.200      07/01/2019            25,767
-----------------------------------------------------------------------------------------------------------------------------
      4,650,000   Delaware County IDA (Naamans Creek)                                7.000      12/01/2036         4,693,431
-----------------------------------------------------------------------------------------------------------------------------
      5,500,000   Delaware County IDA (Pennsylvania Suburban
                  Water Co.)                                                         5.150      09/01/2032         5,760,315
-----------------------------------------------------------------------------------------------------------------------------


                   4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$        30,000   Delaware County IDA (Philadelphia Suburban
                  Water) 6                                                           5.350%     10/01/2031   $        31,645
-----------------------------------------------------------------------------------------------------------------------------
     11,000,000   Delaware County IDA Water Facilities (Aqua
                  Pennsylania) 2                                                     5.000      11/01/2037        11,519,640
-----------------------------------------------------------------------------------------------------------------------------
     18,000,000   Delaware County IDA Water Facilities (Aqua
                  Pennsylania) 2                                                     5.000      11/01/2038        18,824,220
-----------------------------------------------------------------------------------------------------------------------------
         55,000   Delaware County IDA Water Facilities (Aqua
                  Pennsylania)                                                       5.000      11/01/2037            57,598
-----------------------------------------------------------------------------------------------------------------------------
        900,000   Delaware County IDA Water Facilities (Aqua
                  Pennsylania)                                                       5.000      11/01/2038           941,211
-----------------------------------------------------------------------------------------------------------------------------
      5,670,000   Delaware County IDA Water Facilities (Aqua
                  Pennsylvania)                                                      5.000      02/01/2035         5,917,552
-----------------------------------------------------------------------------------------------------------------------------
      5,000,000   Delaware County IDA Water Facilities (Aqua
                  Pennsylvania)                                                      5.000      11/01/2036         5,236,200
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Delaware River Port Authority PA/NJ                                5.000      01/01/2026            50,797
-----------------------------------------------------------------------------------------------------------------------------
         70,000   Delaware River Port Authority PA/NJ                                5.400      01/01/2014            70,767
-----------------------------------------------------------------------------------------------------------------------------
        180,000   Delaware River Port Authority PA/NJ                                5.400      01/01/2015           181,971
-----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Delaware River Port Authority PA/NJ                                5.400      01/01/2016         2,021,960
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Delaware River Port Authority PA/NJ                                5.450      01/01/2012            10,113
-----------------------------------------------------------------------------------------------------------------------------
      9,780,000   Delaware River Port Authority PA/NJ                                5.500      01/01/2026         9,892,274
-----------------------------------------------------------------------------------------------------------------------------
        405,000   Delaware River Port Authority PA/NJ                                5.500      01/01/2026           409,350
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Doylestown Hospital Authority (Doylestown
                  Hospital)                                                          5.000      07/01/2014            10,008
-----------------------------------------------------------------------------------------------------------------------------
        180,000   Doylestown Hospital Authority (Doylestown
                  Hospital)                                                          5.000      07/01/2023           180,126
-----------------------------------------------------------------------------------------------------------------------------
         15,000   East Hempfield Township IDA (Homestead Village)                    6.375      11/01/2023            15,005
-----------------------------------------------------------------------------------------------------------------------------
        140,000   Erie County IDA (International Paper Company)                      5.000      11/01/2018           144,281
-----------------------------------------------------------------------------------------------------------------------------
      2,990,000   Erie-Western PA Port Authority                                     5.125      06/15/2016         3,095,607
-----------------------------------------------------------------------------------------------------------------------------
         75,000   Exeter Township                                                    5.300      07/15/2021            75,240
-----------------------------------------------------------------------------------------------------------------------------
         75,000   Falls Township Hospital Authority (Delaware Valley
                  Medical Center)                                                    7.000      08/01/2022            75,462
-----------------------------------------------------------------------------------------------------------------------------
         40,000   Ferndale Area School District GO                                   6.750      07/15/2009            40,092
-----------------------------------------------------------------------------------------------------------------------------
        365,000   Forest Hills GO                                                    5.050      05/01/2019           367,701
-----------------------------------------------------------------------------------------------------------------------------
         35,000   Franklin County IDA (The Chambersburg Hospital)                    5.000      07/01/2022            35,382
-----------------------------------------------------------------------------------------------------------------------------
     20,000,000   Geisinger Authority Health System (Geisinger Health
                  System) 7                                                          0.000 1    05/01/2037        20,000,000
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Geisinger Authority Health System (Penn State
                  Geisinger Health System Foundation)                                5.000      08/15/2028            50,858
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Gettysburg Municipal Authority (Gettysburg
                  College)                                                           5.000      08/15/2023            10,228
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Grove City Area Hospital Authority (United
                  Community Hospital)                                                5.250      07/01/2012            50,733
-----------------------------------------------------------------------------------------------------------------------------
        115,000   Hampton Township School District 6                                 5.000      09/01/2027           115,361
-----------------------------------------------------------------------------------------------------------------------------
      1,500,000   Harrisburg University Authority (Harrisburg
                  University of Science)                                             5.400      09/01/2016         1,531,305
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Hazelton Area School District                                      5.000      03/01/2011            25,220
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Horsham Industrial & Commercial Devel. Authority
                  (GF/Pennsylvania Property)                                         8.375      09/01/2024         1,000,770
-----------------------------------------------------------------------------------------------------------------------------


                   5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$        25,000   Indiana County IDA Pollution Control
                  (Metropolitan Edison Company)                                      5.950%     05/01/2027   $        25,537
-----------------------------------------------------------------------------------------------------------------------------
        115,000   Indiana County IDA Pollution Control (PSEG Power
                  LLC) 6                                                             5.850      06/01/2027           120,753
-----------------------------------------------------------------------------------------------------------------------------
        405,000   Jeannette Health Services Authority (Jeannette
                  District Memorial Hospital)                                        6.000      11/01/2018           406,089
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Lancaster County Hospital Authority (Lancaster
                  General Hospital)                                                  5.500      03/15/2026            10,981
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Lancaster County Hospital Authority (Landis Homes
                  Retirement Community)                                              5.700      09/01/2018            25,014
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Lancaster County Hospital Authority (Landis Homes
                  Retirement Community)                                              5.750      09/01/2023            20,009
-----------------------------------------------------------------------------------------------------------------------------
        100,000   Lancaster County Hospital Authority (Masonic
                  Homes of Pennsylvania)                                             5.300      11/15/2007           100,110
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Lancaster County Hospital Authority (St. Anne's
                  Home for the Aged)                                                 6.500      04/01/2015            25,026
-----------------------------------------------------------------------------------------------------------------------------
         40,000   Lancaster County IDA (Garden Spot Village)                         7.600      05/01/2022            44,675
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Lancaster County Solid Waste Management
                  Authority                                                          5.000      12/15/2014            25,564
-----------------------------------------------------------------------------------------------------------------------------
      5,650,000   Langhorne Manor Boro Higher Education Authority
                  (Lower Bucks Hospital)                                             7.350      07/01/2022         5,787,860
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Langhorne Manor Boro Higher Education Authority
                  (Philadelphia Biblical University)                                 5.200      04/01/2020         1,020,310
-----------------------------------------------------------------------------------------------------------------------------
        575,000   Langhorne Manor Boro Higher Education Authority
                  (Philadelphia Biblical University)                                 5.500      04/01/2025           594,153
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Latrobe IDA (St. Vincent College)                                  5.375      05/01/2013            10,490
-----------------------------------------------------------------------------------------------------------------------------
         35,000   Latrobe IDA (St. Vincent College)                                  5.700      05/01/2031            36,876
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Lawrence County IDA (Shenango Presbyterian
                  Center)                                                            6.300      11/15/2009            25,013
-----------------------------------------------------------------------------------------------------------------------------
        115,000   Lawrence County IDA (Shenango Presbyterian
                  Center)                                                            7.000      11/15/2016           115,107
-----------------------------------------------------------------------------------------------------------------------------
      5,190,000   Lawrence County IDA (Shenango Presbyterian
                  Center)                                                            7.500      11/15/2031         5,608,003
-----------------------------------------------------------------------------------------------------------------------------
      1,020,000   Lehigh County GPA (Bible Fellowship Church
                  Home)                                                              6.000      12/15/2023         1,035,963
-----------------------------------------------------------------------------------------------------------------------------
      1,060,000   Lehigh County GPA (Bible Fellowship Church
                  Home)                                                              7.625      11/01/2021         1,171,586
-----------------------------------------------------------------------------------------------------------------------------
        750,000   Lehigh County GPA (Bible Fellowship Church
                  Home)                                                              7.750      11/01/2033           829,388
-----------------------------------------------------------------------------------------------------------------------------
      1,485,000   Lehigh County GPA (Kidspeace Obligated Group)                      5.800      11/01/2012         1,479,476
-----------------------------------------------------------------------------------------------------------------------------
      1,265,000   Lehigh County GPA (Kidspeace Obligated Group)                      5.800      11/01/2012         1,322,431
-----------------------------------------------------------------------------------------------------------------------------
      8,190,000   Lehigh County GPA (Kidspeace Obligated Group)                      6.000      11/01/2018         8,195,078
-----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Lehigh County GPA (Kidspeace Obligated Group)                      6.000      11/01/2018         2,091,280
-----------------------------------------------------------------------------------------------------------------------------
      1,100,000   Lehigh County GPA (Kidspeace Obligated Group)                      6.000      11/01/2023         1,090,914
-----------------------------------------------------------------------------------------------------------------------------
      2,940,000   Lehigh County GPA (Kidspeace Obligated Group)                      6.000      11/01/2023         3,074,182
-----------------------------------------------------------------------------------------------------------------------------
         60,000   Lehigh County GPA (Lehigh Valley Health Network)                   5.000      07/01/2028            61,151
-----------------------------------------------------------------------------------------------------------------------------
         45,000   Lehigh County GPA (Lehigh Valley Hospital)                         5.625      07/01/2015            45,819
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Lehigh County GPA (Lehigh Valley
                  Hospital/Muhlenberg Hospital Center/MCCC
                  Obligated Group)                                                   5.000      07/01/2028            10,192
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Lehigh County GPA (Lehigh Valley
                  Hospital/Muhlenberg Hospital Center/MCCC
                  Obligated Group)                                                   5.000      07/01/2028             5,096
-----------------------------------------------------------------------------------------------------------------------------


                   6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$        30,000   Lehigh County GPA (St. Lukes Hospital Bethlehem)                   5.375%     08/15/2033   $        32,530
-----------------------------------------------------------------------------------------------------------------------------
        190,000   Lehigh County IDA (Lifepath)                                       5.850      06/01/2008           189,972
-----------------------------------------------------------------------------------------------------------------------------
     23,340,000   Lehigh County IDA Pollution Control (Pennsylvania
                  Power & Light Electric Utilities Corp.) 2                          4.750      02/15/2027        23,957,693
-----------------------------------------------------------------------------------------------------------------------------
        250,000   Lehigh County Water Authority                                      5.000      11/01/2019           250,250
-----------------------------------------------------------------------------------------------------------------------------
        650,000   Lehigh Northampton Airport Authority (Lehigh
                  Valley International Airport)                                      5.000      01/01/2021           677,261
-----------------------------------------------------------------------------------------------------------------------------
        750,000   Lehigh Northampton Airport Authority (Lehigh
                  Valley International Airport)                                      5.000      01/01/2023           778,980
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Lewistown Boro Municipal Water Authority                           5.250      01/01/2028            15,129
-----------------------------------------------------------------------------------------------------------------------------
     12,640,000   Luzerne County IDA Water Facilities (American
                  Water Company) 2                                                   4.950      09/01/2034        13,166,835
-----------------------------------------------------------------------------------------------------------------------------
         85,000   Lycoming County Hospital Authority (MVH/DPH
                  Obligated Group)                                                   5.250      11/15/2015            85,615
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Lycoming County Hospital Authority (MVH/DPH
                  Obligated Group)                                                   5.500      11/15/2022            20,167
-----------------------------------------------------------------------------------------------------------------------------
         40,000   Lycoming County Hospital Authority (WH/NCPHS
                  Obligated Group)                                                   5.250      11/15/2015            40,289
-----------------------------------------------------------------------------------------------------------------------------
         60,000   Lycoming County Hospital Authority (WH/NCPHS
                  Obligated Group)                                                   5.375      11/15/2010            60,469
-----------------------------------------------------------------------------------------------------------------------------
        345,000   McKean County GO                                                   5.000      11/01/2022           347,060
-----------------------------------------------------------------------------------------------------------------------------
      2,730,000   McKean County Hospital Authority (Bradford
                  Hospital)                                                          5.000      10/01/2020         2,853,887
-----------------------------------------------------------------------------------------------------------------------------
      3,000,000   McKean County Hospital Authority (Bradford
                  Hospital) 6                                                        5.250      10/01/2030         3,175,530
-----------------------------------------------------------------------------------------------------------------------------
        100,000   Mifflin County Hospital Authority (Lewiston
                  Hospital)                                                          6.200      07/01/2030           108,244
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Montgomery County HEHA (Abington Memorial
                  Hospital)                                                          5.000      06/01/2028            10,186
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Montgomery County HEHA (Abington Memorial
                  Hospital)                                                          5.125      06/01/2027            20,637
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Montgomery County HEHA (Abington Memorial
                  Hospital)                                                          5.125      06/01/2032            20,572
-----------------------------------------------------------------------------------------------------------------------------
      8,740,000   Montgomery County HEHA (Arcadia University)                        5.000      04/01/2036         9,126,395
-----------------------------------------------------------------------------------------------------------------------------
      5,750,000   Montgomery County HEHA (Dickinson College)                         5.000      05/01/2031         6,085,225
-----------------------------------------------------------------------------------------------------------------------------
         60,000   Montgomery County HEHA (Holy Redeemer Health
                  System)                                                            5.250      10/01/2023            60,880
-----------------------------------------------------------------------------------------------------------------------------
         30,000   Montgomery County HEHA (Holy Redeemer Health
                  System)                                                            5.250      10/01/2027            30,444
-----------------------------------------------------------------------------------------------------------------------------
         80,000   Montgomery County HEHA (Holy Redeemer
                  Physician & Ambulatory Services)                                   5.250      10/01/2023            81,174
-----------------------------------------------------------------------------------------------------------------------------
        630,000   Montgomery County IDA (ACTS Retirement Life
                  Community)                                                         5.250      11/15/2028           641,743
-----------------------------------------------------------------------------------------------------------------------------
      1,750,000   Montgomery County IDA (Meadowood Corp.)                            6.250      12/01/2017         1,798,755
-----------------------------------------------------------------------------------------------------------------------------
        230,000   Montgomery County IDA (Pennsylvania-American
                  Water Company)                                                     5.050      06/01/2029           231,799
-----------------------------------------------------------------------------------------------------------------------------


                   7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     2,500,000   Montgomery County IDA (Whitemarsh Continued
                  Care)                                                              6.250%     02/01/2035   $     2,652,400
-----------------------------------------------------------------------------------------------------------------------------
      3,840,000   Montgomery County IDA (Wordsworth Academy)                         8.000      09/01/2024         3,846,490
-----------------------------------------------------------------------------------------------------------------------------
      2,915,000   New Morgan IDA (Browning-Ferris Industries) 6                      6.500      04/01/2019         2,929,750
-----------------------------------------------------------------------------------------------------------------------------
         40,000   New Wilmington Municipal Authority (Westminster
                  College)                                                           5.300      03/01/2018            40,327
-----------------------------------------------------------------------------------------------------------------------------
         55,000   New Wilmington Municipal Authority (Westminster
                  College)                                                           5.350      03/01/2028            55,349
-----------------------------------------------------------------------------------------------------------------------------
          5,000   North Wales Water Authority                                        5.000      11/01/2022             5,026
-----------------------------------------------------------------------------------------------------------------------------
        135,000   Northampton County Higher Education Authority
                  (Lafayette College)                                                5.000      11/01/2027           136,288
-----------------------------------------------------------------------------------------------------------------------------
         70,000   Northampton County IDA (Kirkland Village)                          5.625      12/15/2019            70,654
-----------------------------------------------------------------------------------------------------------------------------
        170,000   Northampton County IDA (Moravian Hall Square)                      5.350      07/01/2010           170,201
-----------------------------------------------------------------------------------------------------------------------------
         40,000   Northampton County IDA (Moravian Hall Square)                      5.700      07/01/2020            40,050
-----------------------------------------------------------------------------------------------------------------------------
      3,245,000   Northeastern PA Hospital & Education Authority
                  (Luzerne County Community College)                                 5.150      08/15/2016         3,273,102
-----------------------------------------------------------------------------------------------------------------------------
        470,000   Northeastern PA Hospital & Education Authority
                  (Wilkes University)                                                5.625      10/01/2018           470,545
-----------------------------------------------------------------------------------------------------------------------------
         30,000   Northeastern PA Hospital & Education Authority
                  (Wilkes University)                                                5.625      10/01/2018            30,045
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Northeastern PA Hospital & Education Authority
                  (Wilkes University)                                                5.625      10/01/2018             5,005
-----------------------------------------------------------------------------------------------------------------------------
        385,000   Northeastern PA Hospital & Education Authority
                  (WVHCS)                                                            5.250      01/01/2026           392,488
-----------------------------------------------------------------------------------------------------------------------------
        830,000   Northumberland County IDA (Aqua Pennsylvania)                      5.050      10/01/2039           865,034
-----------------------------------------------------------------------------------------------------------------------------
        665,000   Northumberland County IDA (NHS Youth Services)                     5.500      02/15/2033           710,506
-----------------------------------------------------------------------------------------------------------------------------
      1,820,000   Northumberland County IDA (NHS Youth Services)                     7.500      02/15/2029         1,963,598
-----------------------------------------------------------------------------------------------------------------------------
      3,855,000   Northumberland County IDA (NHS Youth Services)                     7.750      02/15/2029         4,205,497
-----------------------------------------------------------------------------------------------------------------------------
     10,000,000   PA EDFA (30th Street Garage)                                       5.875      06/01/2033        10,854,200
-----------------------------------------------------------------------------------------------------------------------------
         50,000   PA EDFA (Amtrak)                                                   6.000      11/01/2011            52,891
-----------------------------------------------------------------------------------------------------------------------------
        250,000   PA EDFA (Amtrak)                                                   6.125      11/01/2021           267,248
-----------------------------------------------------------------------------------------------------------------------------
      5,005,000   PA EDFA (Amtrak)                                                   6.250      11/01/2031         5,357,802
-----------------------------------------------------------------------------------------------------------------------------
        945,000   PA EDFA (Amtrak)                                                   6.375      11/01/2041         1,011,424
-----------------------------------------------------------------------------------------------------------------------------
     10,000,000   PA EDFA (Colver) 2                                                 4.625      12/01/2018        10,251,900
-----------------------------------------------------------------------------------------------------------------------------
     14,700,000   PA EDFA (National Gypsum Company)                                  6.125      11/02/2027        15,291,528
-----------------------------------------------------------------------------------------------------------------------------
      5,000,000   PA EDFA (National Gypsum Company)                                  6.250      11/01/2027         5,238,950
-----------------------------------------------------------------------------------------------------------------------------
      4,900,000   PA EDFA (Northampton Generating)                                   6.400      01/01/2009         4,904,606
-----------------------------------------------------------------------------------------------------------------------------
      8,515,000   PA EDFA (Northampton Generating)                                   6.500      01/01/2013         8,646,046
-----------------------------------------------------------------------------------------------------------------------------
      8,500,000   PA EDFA (Northampton Generating)                                   6.600      01/01/2019         8,585,850
-----------------------------------------------------------------------------------------------------------------------------
      1,300,000   PA EDFA (Northampton Generating)                                   6.875      01/01/2011         1,300,065
-----------------------------------------------------------------------------------------------------------------------------
     12,000,000   PA EDFA (Northampton Generating)                                   6.950      01/01/2021        12,000,720
-----------------------------------------------------------------------------------------------------------------------------
      4,310,000   PA EDFA (Northwestern Human Services)                              5.250      06/01/2014         4,316,077
-----------------------------------------------------------------------------------------------------------------------------
      3,000,000   PA EDFA (Northwestern Human Services)                              5.250      06/01/2028         2,939,910
-----------------------------------------------------------------------------------------------------------------------------
     10,000,000   PA EDFA (Reliant Energy) 2                                         6.750      12/01/2036        11,011,550
-----------------------------------------------------------------------------------------------------------------------------
      8,000,000   PA EDFA (Reliant Energy)                                           6.750      12/01/2036         8,809,280
-----------------------------------------------------------------------------------------------------------------------------
      6,000,000   PA EDFA (Reliant Energy)                                           6.750      12/01/2036         6,606,960
-----------------------------------------------------------------------------------------------------------------------------
     12,500,000   PA EDFA (Reliant Energy)                                           6.750      12/01/2036        13,764,500
-----------------------------------------------------------------------------------------------------------------------------
      7,000,000   PA EDFA (Reliant Energy/Reliant Seward Obligated
                  Group)                                                             6.750      12/01/2036         7,708,120
-----------------------------------------------------------------------------------------------------------------------------
     40,825,000   PA EDFA (USG Corp.)                                                6.000      06/01/2031        42,418,808
-----------------------------------------------------------------------------------------------------------------------------


                   8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     4,500,000   PA EDFA (Waste Management)                                         5.100%     10/01/2027   $     4,629,960
-----------------------------------------------------------------------------------------------------------------------------
         20,000   PA HEFA (Allegheny College)                                        5.000      11/01/2026            20,015
-----------------------------------------------------------------------------------------------------------------------------
         95,000   PA HEFA (Allegheny Delaware Valley Obligated
                  Group)                                                             5.875      11/15/2021            97,042
-----------------------------------------------------------------------------------------------------------------------------
         60,000   PA HEFA (Allegheny General Hospital)                               7.125      09/01/2007            60,100
-----------------------------------------------------------------------------------------------------------------------------
         55,000   PA HEFA (Allegheny General Hospital)                               7.250      09/01/2017            55,097
-----------------------------------------------------------------------------------------------------------------------------
        230,000   PA HEFA (Bryn Mawr College) 6                                      5.625      12/01/2027           234,917
-----------------------------------------------------------------------------------------------------------------------------
        100,000   PA HEFA (California University of Pennsylvania
                  Student Assoc.)                                                    5.000      07/01/2028           103,587
-----------------------------------------------------------------------------------------------------------------------------
      1,500,000   PA HEFA (California University of Pennsylvania
                  Student Assoc.)                                                    6.750      09/01/2020         1,636,305
-----------------------------------------------------------------------------------------------------------------------------
        110,000   PA HEFA (California University of Pennsylvania
                  Student Assoc.)                                                    6.750      09/01/2032           119,493
-----------------------------------------------------------------------------------------------------------------------------
         50,000   PA HEFA (California University of Pennsylvania
                  Student Assoc.)                                                    6.800      09/01/2025            54,555
-----------------------------------------------------------------------------------------------------------------------------
      1,475,000   PA HEFA (College of Science & Agriculture)                         5.350      04/15/2028         1,485,296
-----------------------------------------------------------------------------------------------------------------------------
      1,460,000   PA HEFA (Delaware Valley College of Science &
                  Agriculture)                                                       5.650      04/15/2025         1,551,703
-----------------------------------------------------------------------------------------------------------------------------
        815,000   PA HEFA (Delaware Valley College of Science &
                  Agriculture)                                                       5.750      04/15/2029           871,732
-----------------------------------------------------------------------------------------------------------------------------
        220,000   PA HEFA (Delaware Valley College of Science &
                  Agriculture)                                                       5.750      04/15/2034           234,601
-----------------------------------------------------------------------------------------------------------------------------
      3,210,000   PA HEFA (Delaware Valley College of Science &
                  Agriculture)                                                       5.800      04/15/2030         3,428,216
-----------------------------------------------------------------------------------------------------------------------------
      3,385,000   PA HEFA (Delaware Valley College of Science &
                  Agriculture)                                                       5.800      04/15/2033         3,608,918
-----------------------------------------------------------------------------------------------------------------------------
      1,830,000   PA HEFA (Elizabethtown College)                                    5.000      12/15/2021         1,926,459
-----------------------------------------------------------------------------------------------------------------------------
      3,070,000   PA HEFA (Elizabethtown College) 6                                  5.000      12/15/2024         3,217,636
-----------------------------------------------------------------------------------------------------------------------------
      4,000,000   PA HEFA (Elizabethtown College)                                    5.000      12/15/2027         4,189,280
-----------------------------------------------------------------------------------------------------------------------------
      1,820,000   PA HEFA (Geneva College)                                           5.375      04/01/2023         1,866,792
-----------------------------------------------------------------------------------------------------------------------------
         25,000   PA HEFA (Geneva College)                                           5.375      04/01/2023            25,681
-----------------------------------------------------------------------------------------------------------------------------
        860,000   PA HEFA (Geneva College)                                           5.450      04/01/2018           884,338
-----------------------------------------------------------------------------------------------------------------------------
      1,035,000   PA HEFA (Geneva College)                                           6.125      04/01/2022         1,109,613
-----------------------------------------------------------------------------------------------------------------------------
         40,000   PA HEFA (Higher Education System)                                  5.000      06/15/2019            40,564
-----------------------------------------------------------------------------------------------------------------------------
         50,000   PA HEFA (La Salle University)                                      5.500      05/01/2034            52,632
-----------------------------------------------------------------------------------------------------------------------------
        150,000   PA HEFA (La Salle University) 6                                    5.625      05/01/2017           150,974
-----------------------------------------------------------------------------------------------------------------------------
         10,000   PA HEFA (La Salle University)                                      5.700      05/01/2014            10,016
-----------------------------------------------------------------------------------------------------------------------------
        735,000   PA HEFA (Lycoming College)                                         5.250      11/01/2027           780,585
-----------------------------------------------------------------------------------------------------------------------------
      1,490,000   PA HEFA (Marywood University)                                      5.125      06/01/2029         1,573,589
-----------------------------------------------------------------------------------------------------------------------------
          5,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                             5.875      11/15/2016             5,107
-----------------------------------------------------------------------------------------------------------------------------
         60,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                             5.875      11/15/2016            61,295
-----------------------------------------------------------------------------------------------------------------------------
      3,040,000   PA HEFA (MCP/HUHS/AUS Obligated Group) 6                           5.875      11/15/2021         3,105,603
-----------------------------------------------------------------------------------------------------------------------------
        250,000   PA HEFA (Philadelphia University)                                  5.000      06/01/2035           256,228
-----------------------------------------------------------------------------------------------------------------------------
      3,000,000   PA HEFA (Philadelphia University)                                  5.125      06/01/2025         3,114,420
-----------------------------------------------------------------------------------------------------------------------------
      2,200,000   PA HEFA (Philadelphia University)                                  5.250      06/01/2032         2,286,218
-----------------------------------------------------------------------------------------------------------------------------
        250,000   PA HEFA (Philadelphia University)                                  6.000      06/01/2029           263,963
-----------------------------------------------------------------------------------------------------------------------------
         35,000   PA HEFA (Philadelphia University)                                  6.100      06/01/2030            37,055
-----------------------------------------------------------------------------------------------------------------------------
        105,000   PA HEFA (St. Francis University)                                   5.750      11/01/2023           112,176
-----------------------------------------------------------------------------------------------------------------------------
      3,925,000   PA HEFA (St. Francis University)                                   6.250      11/01/2018         4,291,203
-----------------------------------------------------------------------------------------------------------------------------
         30,000   PA HEFA (State System Higher Education)                            5.125      06/15/2012            30,050
-----------------------------------------------------------------------------------------------------------------------------


                   9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     1,215,000   PA HEFA (University of the Arts)                                   5.000%     09/15/2033   $     1,271,874
-----------------------------------------------------------------------------------------------------------------------------
         25,000   PA HEFA (University of the Arts)                                   5.750      03/15/2030            26,166
-----------------------------------------------------------------------------------------------------------------------------
        100,000   PA HEFA (UPMC Health System)                                       5.000      08/01/2029           102,748
-----------------------------------------------------------------------------------------------------------------------------
         30,000   PA HEFA (UPMC Health System)                                       6.000      01/15/2031            32,392
-----------------------------------------------------------------------------------------------------------------------------
      1,650,000   PA HEFA (Ursinus College)                                          5.000      01/01/2036         1,721,214
-----------------------------------------------------------------------------------------------------------------------------
        750,000   PA HEFA (Widener University)                                       5.000      07/15/2026           782,250
-----------------------------------------------------------------------------------------------------------------------------
        100,000   PA HEFA (Widener University)                                       5.250      07/15/2024           105,010
-----------------------------------------------------------------------------------------------------------------------------
         70,000   PA HEFA (Widener University)                                       5.400      07/15/2036            73,832
-----------------------------------------------------------------------------------------------------------------------------
      7,500,000   PA HFA (Single Family Mtg.)                                        4.700      10/01/2037         7,421,850
-----------------------------------------------------------------------------------------------------------------------------
        760,000   PA HFA (Single Family Mtg.)                                        5.050      10/01/2024           762,918
-----------------------------------------------------------------------------------------------------------------------------
      2,115,000   PA HFA (Single Family Mtg.)                                        5.450      10/01/2032         2,193,255
-----------------------------------------------------------------------------------------------------------------------------
      9,180,000   PA HFA (Single Family Mtg.), Series 61A                            5.450      10/01/2021         9,212,130
-----------------------------------------------------------------------------------------------------------------------------
      4,440,000   PA HFA (Single Family Mtg.), Series 61A                            5.500      04/01/2029         4,473,833
-----------------------------------------------------------------------------------------------------------------------------
        160,000   PA HFA (Single Family Mtg.), Series 61A                            5.500      04/01/2029           161,219
-----------------------------------------------------------------------------------------------------------------------------
         25,000   PA HFA (Single Family Mtg.), Series 62A                            5.200      10/01/2011            25,632
-----------------------------------------------------------------------------------------------------------------------------
        295,000   PA HFA (Single Family Mtg.), Series 63A                            5.447 8    04/01/2030            85,476
-----------------------------------------------------------------------------------------------------------------------------
         50,000   PA HFA (Single Family Mtg.), Series 64                             5.000      10/01/2017            50,739
-----------------------------------------------------------------------------------------------------------------------------
          5,000   PA HFA (Single Family Mtg.), Series 66A                            5.650      04/01/2029             5,020
-----------------------------------------------------------------------------------------------------------------------------
      3,570,000   PA HFA (Single Family Mtg.), Series 67A                            5.400      10/01/2024         3,608,092
-----------------------------------------------------------------------------------------------------------------------------
      4,740,000   PA HFA (Single Family Mtg.), Series 70A 6                          5.800      04/01/2027         4,881,773
-----------------------------------------------------------------------------------------------------------------------------
      8,000,000   PA HFA (Single Family Mtg.), Series 72A 2                          5.250      04/01/2021         8,326,240
-----------------------------------------------------------------------------------------------------------------------------
     11,400,000   PA HFA (Single Family Mtg.), Series 73A 2                          5.350      10/01/2022        11,746,674
-----------------------------------------------------------------------------------------------------------------------------
     10,000,000   PA HFA (Single Family Mtg.), Series 74B 2                          5.150      10/01/2022        10,266,750
-----------------------------------------------------------------------------------------------------------------------------
      1,020,000   PA HFA (Single Family Mtg.), Series 74B                            5.150      10/01/2022         1,047,203
-----------------------------------------------------------------------------------------------------------------------------
      3,075,000   PA HFA (Single Family Mtg.), Series 74B                            5.250      04/01/2032         3,155,873
-----------------------------------------------------------------------------------------------------------------------------
      3,000,000   PA HFA (Single Family Mtg.), Series 95A                            4.875      10/01/2031         3,024,630
-----------------------------------------------------------------------------------------------------------------------------
     12,525,000   PA HFA (Single Family Mtg.), Series 96A                            4.700      10/01/2037        12,394,490
-----------------------------------------------------------------------------------------------------------------------------
     10,000,000   PA HFA (Single Family Mtg.), Series B 2                            5.100      10/01/2020        10,273,250
-----------------------------------------------------------------------------------------------------------------------------
         55,000   PA Intergovernmental Cooperative Authority                         5.000      06/15/2021            56,429
-----------------------------------------------------------------------------------------------------------------------------
        145,000   PA State University, Series A                                      5.000      08/15/2027           148,390
-----------------------------------------------------------------------------------------------------------------------------
         15,000   PA Turnpike Commission                                             5.000      12/01/2023            15,459
-----------------------------------------------------------------------------------------------------------------------------
          5,000   PA Turnpike Commission                                             5.000      12/01/2023             5,128
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Patterson Township Municipal Authority                             5.500      04/15/2011            10,011
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Penn Hills GO                                                      5.850      12/01/2014            25,299
-----------------------------------------------------------------------------------------------------------------------------
        235,000   Philadelphia Airport                                               5.375      06/15/2015           243,044
-----------------------------------------------------------------------------------------------------------------------------
      1,310,000   Philadelphia Airport, Series A 6                                   5.000      06/15/2023         1,368,609
-----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Philadelphia Airport, Series A 6                                   5.000      06/15/2024         2,088,080
-----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Philadelphia Airport, Series A 6                                   5.000      06/15/2025         2,088,080
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Philadelphia Airport, Series B                                     5.250      06/15/2011            25,534
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Philadelphia Airport, Series B                                     5.250      06/15/2012            15,320
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Philadelphia Airport, Series B                                     5.250      06/15/2031            15,669
-----------------------------------------------------------------------------------------------------------------------------
        490,000   Philadelphia Airport, Series B                                     5.400      06/15/2027           500,422
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Philadelphia Airport, Series B                                     5.500      06/15/2017            51,077
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Philadelphia Authority for Industrial Devel.                       5.250      10/01/2030             5,273
-----------------------------------------------------------------------------------------------------------------------------


                  10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     6,720,000   Philadelphia Authority for Industrial Devel. (Aero
                  Philadelphia)                                                      5.500%     01/01/2024   $     6,828,528
-----------------------------------------------------------------------------------------------------------------------------
      3,870,000   Philadelphia Authority for Industrial Devel. (Air
                  Cargo)                                                             7.500      01/01/2025         4,239,624
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Philadelphia Authority for Industrial Devel.
                  (American College of Physicians)                                   6.000      06/15/2030            26,458
-----------------------------------------------------------------------------------------------------------------------------
      1,150,000   Philadelphia Authority for Industrial Devel. (Baptist
                  Home of Philadelphia)                                              5.500      11/15/2018         1,153,151
-----------------------------------------------------------------------------------------------------------------------------
        786,000   Philadelphia Authority for Industrial Devel. (Baptist
                  Home of Philadelphia)                                              5.600      11/15/2028           786,652
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Philadelphia Authority for Industrial Devel.
                  (Cathedral Village)                                                5.600      04/01/2012            20,015
-----------------------------------------------------------------------------------------------------------------------------
         35,000   Philadelphia Authority for Industrial Devel.
                  (Cathedral Village)                                                5.700      04/01/2015            35,227
-----------------------------------------------------------------------------------------------------------------------------
        450,000   Philadelphia Authority for Industrial Devel.
                  (Cathedral Village)                                                6.750      04/01/2023           498,249
-----------------------------------------------------------------------------------------------------------------------------
      1,100,000   Philadelphia Authority for Industrial Devel.
                  (Cathedral Village)                                                6.875      04/01/2034         1,226,159
-----------------------------------------------------------------------------------------------------------------------------
      2,585,000   Philadelphia Authority for Industrial Devel. (City of
                  Philadelphia) 6                                                    5.375      02/15/2027         2,639,414
-----------------------------------------------------------------------------------------------------------------------------
      2,750,000   Philadelphia Authority for Industrial Devel. (First
                  Mtg.-CPAP)                                                         6.125      04/01/2019         2,063,298
-----------------------------------------------------------------------------------------------------------------------------
      1,790,000   Philadelphia Authority for Industrial Devel. (Franklin
                  Towne Charter High School)                                         5.250      01/01/2027         1,856,516
-----------------------------------------------------------------------------------------------------------------------------
      1,085,000   Philadelphia Authority for Industrial Devel. (Franklin
                  Towne Charter High School)                                         5.375      01/01/2032         1,128,899
-----------------------------------------------------------------------------------------------------------------------------
      1,330,000   Philadelphia Authority for Industrial Devel.
                  (International Educational & Community Project)                    5.875      06/01/2022         1,432,915
-----------------------------------------------------------------------------------------------------------------------------
         35,000   Philadelphia Authority for Industrial Devel. (PGH
                  Devel. Corp.)                                                      5.250      07/01/2017            35,041
-----------------------------------------------------------------------------------------------------------------------------
      8,000,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport System) 2                                    5.400      07/01/2022         8,453,400
-----------------------------------------------------------------------------------------------------------------------------
         30,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport)                                             5.000      07/01/2019            30,548
-----------------------------------------------------------------------------------------------------------------------------
     19,620,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport)                                             5.000      07/01/2023        19,960,603
-----------------------------------------------------------------------------------------------------------------------------
      3,030,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport) 6                                           5.125      07/01/2028         3,085,964
-----------------------------------------------------------------------------------------------------------------------------
         95,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport)                                             5.250      07/01/2028            99,460
-----------------------------------------------------------------------------------------------------------------------------
        400,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport)                                             5.300      07/01/2017           409,100
-----------------------------------------------------------------------------------------------------------------------------
      1,640,000   Philadelphia Authority for Industrial Devel. (Richard
                  Allen Prep Charter School)                                         6.250      05/01/2033         1,667,634
-----------------------------------------------------------------------------------------------------------------------------
      1,370,000   Philadelphia Authority for Industrial Devel. (Stapeley
                  Germantown)                                                        5.000      01/01/2015         1,325,009
-----------------------------------------------------------------------------------------------------------------------------
      1,580,000   Philadelphia Authority for Industrial Devel. (Stapeley
                  Germantown)                                                        5.125      01/01/2021         1,497,287
-----------------------------------------------------------------------------------------------------------------------------


                  11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     1,400,000   Philadelphia Authority for Industrial Devel. Senior
                  Living (Arbor House)                                               6.100%     07/01/2033   $     1,490,832
-----------------------------------------------------------------------------------------------------------------------------
        780,000   Philadelphia Authority for Industrial Devel. Senior
                  Living (GIH/PPAM)                                                  5.125      07/01/2016           797,410
-----------------------------------------------------------------------------------------------------------------------------
      1,240,000   Philadelphia Authority for Industrial Devel. Senior
                  Living (Miriam and Robert M. Rieder House)                         6.100      07/01/2033         1,320,451
-----------------------------------------------------------------------------------------------------------------------------
      3,000,000   Philadelphia Authority for Industrial Devel. Senior
                  Living (Presbyterian Homes Germantown)                             5.625      07/01/2035         3,144,390
-----------------------------------------------------------------------------------------------------------------------------
      1,160,000   Philadelphia Authority for Industrial Devel. Senior
                  Living (Robert Saligman House)                                     6.100      07/01/2033         1,235,261
-----------------------------------------------------------------------------------------------------------------------------
     13,700,000   Philadelphia Authority for Industrial Devel., Series B 2           5.125      10/01/2026        14,387,466
-----------------------------------------------------------------------------------------------------------------------------
      7,120,000   Philadelphia Gas Works 2                                           5.125      08/01/2031         7,508,289
-----------------------------------------------------------------------------------------------------------------------------
      8,000,000   Philadelphia Gas Works 2                                           5.250      08/01/2021         8,475,240
-----------------------------------------------------------------------------------------------------------------------------
        205,000   Philadelphia Gas Works 6                                           5.250      08/01/2024           205,221
-----------------------------------------------------------------------------------------------------------------------------
      8,050,000   Philadelphia GO                                                    5.000      05/15/2020         8,138,309
-----------------------------------------------------------------------------------------------------------------------------
        215,000   Philadelphia GO                                                    5.000      05/15/2025           216,982
-----------------------------------------------------------------------------------------------------------------------------
        325,000   Philadelphia GO                                                    5.000      03/15/2028           332,722
-----------------------------------------------------------------------------------------------------------------------------
      1,210,000   Philadelphia H&HEFA (Centralized Comprehensive
                  Human Services)                                                    7.250      01/01/2021         1,290,405
-----------------------------------------------------------------------------------------------------------------------------
      1,475,000   Philadelphia H&HEFA (Jeanes Health System)                         6.600      07/01/2010         1,543,735
-----------------------------------------------------------------------------------------------------------------------------
         80,000   Philadelphia H&HEFA (Jefferson Health System)                      5.000      05/15/2018            82,139
-----------------------------------------------------------------------------------------------------------------------------
      1,675,000   Philadelphia H&HEFA (North Philadelphia Health
                  System)                                                            5.300      01/01/2018         1,720,996
-----------------------------------------------------------------------------------------------------------------------------
      2,380,000   Philadelphia H&HEFA (Philadelphia Protestant
                  Home)                                                              6.500      07/01/2027         2,384,213
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Philadelphia H&HEFA (Temple University Children's
                  Medical Center)                                                    5.625      06/15/2019            25,918
-----------------------------------------------------------------------------------------------------------------------------
        125,000   Philadelphia H&HEFA (Temple University Children's
                  Medical Center)                                                    5.750      06/15/2029           130,258
-----------------------------------------------------------------------------------------------------------------------------
        140,000   Philadelphia H&HEFA (Temple University Hospital)                   5.500      11/15/2015           141,653
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Philadelphia H&HEFA (Temple University Hospital)                   5.500      11/15/2027            10,178
-----------------------------------------------------------------------------------------------------------------------------
        260,000   Philadelphia H&HEFA (Temple University Hospital)                   5.500      11/15/2027           263,266
-----------------------------------------------------------------------------------------------------------------------------
         35,000   Philadelphia H&HEFA (Temple University Hospital)                   5.875      11/15/2023            35,584
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Philadelphia H&HEFA (Temple University Hospital)                   6.500      11/15/2008            15,346
-----------------------------------------------------------------------------------------------------------------------------
     17,600,000   Philadelphia H&HEFA (Temple University Hospital)                   6.625      11/15/2023        17,645,936
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Philadelphia New Public Housing Authority                          5.000      04/01/2012             5,201
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Philadelphia Parking Authority                                     5.000      02/01/2027            51,187
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Philadelphia Parking Authority (Airport)                           5.500      09/01/2018            25,387
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Philadelphia Parking Authority, Series A                           5.250      02/15/2029            20,617
-----------------------------------------------------------------------------------------------------------------------------
        185,000   Philadelphia Redevel. Authority (Multifamily Hsg.)                 5.450      02/01/2023           187,259
-----------------------------------------------------------------------------------------------------------------------------
      9,000,000   Philadelphia Redevel. Authority (Neighborhood
                  Transformation) 2                                                  5.000      04/15/2028         9,491,985
-----------------------------------------------------------------------------------------------------------------------------
      2,580,000   Philadelphia Redevel. Authority (Pavilion
                  Apartments)                                                        6.000      10/01/2023         2,723,680
-----------------------------------------------------------------------------------------------------------------------------
      4,100,000   Philadelphia Redevel. Authority (Pavilion
                  Apartments)                                                        6.250      10/01/2032         4,356,332
-----------------------------------------------------------------------------------------------------------------------------
      8,000,000   Philadelphia School District 2                                     5.625      08/01/2022         8,734,560
-----------------------------------------------------------------------------------------------------------------------------


                  12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$    28,000,000   Philadelphia Water & Wastewater, Series A 2                        5.000%     11/01/2031   $    29,160,180
-----------------------------------------------------------------------------------------------------------------------------
        420,000   Philadelphia Water & Wastewater, Series A                          5.000      08/01/2022           429,626
-----------------------------------------------------------------------------------------------------------------------------
      7,000,000   Philadelphia Water & Wastewater, Series A                          5.000      11/01/2031         7,290,010
-----------------------------------------------------------------------------------------------------------------------------
        220,000   Philadelphia Water & Wastewater, Series A                          5.125      08/01/2027           225,111
-----------------------------------------------------------------------------------------------------------------------------
         35,000   Philadelphia Water & Wastewater, Series A                          5.125      08/01/2027            35,813
-----------------------------------------------------------------------------------------------------------------------------
        190,000   Pine Grove GO                                                      5.050      06/15/2011           190,283
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Pittsburgh & Allegheny County Public Auditorium
                  Authority                                                          5.000      02/01/2024            10,320
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Pittsburgh & Allegheny County Public Auditorium
                  Authority                                                          5.000      02/01/2029            51,477
-----------------------------------------------------------------------------------------------------------------------------
         40,000   Pittsburgh & Allegheny County Public Auditorium
                  Authority                                                          5.250      02/01/2031            41,492
-----------------------------------------------------------------------------------------------------------------------------
      1,290,000   Pittsburgh Urban Redevel. Authority (West Park
                  Court)                                                             4.900      11/20/2047         1,259,543
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Pittsburgh Urban Redevel. Authority, Series A                      5.200      10/01/2020            20,359
-----------------------------------------------------------------------------------------------------------------------------
         40,000   Pittsburgh Urban Redevel. Authority, Series A                      5.250      10/01/2029            40,680
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Pittsburgh Urban Redevel. Authority, Series A                      7.250      02/01/2024            20,025
-----------------------------------------------------------------------------------------------------------------------------
         60,000   Pittsburgh Urban Redevel. Authority, Series C                      5.600      04/01/2020            60,926
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Pittsburgh Urban Redevel. Authority, Series C                      5.700      04/01/2030            25,370
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Pittsburgh Urban Redevel. Authority, Series C                      5.900      10/01/2022            15,352
-----------------------------------------------------------------------------------------------------------------------------
        735,000   Pittsburgh Urban Redevel. Authority, Series C 6                    5.950      10/01/2029           752,184
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Pittsburgh Urban Redevel. Authority, Series C                      7.125      08/01/2013            10,013
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Pittsburgh Water & Sewer Authority, Series A                       5.050      09/01/2025            10,085
-----------------------------------------------------------------------------------------------------------------------------
        400,000   Pittsburgh Water & Sewer Authority, Series C                       5.125      09/01/2023           403,940
-----------------------------------------------------------------------------------------------------------------------------
        120,000   Potter County Hospital Authority (Charles Cole
                  Memorial Hospital)                                                 6.050      08/01/2024           121,987
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Pottsville Hospital Authority (Pottsville Hospital &
                  Warne Clinic)                                                      5.500      07/01/2018         1,002,720
-----------------------------------------------------------------------------------------------------------------------------
      4,170,000   Pottsville Hospital Authority (Pottsville Hospital &
                  Warne Clinic)                                                      5.625      07/01/2024         4,173,128
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Pottsville Hospital Authority (Pottsville Hospital &
                  Warne Clinic)                                                      5.625      07/01/2024            25,330
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Saxonburg Area Authority (Sewer & Water) 6                         5.000      03/01/2030         1,057,360
-----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Sayre Health Care Facilities (Guthrie Healthcare
                  System)                                                            7.125      12/01/2031         2,405,520
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Schuylkill County IDA (DOCNHS/BSVHS/WMHS
                  Obligated Group)                                                   5.000      11/01/2028            10,241
-----------------------------------------------------------------------------------------------------------------------------
        145,000   Scranton School District                                           5.000      04/01/2022           148,699
-----------------------------------------------------------------------------------------------------------------------------
        220,000   Scranton School District 6                                         5.000      04/01/2025           225,135
-----------------------------------------------------------------------------------------------------------------------------
        440,000   Scranton School District                                           5.000      04/01/2031           449,632
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Sharon Regional Health System Authority
                  (SRPS/SRHS Obligated Group)                                        5.000      12/01/2028             5,142
-----------------------------------------------------------------------------------------------------------------------------
         30,000   Somerset County Hospital Authority (Somerset
                  Community Hospital)                                                5.375      03/01/2017            30,627
-----------------------------------------------------------------------------------------------------------------------------
        450,000   South Fork Municipal Authority (Conemaugh Valley
                  Memorial Hospital)                                                 5.000      07/01/2028           458,636
-----------------------------------------------------------------------------------------------------------------------------
        305,000   South Fork Municipal Authority (Good Samaritan
                  Medial Center of Johnstown)                                        5.250      07/01/2026           309,191
-----------------------------------------------------------------------------------------------------------------------------
         25,000   South Fork Municipal Authority (Good Samaritan
                  Medial Center of Johnstown)                                        5.375      07/01/2016            25,428
-----------------------------------------------------------------------------------------------------------------------------
          5,000   South Park School District                                         5.000      05/15/2016             5,065
-----------------------------------------------------------------------------------------------------------------------------


                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     1,400,000   Southcentral General Authority (Hanover Hospital) 2                5.000%     12/01/2023   $     1,460,998
-----------------------------------------------------------------------------------------------------------------------------
      2,245,000   Southcentral General Authority (Hanover Hospital) 2                5.000      12/01/2025         2,338,541
-----------------------------------------------------------------------------------------------------------------------------
      3,265,000   Southcentral General Authority (Hanover Hospital) 2                5.000      12/01/2026         3,400,759
-----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Southcentral General Authority (Hanover Hospital) 2                5.000      12/01/2027         2,090,060
-----------------------------------------------------------------------------------------------------------------------------
      2,510,000   Southcentral General Authority (Hanover Hospital) 2                5.000      12/01/2028         2,623,476
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Southcentral General Authority (Hanover Hospital) 2                5.000      12/01/2030         1,045,755
-----------------------------------------------------------------------------------------------------------------------------
        470,000   Southcentral General Authority (Hanover Hospital)                  5.000      12/01/2030           491,507
-----------------------------------------------------------------------------------------------------------------------------
      8,900,000   St. Mary Hospital Authority (Catholic Health East)                 4.420 1    11/15/2034         8,903,115
-----------------------------------------------------------------------------------------------------------------------------
     26,100,000   St. Mary Hospital Authority (Catholic Health East) 2               4.420      11/15/2034        26,109,135
-----------------------------------------------------------------------------------------------------------------------------
      3,250,000   St. Mary Hospital Authority (Catholic Health East)                 5.375      11/15/2034         3,582,410
-----------------------------------------------------------------------------------------------------------------------------
         95,000   St. Mary Hospital Authority (Catholic Health
                  Initiatives)                                                       5.000      12/01/2028            97,039
-----------------------------------------------------------------------------------------------------------------------------
         50,000   St. Mary Hospital Authority (Franciscan Health)                    7.000      06/15/2015            50,401
-----------------------------------------------------------------------------------------------------------------------------
         15,000   State Public School Building Authority (Butler
                  College)                                                           5.400      07/15/2012            15,520
-----------------------------------------------------------------------------------------------------------------------------
          5,000   State Public School Building Authority (Chester
                  Upland School District)                                            5.150      11/15/2026             5,240
-----------------------------------------------------------------------------------------------------------------------------
      2,060,000   State Public School Building Authority (Haverford
                  Township School District)                                          5.000      03/15/2029         2,181,725
-----------------------------------------------------------------------------------------------------------------------------
         35,000   State Public School Building Authority (Lehigh
                  Carbon Community College)                                          5.000      11/01/2017            35,218
-----------------------------------------------------------------------------------------------------------------------------
         85,000   Susquehanna Area Regional Airport Authority                        5.000      01/01/2028            87,788
-----------------------------------------------------------------------------------------------------------------------------
        140,000   Susquehanna Area Regional Airport Authority                        5.375      01/01/2018           144,253
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Susquehanna Area Regional Airport Authority (Aero
                  Harrisburg)                                                        5.500      01/01/2024           989,600
-----------------------------------------------------------------------------------------------------------------------------
         15,000   Union County Hospital Authority (United
                  Methodist Continuing Care Services)                                6.250      04/01/2012            15,012
-----------------------------------------------------------------------------------------------------------------------------
         45,000   University of Pittsburgh                                           5.000      06/01/2021            45,943
-----------------------------------------------------------------------------------------------------------------------------
         10,000   University of Pittsburgh                                           5.125      06/01/2022            10,211
-----------------------------------------------------------------------------------------------------------------------------
         30,000   University of Pittsburgh                                           5.125      06/01/2027            30,632
-----------------------------------------------------------------------------------------------------------------------------
          5,000   Venango IDA (Boise Cascade Corp.)                                  5.900      09/01/2007             5,017
-----------------------------------------------------------------------------------------------------------------------------
      5,450,000   Washington County Authority (Capital Projects &
                  Equipment Program) 6                                               6.150      12/01/2029         5,869,977
-----------------------------------------------------------------------------------------------------------------------------
         35,000   Washington County Hospital Authority
                  (Washington Hospital)                                              5.125      07/01/2028            35,741
-----------------------------------------------------------------------------------------------------------------------------
      5,250,000   Washington County Redevel. Authority (Victory
                  Centre)                                                            5.450      07/01/2035         5,404,508
-----------------------------------------------------------------------------------------------------------------------------
        750,000   Washington Township Municipal Authority                            5.875      12/15/2023           787,980
-----------------------------------------------------------------------------------------------------------------------------
      2,500,000   Washington Township Municipal Authority                            6.000      12/15/2033         2,677,150
-----------------------------------------------------------------------------------------------------------------------------
        300,000   West Shore Area Hospital Authority (Holy Spirit
                  Hospital)                                                          6.250      01/01/2032           320,760
-----------------------------------------------------------------------------------------------------------------------------
      1,550,000   Westmoreland County IDA (Redstone Retirement
                  Community)                                                         5.750      01/01/2026         1,637,544
-----------------------------------------------------------------------------------------------------------------------------


                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     1,085,000   Westmoreland County IDA (Redstone Retirement
                  Community)                                                         5.875%     01/01/2032   $     1,151,044
-----------------------------------------------------------------------------------------------------------------------------
         10,000   Westmoreland County Redevel. Authority (Harmon
                  House)                                                             5.400      06/20/2028            10,380
-----------------------------------------------------------------------------------------------------------------------------
         20,000   York County Hospital Authority (York Hospital)                     5.500      07/01/2008            20,025
-----------------------------------------------------------------------------------------------------------------------------
         10,000   York County IDA (PSEG Power)                                       5.500      09/01/2020            10,581
-----------------------------------------------------------------------------------------------------------------------------
         20,000   York Hsg. Corp. Mtg., Series A                                     6.875      11/01/2009            20,019
                                                                                                             ----------------
                                                                                                               1,091,437,917

U.S. POSSESSIONS--38.9%
      1,485,000   Guam EDA (TASC) 6                                                  5.400      05/15/2031         1,529,431
-----------------------------------------------------------------------------------------------------------------------------
      3,900,000   Guam EDA (TASC) 6                                                  5.500      05/15/2041         4,033,965
-----------------------------------------------------------------------------------------------------------------------------
        115,000   Guam GO, Series A                                                  5.375      11/15/2013           115,107
-----------------------------------------------------------------------------------------------------------------------------
      3,650,000   Guam GO, Series A                                                  5.400      11/15/2018         3,652,774
-----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Guam Government Waterworks Authority &
                  Wastewater System 6                                                5.875      07/01/2035         2,154,240
-----------------------------------------------------------------------------------------------------------------------------
        500,000   Guam Government Waterworks Authority &
                  Wastewater System                                                  6.000      07/01/2025           548,790
-----------------------------------------------------------------------------------------------------------------------------
        700,000   Guam Hsg. Corp. (Single Family Mtg.) 6                             5.750      09/01/2031           762,965
-----------------------------------------------------------------------------------------------------------------------------
        175,000   Guam Power Authority, Series A                                     5.250      10/01/2013           175,086
-----------------------------------------------------------------------------------------------------------------------------
        710,000   Guam Power Authority, Series A                                     5.250      10/01/2023           714,423
-----------------------------------------------------------------------------------------------------------------------------
      9,500,000   Northern Mariana Islands Ports Authority, Series A                 5.000      06/01/2030         9,570,680
-----------------------------------------------------------------------------------------------------------------------------
      2,725,000   Northern Mariana Islands Ports Authority, Series A                 5.500      03/15/2031         2,794,733
-----------------------------------------------------------------------------------------------------------------------------
         60,000   Northern Mariana Islands Ports Authority, Series A                 6.000      06/01/2014            64,069
-----------------------------------------------------------------------------------------------------------------------------
      1,955,000   Northern Mariana Islands Ports Authority, Series A                 6.250      03/15/2028         2,063,522
-----------------------------------------------------------------------------------------------------------------------------
      1,350,000   Northern Mariana Islands Ports Authority, Series A                 6.600      03/15/2028         1,540,377
-----------------------------------------------------------------------------------------------------------------------------
     10,100,000   Northern Mariana Islands Ports Authority, Series A                 6.750      10/01/2033        11,557,026
-----------------------------------------------------------------------------------------------------------------------------
         50,000   Puerto Rico Aqueduct & Sewer Authority                             5.000      07/01/2019            50,965
-----------------------------------------------------------------------------------------------------------------------------
     29,695,000   Puerto Rico Children's Trust Fund (TASC)                           5.375      05/15/2033        31,097,495
-----------------------------------------------------------------------------------------------------------------------------
     88,630,000   Puerto Rico Children's Trust Fund (TASC)                           5.500      05/15/2039        92,985,278
-----------------------------------------------------------------------------------------------------------------------------
     75,625,000   Puerto Rico Children's Trust Fund (TASC)                           5.625      05/15/2043        79,659,594
-----------------------------------------------------------------------------------------------------------------------------
    355,000,000   Puerto Rico Children's Trust Fund (TASC)                           6.364 8    05/15/2050        24,956,500
-----------------------------------------------------------------------------------------------------------------------------
     97,000,000   Puerto Rico Children's Trust Fund (TASC)                           7.013 8    05/15/2055         3,626,830
-----------------------------------------------------------------------------------------------------------------------------
      2,770,000   Puerto Rico Commonwealth GO                                        5.000      07/01/2035         2,901,575
-----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Commonwealth GO                                        5.250      07/01/2030         1,075,620
-----------------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Commonwealth GO                                        5.250      07/01/2032         2,148,100
-----------------------------------------------------------------------------------------------------------------------------
        290,000   Puerto Rico Electric Power Authority, Series AA 6                  5.375      07/01/2027           295,136
-----------------------------------------------------------------------------------------------------------------------------
         20,000   Puerto Rico Electric Power Authority, Series DD                    5.000      07/01/2028            20,535
-----------------------------------------------------------------------------------------------------------------------------
      9,800,000   Puerto Rico Electric Power Authority, Series UU 7                  0.000 1    07/01/2025         9,800,000
-----------------------------------------------------------------------------------------------------------------------------
     18,200,000   Puerto Rico Electric Power Authority, Series UU 7                  0.000 1    07/01/2031        18,200,000
-----------------------------------------------------------------------------------------------------------------------------
        900,000   Puerto Rico HFC, Series B                                          5.300      12/01/2028           927,684
-----------------------------------------------------------------------------------------------------------------------------
      1,450,000   Puerto Rico Highway & Transportation Authority 6                   5.500      07/01/2036         1,643,474
-----------------------------------------------------------------------------------------------------------------------------
        540,000   Puerto Rico Highway & Transportation Authority,
                  Series A                                                           5.000      07/01/2038           554,332
-----------------------------------------------------------------------------------------------------------------------------
         25,000   Puerto Rico Highway & Transportation Authority,
                  Series A                                                           5.000      07/01/2038            25,413
-----------------------------------------------------------------------------------------------------------------------------
        445,000   Puerto Rico Highway & Transportation Authority,
                  Series AA                                                          5.000      07/01/2035           460,602
-----------------------------------------------------------------------------------------------------------------------------


                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON      MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     2,070,000   Puerto Rico Highway & Transportation Authority,
                  Series G                                                           5.000%     07/01/2033   $     2,222,435
-----------------------------------------------------------------------------------------------------------------------------
      1,075,000   Puerto Rico Highway & Transportation Authority,
                  Series G                                                           5.000      07/01/2033         1,112,690
-----------------------------------------------------------------------------------------------------------------------------
      2,935,000   Puerto Rico Highway & Transportation Authority,
                  Series G                                                           5.000      07/01/2042         3,151,133
-----------------------------------------------------------------------------------------------------------------------------
      1,805,000   Puerto Rico Highway & Transportation Authority,
                  Series G                                                           5.000      07/01/2042         1,860,395
-----------------------------------------------------------------------------------------------------------------------------
        620,000   Puerto Rico Highway & Transportation Authority,
                  Series H                                                           5.000      07/01/2028           664,243
-----------------------------------------------------------------------------------------------------------------------------
        325,000   Puerto Rico Highway & Transportation Authority,
                  Series H                                                           5.000      07/01/2028           336,928
-----------------------------------------------------------------------------------------------------------------------------
     12,000,000   Puerto Rico Highway & Transportation Authority,
                  Series J                                                           5.125      07/01/2039        13,071,600
-----------------------------------------------------------------------------------------------------------------------------
      7,725,000   Puerto Rico Highway & Transportation Authority,
                  Series J                                                           5.125      07/01/2043         8,414,843
-----------------------------------------------------------------------------------------------------------------------------
      8,855,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                           5.000      07/01/2030         9,249,756
-----------------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                           5.000      07/01/2040         5,437,900
-----------------------------------------------------------------------------------------------------------------------------
        700,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                           5.000      07/01/2037           734,972
-----------------------------------------------------------------------------------------------------------------------------
      2,500,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                           5.000      07/01/2046         2,608,000
-----------------------------------------------------------------------------------------------------------------------------
     20,000,000   Puerto Rico Highway & Transportation Authority,
                  Series N 2                                                         4.107      07/01/2045        20,020,000
-----------------------------------------------------------------------------------------------------------------------------
      2,105,000   Puerto Rico IMEPCF (American Airlines) 6                           6.450      12/01/2025         2,148,489
-----------------------------------------------------------------------------------------------------------------------------
      3,000,000   Puerto Rico Infrastructure                                         5.000      07/01/2037         3,137,880
-----------------------------------------------------------------------------------------------------------------------------
     20,900,000   Puerto Rico Infrastructure                                         5.000      07/01/2041        21,700,679
-----------------------------------------------------------------------------------------------------------------------------
     15,650,000   Puerto Rico Infrastructure                                         5.000      07/01/2046        16,272,244
-----------------------------------------------------------------------------------------------------------------------------
        235,000   Puerto Rico ITEMECF (Ana G. Mendez University)                     5.375      02/01/2019           241,441
-----------------------------------------------------------------------------------------------------------------------------
        500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                     5.375      02/01/2029           511,755
-----------------------------------------------------------------------------------------------------------------------------
      2,750,000   Puerto Rico Municipal Finance Agency, Series A                     5.250      08/01/2025         2,940,548
-----------------------------------------------------------------------------------------------------------------------------
     24,915,000   Puerto Rico Port Authority (American Airlines),
                  Series A                                                           6.250      06/01/2026        25,071,965
-----------------------------------------------------------------------------------------------------------------------------
      1,170,000   Puerto Rico Port Authority (American Airlines),
                  Series A                                                           6.300      06/01/2023         1,170,725
-----------------------------------------------------------------------------------------------------------------------------
        105,000   Puerto Rico Port Authority, Series D                               7.000      07/01/2014           105,232
-----------------------------------------------------------------------------------------------------------------------------
      9,540,000   Puerto Rico Public Buildings Authority                             5.250      07/01/2033        10,138,826
-----------------------------------------------------------------------------------------------------------------------------
        100,000   University of Puerto Rico 6                                        5.400      06/01/2009           100,144
-----------------------------------------------------------------------------------------------------------------------------
      6,645,000   V.I. Government Refinery Facilities (Hovensa Coker)                6.500      07/01/2021         7,488,782
-----------------------------------------------------------------------------------------------------------------------------
     12,980,000   V.I. Public Finance Authority (Gross Receipts
                  Taxes Loan) 2                                                      5.000      10/01/2024        13,649,370
-----------------------------------------------------------------------------------------------------------------------------
         25,000   V.I. Public Finance Authority (Gross Receipts
                  Taxes Loan)                                                        5.000      10/01/2031            25,988
-----------------------------------------------------------------------------------------------------------------------------
      4,000,000   V.I. Public Finance Authority (Hovensa Coker) 6                    6.500      07/01/2021         4,464,920
-----------------------------------------------------------------------------------------------------------------------------
      7,500,000   V.I. Public Finance Authority (Hovensa Refinery)                   4.700      07/01/2022         7,542,225
-----------------------------------------------------------------------------------------------------------------------------
      5,000,000   V.I. Public Finance Authority (Hovensa Refinery)                   6.125      07/01/2022         5,519,281
-----------------------------------------------------------------------------------------------------------------------------
     17,450,000   V.I. Tobacco Settlement Financing Corp.                            6.250 8    05/15/2035         3,341,850
-----------------------------------------------------------------------------------------------------------------------------
      2,195,000   V.I. Tobacco Settlement Financing Corp.                            6.500 8    05/15/2035           392,620
-----------------------------------------------------------------------------------------------------------------------------


                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON     MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$     4,150,000   V.I. Tobacco Settlement Financing Corp. 6                          6.875 8 %  05/15/2035   $       666,615
-----------------------------------------------------------------------------------------------------------------------------
      7,000,000   V.I. Tobacco Settlement Financing Corp. 6                          7.625 8    05/15/2035           918,890
-----------------------------------------------------------------------------------------------------------------------------
         40,000   V.I. Tobacco Settlement Financing Corp. (TASC)                     5.000      05/15/2021            40,636
-----------------------------------------------------------------------------------------------------------------------------
      2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC) 6                   5.000      05/15/2031         2,269,240
                                                                                                             ----------------
                                                                                                                 510,451,561
-----------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,528,960,348)-122.0%                                                       1,601,889,478
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(22.0)                                                                    (288,712,973)
                                                                                                             ----------------
NET ASSETS-100.0%                                                                                            $ 1,313,176,505
                                                                                                             ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Security represents the underlying municipal bond on an inverse floating rate security.The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Issue is in default. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of April 30, 2007 was $17,455, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

5. Non-income producing security.

6. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after April 30, 2007. See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS     Adult Communities Total Services
ARC      Assoc. of Retarded Citizens
AUS      Allegheny United Hospital
BSVHS    Baptist/St. Vincent's Health System
CCMC     Crozer-Chester Medical Center
CKHS     Crozer-Keystone Health System
COP      Certificates of Participation
CPAP     Crime Prevention Assoc. of Philadelphia
DCMH     Delaware County Memorial Hospital
DOCNHS   Daughters of Charity National Health Systems
DPH      Divine Providence Hospital
EDA      Economic Devel. Authority
EDFA     Economic Devel. Finance Authority
GIH      Germantown Interfaith Housing
GO       General Obligation
GPA      General Purpose Authority
H&EFA    Health and Educational Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
HDA      Hospital Devel. Authority
HEBA     Higher Education Building Authority
HEFA     Higher Education Facilities Authority
HEHA     Higher Education and Health Authority
HFA      Housing Finance Agency/Authority
HFC      Housing Finance Corp.
HUHS     Hehnemann Unversity Hospital System
HW       Highlands at Wyomissing
IDA      Industrial Devel. Agency
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS      Mercy Adult Services
MCCC     Muhlenberg Continuing Care Center Corp.
MCMCSPA  Mercy Catholic Medical Center of Southeastern Pennsylvania


                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

MCP      Medical College Of Pennsylvania
MHH      Mercy Haverford Hospital
MHP      Mercy Health Plan
MHSSPA   Mercy Health System of Southeastern Pennsylvania
MVH      Muncy Valley Hospital
NCPHS    North Central Pennsylvania Helath System
PPAM     Philadelphia Presbytery Apartments of Morrisville
PSEG     Public Service Enterprise Group
RHMC     Reading Hospital & Medical Center
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
RR       Residential Resources
RRDC     Residential Resources Devel. Corp.
RRSW     Residential Resources Southwest
SRHS     Sharon Regional Health System
SRPS     Sharon Regional Physicians Services
TASC     Tobacco Settlement Asset-Backed Bonds
UPMC     University of Pittsburgh Medical Center
V.I.     United States Virgin Islands
WH       Williamsport Hospital
WMHS     Western Maryland Health Systems
WVHCS    Wyoming Valley Health Care System

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                        MARKET VALUE            PERCENT
--------------------------------------------------------------------------------
Tobacco-Master Settlement Agreements         $   245,518,944               15.3%
Hospital/Health Care                             157,974,371                9.9
Water Utilities                                  149,392,695                9.3
Higher Education                                 104,418,157                6.5
Electric Utilities                               101,421,092                6.3
Single Family Housing                             98,462,507                6.2
General Obligation                                83,980,042                5.2
Marine/Aviation Facilities                        82,363,456                5.1
Adult Living Facilities                           80,640,226                5.0
Highways/Commuter Facilities                      78,278,668                4.9
Building Products                                 62,949,286                3.9
Special Tax                                       56,063,725                3.5
Resource Recovery                                 55,903,396                3.5
Tax Increment Financing (TIF)                     30,520,042                1.9
Airlines                                          28,391,179                1.8
Commercial Services & Supplies                    27,334,779                1.7
Municipal Leases                                  27,170,979                1.7
Pollution Control                                 25,857,721                1.6
Not-for-Profit Organization                       18,661,677                1.2
Gas Utilities                                     16,199,331                1.0
Multifamily Housing                               15,224,754                1.0
Education                                         14,461,277                0.9
Sales Tax Revenue                                 13,752,659                0.9
Parking Fee Revenue                               10,926,004                0.7
Sewer Utilities                                   10,827,409                0.7
Paper, Containers & Packaging                      4,722,941                0.3
Energy Equipment & Services                          278,223                0.0
Housing-Student                                      103,587                0.0
Construction & Engineering                            45,002                0.0
Textiles, Apparel & Luxury Goods                      25,037                0.0
Government Appropriation                              10,304                0.0


                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Specialty Retail                                       5,017                0.0
Aerospace & Defense                                    4,991                0.0
                                             -----------------------------------
Total                                        $ 1,601,889,478              100.0%
                                             ===================================

NOTES TO STATEMENTS OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2007, the Fund had purchased $48,000,000 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $84,330,861 as of April 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its


                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2007 municipal bond holdings with a value of $331,425,861 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $247,095,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

      PRINCIPAL                                                                                                 VALUE AS OF
         AMOUNT   INVERSE FLOATERS 1                                               COUPON 2     MATURITY     APRIL 30, 2007
----------------------------------------------------------------------------------------------------------------------------
$       350,000   Allegheny County HDA RITES                                        13.660%     11/15/30     $      493,962
      1,900,000   Allegheny County HDA RITES                                        13.660      11/15/30          2,681,508
      1,970,000   Allegheny County GO RITES                                          4.400       11/1/26          1,987,730
      2,000,000   Bucks County IDA RITES                                             9.780        9/1/32          2,476,720
      2,250,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) RITES     7.680       11/1/38          2,662,110
      2,250,000   Delaware County IDA (Aqua Pennsylvania) RITES                      7.680       11/1/38          2,662,110
      2,750,000   Delaware County IDA (Aqua Pennsylvania) RITES                      7.680       11/1/37          3,269,640
      1,000,000   Lehigh County IDA (Pennsylvania Power & Light Company) RITES 3     7.960       2/15/27          1,158,790
      4,335,000   Lehigh County IDA Pollution Control RITES                          6.700       2/15/27          4,793,903
      3,160,000   Luzerne County IDA ROLs                                            7.475        9/1/34          3,686,835
      5,000,000   PA EDFA (Reliant Energy) RITES 3                                   9.180       12/1/36          6,011,550
      2,500,000   PA EDFA ROLs                                                       6.097       12/1/18          2,751,900
      2,000,000   PA HFA (Single Family Mtg.) RITES                                  8.660        4/1/21          2,326,240
      2,850,000   PA HFA (Single Family Mtg.) RITES                                  8.980       10/1/22          3,196,674
      2,500,000   PA HFA (Single Family Mtg.) RITES                                  8.170       10/1/22          2,766,750
      2,500,000   PA HFA (Single Family Mtg.) RITES                                  7.970       10/1/20          2,773,250
      2,000,000   Philadelphia Authority for Industrial Devel. Airport RITES         9.030        7/1/22          2,453,400
      3,425,000   Philadelphia Authority for Industrial Devel. RITES                 8.100       10/1/26          4,112,466
      2,000,000   Philadelphia Gas Works RITES                                       8.690        8/1/21          2,475,240
      1,780,000   Philadelphia Gas Works RITES                                       8.090        8/1/31          2,168,289
      2,250,000   Philadelphia Redevel. Authority ROLs                               7.678       4/15/28          2,741,985
      2,000,000   Philadelphia School District GO RITES                             10.130        8/1/22          2,734,560
      2,500,000   Puerto Rico Highway & Transportation Authority ROLs                4.288        7/1/45          2,520,000
        775,000   Allegheny County GO RITES                                          4.400       11/1/26            781,975
      2,900,000   St. Mary's Hospital Authority RITES                                6.350      11/15/34          2,909,135
      7,000,000   PA Reset Optional Certificates Trust II ROLs                       7.698       11/1/31          8,160,180
        350,000   Southcentral General Authority ROLs                                7.668       12/1/23            410,998
        565,000   Southcentral General Authority ROLs                                7.645       12/1/25            658,541
        820,000   Southcentral General Authority ROLs                                7.652       12/1/26            955,759
        500,000   Southcentral General Authority ROLs                                7.668       12/1/27            590,060
        630,000   Southcentral General Authority ROLs                                7.654       12/1/28            743,476
        250,000   Southcentral General Authority ROLs                                7.668       12/1/30            295,755
      3,250,000   V.I. Public Finance Authority ROLs                                 7.613       10/1/24          3,919,370
                                                                                                             ---------------
                                                                                                             $   84,330,861
                                                                                                             ===============


                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page xx of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $23,005,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2007, securities with an aggregate market value of $1,066,511, representing 0.08% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2800% as of April 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                 $  1,528,960,348
                                                               =================
Gross unrealized appreciation                                  $     75,501,966
Gross unrealized depreciation                                        (2,572,836)
                                                               -----------------
Net unrealized appreciation                                    $     72,929,130
                                                               =================


                  22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007